CONTENTS


                                                     65
         President's Letter                          Notes to Financial Statements
         -------------------------------             -------------------------------
         1
                                                     82
         Management Discussion
         and Analysis                                Financial Highlights
         -------------------------------             -------------------------------
         4
         Portfolio Highlights
         -------------------------------
         14
         Statements of Assets
         and Liabilities
         -------------------------------
         20
         Statements of Operations
         -------------------------------
         26
         Statements of Changes
         in Net Assets
         -------------------------------
         34
         Schedules of Portfolio
         Investments
         -------------------------------

DEAR SHAREHOLDERS:


The first half of 1998 was an exciting time at Payden & Rygel. Media recognition, strong performance from our established Funds, and intense interest in our new offerings combined to drive growth to record levels.

The national media continued to recognize Payden & Rygel Funds as outstanding investments. In January, Money magazine cited both the Short Duration Tax Exempt and Short Bond Funds as top-yielding in their categories, and The Wall Street Journal named the Global Fixed Income Fund as one of the top 15 performers for world income. In February, Global Fixed Income again made the news, making Business Week's "Mutual Fund Scorecard" as one of the best performers in its category. And for the March Morningstar 500 list, Global Fixed Income was recognized yet again, this time as the top-performing International Bond Fund for the 3-year and 5-year periods.

               PAYDEN & RYGEL FUNDS GARNER RECOGNITION IN NATIONAL MEDIA

Our two Funds which invest using the "dogs" of the Dow strategy continued to receive attention as well. The "dogs" strategy and our Funds were profiled in several magazines. A new CNBC ad drew a strong response from those seeking to switch from costly Unit Investment Trusts based on the "dogs" strategy to Payden & Rygel's low-cost Growth & Income Fund. The European Growth & Income Fund, which takes the "dogs" strategy overseas, picks the 10 highest-yielding stocks from among the biggest 30 companies in each of the four largest European markets. Going forward, we feel it is well-positioned to take advantage of the coming European Monetary Union.

The EMU, which ratified its first members this May, is set to launch next January 1 with eleven members. The continuing consolidation of the European markets should provide excellent opportunities for both this Fund and our other global offerings.

The firm also added three new mutual funds this year. The High Income

                                                          SECURE INTERNET ACCESS

Fund, our latest fixed-income portfolio, delves into the below-investment grade universe and exploits undervalued, but fundamentally sound, businesses. It is designed to earn a higher-than-average return over the long term. The Value Stock Fund hits the bargain equity rack, employing a combination of fundamental and quantitative research to choose a diversified portfolio of small-cap stocks with strong appreciation potential. The Growth Stock Fund offers the same technique, but with an emphasis on growth rather than value issues.

                        NEW FUNDS, NEW ASSETS, NEW GROWTH

Our mutual fund growth was wholly in line with these accolades and offerings. In the five months ending in May, the Funds added another $300 million, bringing mutual fund assets under management to $2 billion. This surge was led by the Growth & Income Fund, the new High Income Fund, and the U.S. Government Fund, which changed its name from U.S. Treasury Fund and broadened to include U.S. general obligations.

Going forward, the firm plans to continue this growth by making some significant expansions to its shareholder services. Starting in the third quarter, we will offer both trading and balance inquires to our shareholders via the Internet. Account holders will be able to log on to a secure server using Netscape Navigator, Internet Explorer, Oracle Power Browser or America Online, and get this information any time of the day - thus resulting in more convenience for you, our shareholders.

As always, we work for you.

Sincerely,



/s/ Joan Payden

Joan Payden
Chairman & CEO
Payden & Rygel Investment Group

                                 Payden & Rygel

MANAGEMENT DISCUSSION AND ANALYSIS


U.S. STOCK MARKETS
The stock markets continued to post impressive gains in the six months ended April 30, 1998. Large-cap stocks led the way as the S&P 500 Stock Index advanced 22.50%. This significantly outpaced the S&P MidCap 400 Stock Index, which gained 19.16%, and the S&P SmallCap 600 Stock Index, which posted a relatively unimpressive 13.14% return. However, a different time horizon can tell a very different story, as the chart below indicates. Large-cap stocks have actually lagged the mid-cap and small-cap indices for the full 12 month period.


6 MONTH PERIOD ENDED 4/30/98                      12 MONTH PERIOD ENDED 4/30/98

          [GRAPH]                                         [GRAPH]


What a timely illustration to underscore the point that investors should always be diversified. The news media focus is on the really large-cap stocks, the "mega-caps." Microsoft, General Electric and Ford are examples of mega-cap stocks. It is easy for an investor to assume that all of the spectacular return action is taking place in the mega-caps. Seasoned investors know that there is a whole world of exciting opportunities in other sectors -- small-cap stocks, foreign stocks or bonds.

The Market Return Fund and the Growth & Income Fund clearly took advantage of the large-cap stock leadership over the past 6 months. The Market Return Fund slightly lagged the S&P 500 with a return of 21.50%. The Growth & Income Fund lagged the S&P 500 with a return of 17.76%. The Growth & Income's result is primarily due to the "dog" performance of Philip Morris, which declined 4.59%, and Chevron, which gained only 1.17%. However, as investors have seen with AT&T and Eastman Kodak, the "dogs" of the Dow strategy continues to work on an individual stock basis. We believe the strategy will perform well relative to the market over time.

Our two small-cap and mid-cap stock funds opened December 30, 1997, and posted a solid start. The Value Stock Fund gained 20.29%, beating both the S&P MidCap 400, which gained 13.88%, and the S&P SmallCap 600 return of 12.56%. The Value Stock Fund's performance was broadly based, as over 60% of the stocks in the portfolio beat the indices. The Growth Stock Fund lagged the indices, posting a 10.91% return. Some positive growth stock selection was overwhelmed by a few stocks with negative earnings surprises.

                                                            SEMI-ANNUAL REPORT 1

FOREIGN STOCK MARKETS
European stock markets rocketed higher during the past six months, as the MSCI Europe Index advanced 29.26% in US dollar terms. Investors are very excited about the gains in efficiency and potential industry consolidation opportunities brought about by European Monetary Union ("EMU"). Far East equity markets continued to experience the malaise brought on by deepening economic problems throughout the region. The MSCI Far East Index declined 9.90%. This somewhat offset the strong showing from Europe, as the MSCI Europe, Australia, and Far East ("EAFE") Index gained "only" 15.59%.

The European Growth & Income Fund (the "EuroDog" fund) gained 23.36%, but lagged the MSCI Europe Index. The Fund's 25% weighting in United Kingdom stocks, which lagged stocks in continental Europe, was the primary reason. The International Equity Fund posted a solid 13.67% return; however, it lagged the MSCI EAFE Index. The Global Balanced Fund gained 13.29%, and continues to provide investors with a high risk-adjusted return from a broadly diversified mix of global stocks and bonds.

BOND MARKETS
The U.S. bond market continued its tight trading range as the Federal Reserve Board kept monetary policy unchanged. The 30-year government bond was down slightly from a 6.20% yield to a 5.95% yield on April 30, 1998. However, the long bond has rallied 1% from one year ago. The yield curve remained relatively flat, as the 2-year government note moved down to 5.57% from its November 1, 1997 level of 5.69%.

German bonds fell 0.50%, bringing the 10-year government bond to a 5.00% yield, as the country prepares for EMU. The United Kingdom is not participating in EMU; nevertheless, its bond market rallied 0.70%. With the rally in the UK, bond yields of developed markets in Europe and North America are at very similar levels. Japanese government bonds also staged a rally, with the 0.10% yield decline lowering the 10-year yield to 1.73%.


6 MONTH PERIOD ENDED 4/30/98                      12 MONTH PERIOD ENDED 4/30/98

           [GRAPH]                                        [GRAPH]

                                                     *Average Maturity=8.6 years

2 PAYDEN & RYGEL INVESTMENT GROUP

The U.S. dollar continued its strength against nearly every currency in the world. The greenback advanced more than 9% against the Japanese yen and nearly 4% against the German mark. We look forward to seeing how the dollar fares against the new European currency next year.

Payden & Rygel Bond Funds performed as we expected over the last six months. When interest rates are stable, it is extremely difficult to make added return over the benchmark through shifts in a Fund's average maturity. Consequently, the Funds have a significant allocation to corporate and mortgage-backed securities. Over long periods of time, such a weighting has historically contributed significant value added. However, over short periods of time, yield spreads may widen and Fund performance can be adversely affected.

The Bunker Hill Money Market Fund continues to provide a high yield with a high quality portfolio and excellent checkwriting privileges. The Limited Maturity, Short Bond and Intermediate Bond Funds exceeded their benchmarks for the last six months. Due to the underperformance of corporate securities in November and December 1997, the Investment Quality and Total Return Funds lagged their benchmarks. The Short Duration Tax Exempt Fund posted strong returns and recently began offering checkwriting privileges. It is an excellent option for investors wanting Federal tax-free income and instant liquidity. Its longer maturity cousin, the Tax Exempt Bond Fund, also posted returns exceeding its benchmark.

The flagship Global Fixed Income Fund continued to earn its high industry rankings with a 4.52% return for the last six months, which is a full 1% above a comparable maturity 100% US government bond portfolio. Likewise, the Global Short Bond Fund returned nearly 0.50% more than its domestic counterpart. The story is the same as it has been since we began the Global Fixed Income Fund nearly seven years ago -- different economic and interest rate cycles of the major developed markets provide greater opportunity for quality-minded bond investors.

Payden & Rygel was also pleased to announce the opening of the High Income Fund on December 30, 1997. This diversified portfolio of corporate and sovereign securities earned a 3.90% return, exceeding its benchmark. Good bond selection, like Host Marriott Properties and First Nationwide, contributed to the strong showing.

                                                            SEMI-ANNUAL REPORT 3

PORTFOLIO HIGHLIGHTS



Throughout this section, portfolio compositions are based upon a percentage of total assets (at market value) in the Fund. In addition, if a particular Fund makes use of bond or equity futures contracts, the portfolio composition for that Fund reflects the effect of the futures contracts. For example, the 5% allocation to Japan in the Global Fixed Income Fund reflects the purchase of Japanese 10-year bond futures contracts which are listed in the Schedule of Portfolio Holdings for the Fund. Similarly, the portfolio composition for the Global Balanced Fund reflects the fact that the market value of the S&P 500 futures contracts were added to the U.S. equity calculation and deducted from the U.S. fixed income allocation.


GLOBAL SHORT BOND FUND


Maturity Composition


                                  Years
U.S.                               2.0

Sweden                             1.4

Germany                            1.7

Australia                          3.8

Japan                              3.4

Spain                              2.0%

Italy                              1.3%




Country Allocation
U.S.                               21%
Germany                            20%
Sweden                             20%
Italy                              14%
Australia                          10%
Japan                              10%
Spain                               5%


                                  CURRENCY 100%
                                   HEDGED INTO
                                     U.S. $


                              APRIL 30, 1998               OCTOBER 31, 1997
---------------------------------------------------------------------------
Net Assets:                     $279,815,000                   $220,865,000
Number of Issues:                         23                             20
Average Maturity:                  2.0 years                      2.1 years
SEC Yield:                             4.43%                          4.94%

4 PAYDEN & RYGEL INVESTMENT GROUP

GLOBAL FIXED INCOME FUND


Maturity Composition

Denmark                  7.7

U.S.                     8.0

U.K.                     9.6

Sweden                   5.3

Germany                  6.2

Australia                9.3

Japan                    7.1

Canada                  10.1

Italy                    5.4

0                                  6                             12
                                  Years

Country Allocation

U.S.                     43%
Germany                  15%
Italy                    10%
Sweden                   10%
U.K.                      7%
Canada                    5%
Japan                     5%
Australia                 4%
Denmark                   1%

                                  CURRENCY 100%
                                   HEDGED INTO
                                     U.S. $


                              APRIL 30, 1998               OCTOBER 31, 1997
---------------------------------------------------------------------------
Net Assets:                     $503,038,000                   $535,644,000
Number of Issues:                         20                             20
Average Maturity:                  7.6 years                      7.3 years
SEC Yield:                             5.04%                          5.39%


GLOBAL BALANCED FUND


Portfolio Composition

STOCKS                        70%

BONDS                         30%

U.S.                          21%

Europe                         9%

U.S.                          30%

Europe                        26%

Japan                          6%

Pacific Rim                    5%

Other                          3%

Top 5 Countries

U.S.                          52%
U.K.                           9%
Japan                          6%
France                         5%
Germany                        5%


                              APRIL 30, 1998               OCTOBER 31, 1997
                              ---------------------------------------------
Net Assets:                      $10,039,000                    $10,312,000
Number of Issues:                         72                             74
Number of Countries:                      18                             18

                                                            SEMI-ANNUAL REPORT 5

INTERNATIONAL EQUITY FUND


Portfolio Composition

[PIE CHART]


Cash                               8%

Japan                             14%

South America                      4%

Pacific Rim                        8%

U.K.                              18%

Continental Europe                48%


Top 5 Countries

U.K.                              18%
Japan                             14%
France                            11%
Switzerland                       11%
Germany                           11%


                              APRIL 30, 1998               OCTOBER 31, 1997
                              ---------------------------------------------
Net Assets:                      $21,864,000                    $14,403,000
Number of Issues:                         60                             64
Number of Countries:                      20                             21


EUROPEAN GROWTH &INCOME FUND


Country Allocation

[PIE CHART]


France                   26%

Germany                  23%

Netherlands              22%

United Kingdom           24%

Cash                      5%


Top 5 Industries

Finance                            18%
Construction                       12%
Energy                             11%
Basic Industries                   10%
Non-Durables                        9%


                              APRIL 30, 1998               OCTOBER 31, 1997
                              ---------------------------------------------
Net Assets:                      $27,131,000                    $13,608,000
Number of Issues:                         67                             55
Number of Industries:                     12                              5

6 PAYDEN & RYGEL INVESTMENT GROUP

U.S. GOVERNMENT FUND


Portfolio Composition

[PIE CHART]

Treasury/Agency                    42%

Cash                                2%

Supranational                       7%

Mortgage Backed                    49%


Credit Quality

AAA                                100%


                              APRIL 30, 1998               OCTOBER 31, 1997
                              ---------------------------------------------
Net Assets:                      $71,220,000                    $15,479,000
Number of Issues:                         19                             10
Average Maturity:                  3.7 years                      2.7 years
SEC Yield:                             5.50%                          5.35%


INTERMEDIATE BOND FUND


Portfolio Composition

[PIE CHART]

Mortgage Backed                    15%

Asset Backed                       20%

Cash                                1%

Corporate                          58%

Treasury/Agency                     6%


Credit Quality

AAA                                37%
AA                                  7%
A                                  25%
BBB                                31%


                              APRIL 30, 1998               OCTOBER 31, 1997
                              ---------------------------------------------
Net Assets:                     $101,403,000                    $80,766,000
Number of Issues:                         39                             39
Average Maturity:                  4.3 years                      4.5 years
SEC Yield:                             6.07%                          5.87%

                                                            SEMI-ANNUAL REPORT 9

INVESTMENT QUALITY BOND FUND


Portfolio Composition

Treasury/Agency                    12%

Mortgage Backed                    26%

Cash                                1%

Corporate                          45%

Asset Backed                       16%


Credit Quality

AAA                                52%
AA                                  3%
A                                  13%
BBB                                32%


                              APRIL 30, 1998               OCTOBER 31, 1997
                              ---------------------------------------------
Net Assets:                     $134,175,000                    $94,987,000
Number of Issues:                         51                             49
Average Maturity:                  6.5 years                      6.5 years
SEC Yield:                             6.15%                          6.08%


TOTAL RETURN FUND


Portfolio Composition

Mortgage Backed                    34%

Other                               3%

Asset Backed                       13%

Corporate                          34%

Cash                                2%

Treasury/Agency                    14%


Credit Quality

AAA                                50%
AA                                  5%
A                                   7%
BBB                                21%
BB                                 17%


                              APRIL 30, 1998               OCTOBER 31, 1997
                              ---------------------------------------------
Net Assets:                      $69,873,000                    $98,863,000
Number of Issues:                         42                             59
Average Maturity:                  6.5 years                      6.5 years
SEC Yield:                             6.47%                          6.39%

10 PAYDEN & RYGEL INVESTMENT GROUP

SHORT DURATION TAX EXEMPT FUND


Portfolio Composition


[PIE CHART]

General Obligation Bonds                 9%

Insured Bonds                           45%

Pre-Refunded Bonds                       3%

Revenue Bonds                           43%


Credit Quality

AAA                                     51%
AA                                      25%
A                                       14%
BBB                                     10%


                              APRIL 30, 1998               OCTOBER 31, 1997
                              ---------------------------------------------
Net Assets:                      $21,784,000                    $38,176,000
Number of Issues:                         20                             37
Average Maturity:                  2.4 years                      2.0 years
SEC Yield:                             3.75%                          3.72%


TAX EXEMPT BOND FUND


Portfolio Composition


[PIE CHART]

General Obligation Bonds          22%

Insured Bonds                     50%

Pre-Refunded Bonds                 8%

Cash                               1%

Revenue Bonds                     19%

Credit Quality

AAA                               69%
AA                                21%
A                                  8%
BBB                                2%


                              APRIL 30, 1998               OCTOBER 31, 1997
                              ---------------------------------------------
Net Assets:                      $66,523,000                    $57,579,000
Number of Issues:                         50                             49
Average Maturity:                  7.4 years                      7.3 years
SEC Yield:                             3.85%                          4.08%

                                                           SEMI-ANNUAL REPORT 11

BUNKER HILL MONEY MARKET FUND


Portfolio Composition

Cash                           5%

Commercial Paper              68%

Certificates of Deposit       10%

Corporate                      2%

Treasury/Agency               15%


                              APRIL 30, 1998               OCTOBER 31, 1997
                              ---------------------------------------------
Net Assets:                      $16,253,000                           Fund
Number of Issues:                         24                            Not
Average Maturity:                    57 days                             In
30-Day Yield:                          5.43%                      Operation


HIGH INCOME FUND


Portfolio Composition

Cash                                1%

Asset Backed                        2%

Commercial Paper                   16%

Corporate                          67%

Treasuries                         10%

Preferred Stock                     4%

Credit Quality

AAA                                27%
A                                   1%
BBB                                 3%
BB                                 43%
B                                  26%


                              APRIL 30, 1998               OCTOBER 31, 1997
                              ---------------------------------------------
Net Assets:                      $47,566,000                           Fund
Number of Issues:                         63                            Not
Average Maturity:                  7.3 years                             In
SEC Yield:                             7.03%                      Operation

12 PAYDEN & RYGEL INVESTMENT GROUP

VALUE STOCK FUND


Largest Holdings

[BAR GRAPH]

Adaptec Inc.                             3%

Allegiance Corp.                         3%

Quest Diagnostics                        3%

Armco                                    3%

Musicland                                3%

Keebler Foods                            3%


Major Sectors

Financials                              26%
Basic Industries                        16%
Technology                              15%
Consumer
  Cyclicals                             13%


                              APRIL 30, 1998               OCTOBER 31, 1997
                              ---------------------------------------------
Net Assets:                      $20,687,000                           Fund
Number of Issues:                         48                         Not In
Number of Industries:                     13                      Operation


GROWTH STOCK FUND


Largest Holdings


[BAR GRAPH]


Kansas City Southern Industries                         4%

ICN Pharmaceuticals                                     3%

Texas Industries                                        3%

Century Telephone                                       3%

Health Management Assoc.                                3%

Neiman Marcus Group Inc.                                2%

Major Sectors

Capital Goods                                          22%
Consumer
  Cyclicals                                            20%
Financials                                             14%
Basic Industries                                       10%


                              APRIL 30, 1998               OCTOBER 31, 1997
                              ---------------------------------------------
Net Assets:                       $3,643,000                           Fund
Number of Issues:                         88                         Not In
Number of Industries:                     16                      Operation

                                                           SEMI-ANNUAL REPORT 13

  STATEMENTS OF ASSETS AND LIABILITIES
April 30, 1998

                                                              GLOBAL                  GLOBAL
                                                            SHORT BOND             FIXED INCOME
                                                               FUND                    FUND
                                                           ============            ============
ASSETS:
Investments, at value*..................................   $275,577,047            $498,459,891
Foreign Cash............................................          1,969                   6,295
Cash....................................................
Receivable for:
  Interest and dividends................................      7,218,790               9,065,685
  Open forward currency contracts.......................
  Closed forward currency contracts.....................        117,920
  Investments sold......................................
  Open futures and options contracts....................                                 38,259
  Fund shares sold......................................                                 14,785
Unamortized organization costs (Note 4).................            728
Deferred expense subsidy (Note 5).......................        198,507
Other assets............................................                                  4,116
                                                           ------------             -----------
     Total Assets.......................................    283,114,961             507,589,031
                                                           ------------             -----------
LIABILITIES:
Payable for:
  Open forward currency contracts.......................   $  3,025,848            $  4,230,170
  Closed forward currency contracts.....................                                 62,001
  Investments purchased.................................
  Open futures contracts................................
  Fund shares redeemed..................................                                 26,222
Payable to Payden & Rygel (Note 5)......................
Accrued expenses:
  Investment advisory fees..............................        142,402                 124,474
  Administration fees...................................         53,922                  24,895
  Other expenses........................................         77,596                  83,763
                                                           ------------             -----------
     Total Liabilities..................................      3,299,768               4,551,525
                                                           ------------             -----------
     NET ASSETS.........................................   $279,815,193            $503,037,506
                                                           ============             ===========
NET ASSETS:
Paid in capital.........................................   $278,749,926            $497,665,048
Undistributed net investment income.....................     (2,786,465)             (1,399,510)
Accumulated net realized gains (losses) from
  Investments...........................................      7,649,813               1,526,149
Net unrealized appreciation (depreciation) from:
  Investments...........................................     (3,334,765)              7,702,812
  Translation of assets and liabilities in foreign
     currencies.........................................       (463,316)             (2,456,993)
                                                           ------------             -----------
     NET ASSETS.........................................   $279,815,193            $503,037,506
                                                           ============             ===========
Outstanding shares of beneficial interest...............     27,548,657              48,677,301
                                                           ============             ===========
NET ASSET VALUE -- offering and redemption price per
  share.................................................   $      10.16            $      10.33
                                                           ============             ===========
------------
* Investments, at cost..................................   $276,392,682            $489,844,076

                       See notes to financial statements.

 14   PAYDEN & RYGEL INVESTMENT GROUP

  GLOBAL      INTERNATIONAL    EUROPEAN       GROWTH &       MARKET
 BALANCED        EQUITY        GROWTH &        INCOME        RETURN
   FUND           FUND        INCOME FUND       FUND          FUND
===========   =============   ===========   ============   ===========
$ 9,921,208    $20,918,027    $27,523,525   $246,396,250   $35,964,526
    168,085        841,202            405
     69,693        107,208        121,213         79,376       282,559
     39,200                                                    720,081
                                   49,169        448,308         4,449
      2,075          1,925          3,656          6,059        12,492
    122,104         85,601        136,238        121,863       204,678
                                                                15,561
-----------   -------------   -----------   ------------   -----------
 10,322,365     21,953,963     27,834,206    247,051,856    37,204,347
-----------   -------------   -----------   ------------   -----------
$    69,036
     12,509
     77,000                       543,298
                                   16,262        200,300
     50,725         23,634         62,188                      119,263
     43,037         42,707         26,149        121,768        79,632
      8,047         10,713          6,801         12,077        17,064
     22,740         12,736         48,022          8,155        25,347
-----------   -------------   -----------   ------------   -----------
    283,094         89,790        702,720        342,300       241,306
-----------   -------------   -----------   ------------   -----------
$10,039,271    $21,864,173    $27,131,486   $246,709,556   $36,963,041
===========   =============   ===========   ============   ===========
$ 8,571,144    $19,035,639    $23,599,821   $201,313,760   $32,096,815
     18,276        111,673        147,646       (100,599)       57,866
    441,643        320,600         63,764          8,314     3,111,005
  1,104,631      2,452,589      2,711,702     45,488,081     1,697,355
    (96,423)       (56,328)       608,553
-----------   -------------   -----------   ------------   -----------
$10,039,271    $21,864,173    $27,131,486   $246,709,556   $36,963,041
===========   =============   ===========   ============   ===========
    880,824      1,788,846      2,158,562     16,563,971     2,633,059
===========   =============   ===========   ============   ===========
$     11.40    $     12.22    $     12.57   $      14.89   $     14.04
===========   =============   ===========   ============   ===========
$ 8,935,427    $18,520,331    $24,201,258   $200,908,169   $35,811,520

                       See notes to financial statements.

                                                        SEMI-ANNUAL REPORT    15

April 30, 1998

                                                          LIMITED                          SHORT
                                                          MATURITY                          BOND
                                                            FUND                            FUND
                                                       ==============                   ============
ASSETS:
Investments, at value*...............................   $157,072,435                    $115,734,237
Foreign Cash.........................................
Cash.................................................
Receivable for:
  Interest and dividends.............................      1,076,975                       1,105,429
  Open forward currency contracts....................
  Closed forward currency contracts..................
  Investments sold...................................
  Open futures and options contracts.................
  Fund shares sold...................................
Unamortized organization costs (Note 4)..............
Deferred expense subsidy (Note 5)....................        629,340                         393,041
Other assets.........................................
                                                       --------------                   ------------
     Total Assets....................................    158,778,750                     117,232,707
                                                       --------------                   ------------
LIABILITIES:
Payable for:
  Open forward currency contracts....................
  Closed forward currency contracts..................
  Investments purchased..............................                                     10,121,545
  Open futures contracts.............................
  Fund shares redeemed...............................      1,679,536
Payable to Payden & Rygel (Note 5)...................
Accrued expenses:
  Investment advisory fees...........................        519,282                         373,382
  Administration fees................................         97,967                           9,730
  Other expenses.....................................         14,223                          12,297
                                                       --------------                   ------------
     Total Liabilities...............................      2,311,008                      10,516,954
                                                       --------------                   ------------
     NET ASSETS......................................   $156,467,742                    $106,715,753
                                                       ==============                   ============
NET ASSETS:
Paid in capital......................................   $156,520,506                    $107,110,915
Undistributed net investment income..................        102,417                         117,259
Accumulated net realized gains (losses) from
  Investments........................................       (191,762)                       (482,613)
Net unrealized appreciation (depreciation) from:
  Investments........................................         36,581                         (29,808)
  Translation of assets and liabilities in foreign
     currencies......................................
                                                       --------------                   ------------
     NET ASSETS......................................   $156,467,742                    $106,715,753
                                                       ==============                   ============
Outstanding shares of beneficial interest............     15,569,284                      10,781,491
                                                       ==============                   ============
NET ASSET VALUE -- offering and redemption price per
  share..............................................   $      10.05                    $       9.90
                                                       ==============                   ============
------------
* Investments, at cost...............................   $157,035,859                    $115,764,050

                       See notes to financial statements.

 16   PAYDEN & RYGEL INVESTMENT GROUP

   U.S.       INTERMEDIATE    INVESTMENT       TOTAL
GOVERNMENT        BOND       QUALITY BOND     RETURN
   FUND           FUND           FUND          FUND
===========   ============  =============   ===========
$86,768,900   $107,996,683  $159,097,861    $88,225,242
    553,665        984,544     1,757,875        831,858
                                                 42,090
                    11,472       106,222
                                                     45
                                                  1,624
    192,159        242,603       369,330        115,650
                                                    366
-----------   ------------  ------------    -----------
 87,514,724    109,235,302   161,331,288     89,216,875
-----------   ------------  ------------    -----------
 16,096,137      7,541,681    26,753,572     19,034,109
                                                189,450
    160,552        181,925       308,496         91,915
     36,838         57,051        70,533          7,334
        812         51,508        23,302         21,560
-----------   ------------  ------------    -----------
 16,294,339      7,832,165    27,155,903     19,344,368
-----------   ------------  ------------    -----------
$71,220,385   $101,403,137  $134,175,385    $69,872,507
===========   ============  ============    ===========
$71,235,882   $100,122,186  $132,429,011    $69,106,194
     26,698         61,267       382,221        482,945
    154,058        617,932       608,919       (250,373)
   (196,253)       601,752       755,234        523,260
                                                 10,481
-----------   ------------  ------------    -----------
$71,220,385   $101,403,137  $134,175,385    $69,872,507
===========   ============  ============    ===========
  6,669,737     10,492,524    13,425,717      6,861,508
===========   ============  ============    ===========
$     10.68   $       9.66  $       9.99    $     10.18
===========   ============  ============    ===========
$86,965,153   $107,414,884  $158,401,412    $87,732,185

                       See notes to financial statements.

                                                        SEMI-ANNUAL REPORT    17

April 30, 1998

                                                     SHORT DURATION                    TAX EXEMPT
                                                       TAX EXEMPT                         BOND
                                                          FUND                            FUND
                                                     ==============                    ===========
ASSETS:
Investments, at value*.............................   $21,448,233                      $64,453,745
Foreign Cash.......................................
Cash...............................................
Receivable for:
  Interest and dividends...........................       322,105                          968,802
  Open forward currency contracts..................
  Closed forward currency contracts................
  Investments sold.................................                                      1,187,029
  Open futures and options contracts...............
  Fund shares sold.................................
Unamortized organization costs (Note 4)............
Deferred expense subsidy (Note 5)..................       274,768                          351,013
Other assets.......................................        18,924
                                                     --------------                     ----------
     Total Assets..................................    22,064,030                       66,960,589
                                                     --------------                     ----------
LIABILITIES:
Payable for:
  Open forward currency contracts..................
  Closed forward currency contracts................
  Investments purchased............................
  Open futures contracts...........................                                          3,750
  Fund shares redeemed.............................                                         62,500
Payable to Payden & Rygel (Note 5).................
Accrued expenses:
  Investment advisory fees.........................       225,442                          306,751
  Administration fees..............................        40,192                           45,167
  Other expenses...................................        14,886                           18,981
                                                     --------------                     ----------
     Total Liabilities.............................       280,520                          437,149
                                                     --------------                     ----------
     NET ASSETS....................................   $21,783,510                      $66,523,440
                                                     ==============                     ==========
NET ASSETS:
Paid in capital....................................   $21,593,004                      $66,454,464
Undistributed net investment income................         4,907                           15,706
Accumulated net realized gains (losses) from
  Investments......................................        71,726                       (1,348,165)
Net unrealized appreciation (depreciation) from:
  Investments......................................       113,873                        1,401,435
  Translation of assets and liabilities in foreign
     currencies....................................
                                                     --------------                     ----------
     NET ASSETS....................................   $21,783,510                      $66,523,440
                                                     ==============                     ==========
Outstanding shares of beneficial interest..........     2,173,165                        6,864,679
                                                     ==============                     ==========
NET ASSET VALUE -- offering and redemption price
  per share........................................   $     10.02                      $      9.69
                                                     ==============                     ==========
------------
* Investments, at cost.............................   $21,334,361                      $63,043,564

                       See notes to financial statements.

 18   PAYDEN & RYGEL INVESTMENT GROUP

BUNKER HILL       HIGH          VALUE        GROWTH
MONEY MARKET     INCOME         STOCK        STOCK
    FUND          FUND          FUND          FUND
============   ===========   ===========   ==========
$16,097,176    $51,441,277   $21,027,428   $3,640,859
     46,311        805,760         4,322        1,893
    116,080        150,625         5,700
        744            555         5,901        5,901
     22,565         17,518         7,651       17,791
      9,113         15,336
-----------    -----------   -----------   ----------
 16,291,989     52,431,071    21,051,002    3,666,444
-----------    -----------   -----------   ----------
                 4,830,186       352,656
      4,840
     15,161                        6,680       19,219
      7,680         21,689
      3,072          3,718         1,418          596
      7,882          9,572         3,357        3,818
-----------    -----------   -----------   ----------
     38,635      4,865,165       364,111       23,633
-----------    -----------   -----------   ----------
$16,253,354    $47,565,906   $20,686,891   $3,642,811
===========    ===========   ===========   ==========
$16,253,354    $47,220,854   $19,871,572   $3,311,489
                   225,926        46,569        7,077
                    44,558       598,075       28,147
                    74,568       170,675      296,098
-----------    -----------   -----------   ----------
$16,253,354    $47,565,906   $20,686,891   $3,642,811
===========    ===========   ===========   ==========
 16,253,354      4,628,695     1,719,615      328,455
===========    ===========   ===========   ==========
$      1.00    $     10.28   $     12.03   $    11.09
===========    ===========   ===========   ==========
$16,097,176    $51,366,709   $20,856,752   $3,344,761

                       See notes to financial statements.

                                                        SEMI-ANNUAL REPORT    19

  STATEMENTS OF OPERATIONS
Period ended April 30, 1998

                                                             GLOBAL                    GLOBAL
                                                           SHORT BOND               FIXED INCOME
                                                              FUND                      FUND
                                                           ===========              ============
INVESTMENT INCOME:
Interest income..........................................  $ 6,910,990              $13,327,845
Dividend Income..........................................
Foreign tax withholdings.................................
                                                           -----------              -----------
  Investment Revenues....................................    6,910,990               13,327,845
                                                           -----------              -----------
EXPENSES:
Investment advisory fees (Note 5)........................      402,562                  749,520
Administration fees (Note 5).............................       80,512                  149,904
Custodian fees...........................................       40,750                   50,616
Accounting fees (Note 5).................................       36,806                   82,817
Legal fees...............................................        3,560                    7,897
Audit fees...............................................       10,455                   18,471
Professional fees........................................        5,700                   31,797
Insurance................................................        6,797                   20,243
Organization expenses (Note 4)...........................          261
Trustees' fees and expenses..............................        9,624                   21,934
Transfer agent fees (Note 5).............................       11,638                   27,867
Registration and filing fees.............................       12,351                   20,746
Printing costs...........................................       10,190                    9,665
Other expenses...........................................        9,992                   23,384
Waived advisory fee (Note 5).............................
Expense subsidy (Note 5).................................      (37,355)
                                                           -----------              -----------
  Net Expenses...........................................      603,843                1,214,861
                                                           -----------              -----------
     Net Investment Income...............................    6,307,147               12,112,984
                                                           -----------              -----------
REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) from:
  Investments............................................   (4,487,546)              (3,171,235)
  Foreign currency transactions..........................   12,143,220                9,591,986
  Open swap contracts....................................
  Futures contracts......................................       (1,051)                 111,432
  Options contracts......................................                               (51,860)
Change in net unrealized appreciation (depreciation)
  from:
  Investments............................................   (3,771,533)                (961,461)
  Translation of assets and liabilities in foreign
     currencies..........................................   (1,221,802)               4,190,534
  Open swap contracts....................................       42,825
  Futures contracts......................................                               753,335
  Open options contracts written.........................
                                                           -----------              -----------
     Net realized and unrealized gains (losses)..........    2,704,113               10,462,731
                                                           -----------              -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS...........  $ 9,011,260              $22,575,715
                                                           ===========              ===========
------------
(a) The Fund commenced operations on December 30, 1997.
(b) The Fund commenced operations on December 17, 1997.

                       See notes to financial statements.

 20   PAYDEN & RYGEL INVESTMENT GROUP

  GLOBAL     INTERNATIONAL      EUROPEAN       GROWTH &       MARKET
 BALANCED       EQUITY          GROWTH &        INCOME        RETURN
   FUND         FUND(a)      INCOME FUND(b)      FUND          FUND
==========   =============   ==============   ===========   ==========
$  136,399    $   40,277       $   24,960     $    82,119   $  863,451
    32,604       150,815          181,273       1,979,945
----------   -------------   -------------    -----------   ----------
   169,003       191,092          206,233       2,062,064      863,451
----------   -------------   -------------    -----------   ----------
    24,010        52,958           41,848         504,979       39,967
     2,881         5,296            5,022          60,598        8,564
    17,005        17,418           57,849          14,098        3,596
     4,444         5,220            5,151          27,901        5,399
       150           235            1,781           2,065          250
     9,468         9,483            9,472           9,975        9,484
     3,687           384              344           3,913          440
       241           525              491           5,568          628
       639           594              802           1,995       10,514
       420           635              612           6,328          702
     5,819         6,330           18,705          79,790        6,744
     5,886         3,539            8,333          26,363        2,226
       407           650              673           6,011          590
       529         1,614            1,458           1,253        2,594
                                   (8,369)       (201,992)
   (41,972)      (25,462)         (85,585)         (3,467)     (27,466)
----------   -------------   -------------    -----------   ----------
    33,614        79,419           58,587         545,378       64,232
----------   -------------   -------------    -----------   ----------
   135,389       111,673          147,646       1,516,686      799,219
----------   -------------   -------------    -----------   ----------
   168,491       414,806          165,096          16,653      (15,258)
    43,945       (94,206)         (94,580)
   259,564                                                   2,671,191
   616,527     1,939,218        3,325,627      31,928,183    2,112,364
    (3,001)         (752)           2,780
----------   -------------   -------------    -----------   ----------
 1,085,526     2,259,066        3,398,923      31,944,836    4,768,297
----------   -------------   -------------    -----------   ----------
$1,220,915    $2,370,739       $3,546,569     $33,461,522   $5,567,516
==========   =============   =============    ===========   ==========

                       See notes to financial statements.

                                                        SEMI-ANNUAL REPORT    21

Period ended April 30, 1998

                                                            LIMITED                       SHORT
                                                            MATURITY                       BOND
                                                              FUND                         FUND
                                                           ==========                   ==========
INVESTMENT INCOME:
Interest income..........................................  $4,479,000                   $2,801,827
Dividend income..........................................
Foreign tax withholdings.................................
                                                           ----------                   ----------
  Investment Revenues....................................   4,479,000                    2,801,827
                                                           ----------                   ----------
EXPENSES:
Investment advisory fees (Note 5)........................     213,460                      121,529
Administration fees (Note 5).............................      45,741                       26,042
Custodian fees...........................................       8,598                        2,489
Accounting fees (Note 5).................................      25,288                       19,789
Legal fees...............................................       1,982                        1,452
Audit fees...............................................      10,006                        9,915
Professional fees........................................         612                        2,458
Insurance................................................       5,115                        3,482
Organization expenses (Note 4)...........................
Trustees' fees and expenses..............................       5,631                        3,924
Transfer agent fees (Note 5).............................      13,083                        8,496
Registration and filing fees.............................      10,715                       10,742
Printing costs...........................................       4,150                        2,449
Other expenses...........................................       7,295                        6,210
Waived advisory fee (Note 5).............................                                  (15,464)
Expense subsidy (Note 5).................................    (122,969)                     (66,241)
                                                           ----------                   ----------
  Net Expenses...........................................     228,707                      137,272
                                                           ----------                   ----------
     Net Investment Income...............................   4,250,293                    2,664,555
                                                           ----------                   ----------
REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) from:
  Investments............................................     (64,790)                     (32,510)
  Foreign currency transactions..........................
  Open swap contracts....................................
  Futures contracts......................................                                  (85,879)
  Options contracts......................................                                   (9,125)
Change in net unrealized appreciation (depreciation)
  from:
  Investments............................................    (135,631)                    (224,150)
  Translation of assets and liabilities in foreign
     currencies..........................................
  Open swap contracts....................................
  Futures contracts......................................
  Open options contracts written.........................
                                                           ----------                   ----------
     Net realized and unrealized gains (losses)..........    (200,421)                    (351,664)
                                                           ----------                   ----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS...........  $4,049,872                   $2,312,891
                                                           ==========                   ==========

------------

(a) The Fund commenced operations on December 30, 1997.
(b) The Fund commenced operations on December 17, 1997.

                       See notes to financial statements.

 22   PAYDEN & RYGEL INVESTMENT GROUP

       U.S.      INTERMEDIATE    INVESTMENT      TOTAL
    GOVERNMENT       BOND       QUALITY BOND     RETURN
       FUND          FUND           FUND          FUND
    ==========   ============   ============   ==========
    $1,413,134    $3,293,517     $3,818,699    $3,426,112
    ---------    ------------   ------------   ----------
    1,413,134      3,293,517      3,818,699     3,426,112
    ---------    ------------   ------------   ----------
       69,067        141,859        162,403       114,771
       14,800         30,398         34,801        24,594
          859          1,949          5,506         9,155
        5,405         13,787         17,649        17,749
          255          1,113          1,555         1,540
        9,526          9,673          9,841         9,736
          712          2,919          2,396         2,550
          582          2,831          3,419         3,472
          399                                         504
          675          3,169          4,085         4,105
        5,881          8,132          8,346         8,630
        4,547          5,149         12,084         5,426
          413          1,750          3,946         4,076
        1,046          4,970          6,385         7,278
      (11,380)       (17,899)
      (19,044)        (6,305)       (11,476)      (29,132)
    ---------    ------------   ------------   ----------
       83,743        203,495        260,940       184,454
    ---------    ------------   ------------   ----------
    1,329,391      3,090,022      3,557,759     3,241,658
    ---------    ------------   ------------   ----------
      307,594        553,472        415,720      (227,112)
                                                  (52,663)
                                                  549,633
                      95,971        205,911      (347,282)
                     (16,794)        (8,363)       (8,019)
     (387,086)      (647,765)      (638,614)     (325,169)
                                                   10,481
                                                   20,542
                     (29,672)        54,402      (189,266)
                      33,375                       33,988
    ---------    ------------   ------------   ----------
      (79,492)       (11,413)        29,056      (534,867)
    ---------    ------------   ------------   ----------
    $1,249,899    $3,078,609     $3,586,815    $2,706,791
    =========    ============   ============   ==========

                       See notes to financial statements.

                                                        SEMI-ANNUAL REPORT    23

Period ended April 30, 1998

                                                    SHORT DURATION                      TAX EXEMPT
                                                      TAX EXEMPT                           BOND
                                                         FUND                              FUND
                                                    ==============                      ==========
INVESTMENT INCOME:
Interest income...................................    $ 687,869                         $1,499,484
Dividend income...................................
Foreign tax withholdings..........................
                                                    ------------                         ---------
  Investment Revenues.............................      687,869                          1,499,484
                                                    ------------                         ---------
EXPENSES:
Investment advisory fees (Note 5).................       48,639                            105,010
Administration fees (Note 5)......................        9,120                             19,689
Custodian fees....................................        3,729                              3,504
Accounting fees (Note 5)..........................        8,422                             11,389
Legal fees........................................          557                                874
Audit fees........................................        9,580                              9,684
Professional fees.................................          299                                498
Insurance.........................................        1,446                              2,125
Organization expenses (Note 4)....................
Trustees' fees and expenses.......................        1,582                              2,396
Transfer agent fees (Note 5)......................        6,746                              7,245
Registration and filing fees......................        5,054                              4,853
Printing costs....................................          791                              1,591
Other expenses....................................        3,743                              5,090
Waived advisory fee (Note 5)......................
Expense subsidy (Note 5)..........................      (31,309)                           (14,775)
                                                    ------------                         ---------
  Net Expenses....................................       68,399                            159,173
                                                    ------------                         ---------
     Net Investment Income........................      619,470                          1,340,311
                                                    ------------                         ---------
REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) from:
  Investments.....................................       71,716                             (9,569)
  Foreign currency transactions...................
  Open swap contracts.............................
  Futures contracts...............................                                         (41,371)
  Options contracts...............................
Change in net unrealized appreciation
  (depreciation) from:
  Investments.....................................     (113,709)                          (236,455)
  Translation of assets and liabilities in foreign
     currencies...................................
  Open swap contracts.............................
  Futures contracts...............................                                          10,625
  Open options contracts written..................
                                                    ------------                         ---------
     Net realized and unrealized gains (losses)...      (41,993)                          (276,770)
                                                    ------------                         ---------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS....    $ 577,477                         $1,063,541
                                                    ============                         =========

------------

(a) The Fund commenced operations on December 30, 1997.
(b) The Fund commenced operations on December 17, 1997.

                       See notes to financial statements.

 24   PAYDEN & RYGEL INVESTMENT GROUP

BUNKER HILL      HIGH      VALUE      GROWTH
MONEY MARKET    INCOME     STOCK      STOCK
  FUND(b)      FUND(a)    FUND(a)    FUND(a)
============   ========   ========   ========
  $287,005     $496,200   $ 53,870   $  3,900
                            11,604     11,120
-----------    --------   --------   --------
   287,005      496,200     65,474     15,020
-----------    --------   --------   --------
     7,680       21,689     14,178      5,957
     3,072        3,718      1,418        596
     2,327        2,308      2,308      2,308
     3,008        3,543      2,928      2,928
        95          170         85         85
     6,373        5,817      5,793      5,793
       617          535        535        535
       104           70        740        740
     4,143        3,765      3,765      3,765
     9,181        8,412      8,344      8,344
        68          122         61         61
     1,688        1,649        945        945
                           (14,178)    (5,957)
   (22,565)     (17,518)    (7,651)   (17,791)
-----------    --------   --------   --------
    15,360       34,083     18,905      7,943
-----------    --------   --------   --------
   271,645      462,117     46,569      7,077
-----------    --------   --------   --------
    (1,461)      44,558    382,604     28,147
                           215,471
                 74,568    170,675    296,098
-----------    --------   --------   --------
    (1,461)     119,126    768,750    324,245
-----------    --------   --------   --------
  $270,184     $581,243   $815,319   $331,322
===========    ========   ========   ========

                       See notes to financial statements.

                                                        SEMI-ANNUAL REPORT    25

  STATEMENTS OF CHANGES IN NET ASSETS

                                                                    GLOBAL SHORT BOND
                                                                           FUND
                                                              ==============================
                                                              PERIOD ENDED       YEAR ENDED
                                                               APRIL 30,        OCTOBER 31,
                                                                  1998              1997
                                                              ============      ============
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income.......................................  $  6,307,147      $  6,262,905
Net realized gains (losses).................................     7,697,448         1,385,926
Change in net unrealized appreciation (depreciation)........    (4,993,335)        1,092,920
                                                              ------------      ------------
  Change in net assets resulting from operations............     9,011,260         8,741,751
                                                              ------------      ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income.......................................    (9,142,342)       (7,673,449)
Net realized gains from investments.........................
In excess of net realized gains from investments............
Return of capital...........................................
                                                              ------------      ------------
  Change in net assets from distributions to shareholders...    (9,142,342)       (7,673,449)
                                                              ------------      ------------
FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold..............................    63,881,323       222,627,255
Reinvestment of distributions...............................    44,118,252         7,044,107
Cost of fund shares redeemed................................   (48,918,473)      (38,787,906)
                                                              ------------      ------------
  Change in net assets from capital transactions............    59,081,102       190,883,456
                                                              ------------      ------------
     Total Change in Net Assets.............................    58,950,020       191,951,758
NET ASSETS:
Beginning of period.........................................   220,865,173        28,913,415
                                                              ------------      ------------
End of period...............................................  $279,815,193      $220,865,173
                                                              ============      ============
Undistributed net investment income.........................  $ (2,786,465)     $     48,730
                                                              ============      ============
FUND SHARES OF BENEFICIAL INTEREST:
Outstanding shares at beginning of period...................    21,726,743         2,871,151
                                                              ------------      ------------
Shares sold.................................................     6,278,112        21,965,267
Shares issued in reinvestment of distributions..............     4,342,593           694,777
Shares redeemed.............................................    (4,798,791)       (3,804,452)
                                                              ------------      ------------
Change in shares outstanding................................     5,821,914        18,855,592
                                                              ------------      ------------
Outstanding shares at end of period.........................    27,548,657        21,726,743
                                                              ============      ============

------------
(a) The Fund commenced operations on December 30, 1997.

(b) The Fund commenced operations on December 17, 1997.

(c) The Fund commenced operations on June 30, 1997.

(d) The Fund commenced operations on December 9, 1996.

(e) The Fund commenced operations on November 1, 1996.

                       See notes to financial statements.

 26   PAYDEN & RYGEL INVESTMENT GROUP

          GLOBAL FIXED INCOME              GLOBAL BALANCED            INTERNATIONAL EQUITY
                 FUND                           FUND                          FUND
     =============================   ===========================   ===========================
     PERIOD ENDED     YEAR ENDED     PERIOD ENDED   PERIOD ENDED   PERIOD ENDED   PERIOD ENDED
       APRIL 30,      OCTOBER 31,     APRIL 30,     OCTOBER 31,     APRIL 30,     OCTOBER 31,
         1998            1997            1998         1997(d)          1998         1997(d)
     =============   =============   ============   ============   ============   ============
     $  12,112,984   $  34,212,828   $   135,389    $   284,055    $   111,673    $    82,538
         6,480,323      30,450,300       472,000        325,352        320,600       (262,004)
         3,982,408     (14,317,158)      613,526        394,682      1,938,466        457,795
     -------------   -------------   -----------    -----------    -----------    -----------
        22,575,715      50,345,970     1,220,915      1,004,089      2,370,739        278,329
     -------------   -------------   -----------    -----------    -----------    -----------
       (13,811,743)    (60,308,541)     (117,113)       (42,206)
                                        (490,802)      (106,756)
                                                                                       (5,580)
     -------------   -------------   -----------    -----------    -----------    -----------
       (13,811,743)    (60,308,541)     (607,915)      (148,962)            --         (5,580)
     -------------   -------------   -----------    -----------    -----------    -----------
        93,145,281      59,238,120       800,624     10,510,669      8,103,712     14,175,623
        11,329,566      26,681,751       596,508        131,260                         3,938
      (145,845,535)   (191,477,656)   (2,283,231)    (1,184,686)    (3,013,167)       (49,421)
     -------------   -------------   -----------    -----------    -----------    -----------
       (41,370,688)   (105,557,785)     (886,099)     9,457,243      5,090,545     14,130,140
     -------------   -------------   -----------    -----------    -----------    -----------
       (32,606,716)   (115,520,356)     (273,099)    10,312,370      7,461,284     14,402,889
       535,644,222     651,164,578    10,312,370             --     14,402,889             --
     -------------   -------------   -----------    -----------    -----------    -----------
     $ 503,037,506   $ 535,644,222   $10,039,271    $10,312,370    $21,864,173    $14,402,889
     =============   =============   ===========    ===========    ===========    ===========
     $  (1,399,510)  $     299,249   $    18,276    $        --    $   111,673    $        --
     =============   =============   ===========    ===========    ===========    ===========
        52,744,225      62,918,935       955,640             --      1,339,997             --
     -------------   -------------   -----------    -----------    -----------    -----------
         9,049,487       5,735,467        72,504      1,049,707        718,772      1,344,022
         1,102,403       2,605,537        57,542         11,941             --            393
       (14,218,814)    (18,515,714)     (204,862)      (106,008)      (269,923)        (4,418)
     -------------   -------------   -----------    -----------    -----------    -----------
        (4,066,924)    (10,174,710)      (74,816)       955,640        448,849      1,339,997
     -------------   -------------   -----------    -----------    -----------    -----------
        48,677,301      52,744,225       880,824        955,640      1,788,846      1,339,997
     =============   =============   ===========    ===========    ===========    ===========

                       See notes to financial statements.

                                                        SEMI-ANNUAL REPORT    27

                                                  EUROPEAN GROWTH &              GROWTH & INCOME
                                                     INCOME FUND                      FUND
                                             ===========================   ===========================
                                             PERIOD ENDED   PERIOD ENDED   PERIOD ENDED    YEAR ENDED
                                              APRIL 30,     OCTOBER 31,     APRIL 30,     OCTOBER 31,
                                                 1998         1997(c)          1998         1997(e)
                                             ============   ============   ============   ============
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income......................  $   147,646    $    51,631    $  1,516,686   $  1,260,571
Net realized gains (losses)................       70,516       (106,176)         16,653         13,164
Change in net unrealized appreciation
  (depreciation)...........................    3,328,407         (8,152)     31,928,183     13,559,898
                                             -----------    -----------    ------------   ------------
  Change in net assets resulting from
     operations............................    3,546,569        (62,697)     33,461,522     14,833,633
                                             -----------    -----------    ------------   ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income......................                                  (2,017,780)      (860,076)
Net realized gains from investments........                                     (21,503)
In excess of net realized gains from
  investments..............................
Return of capital..........................
                                             -----------    -----------    ------------   ------------
  Change in net assets from distributions
     to shareholders.......................           --             --      (2,039,283)      (860,076)
                                             -----------    -----------    ------------   ------------
FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold.............   12,828,739     14,157,125      85,049,409    145,410,059
Reinvestment of distributions..............                                   1,910,892        543,287
Cost of fund shares redeemed...............   (2,852,194)      (486,056)    (22,616,849)    (8,983,038)
                                             -----------    -----------    ------------   ------------
  Change in net assets from capital
     transactions..........................    9,976,545     13,671,069      64,343,452    136,970,308
                                             -----------    -----------    ------------   ------------
     Total Change in Net Assets............   13,523,114     13,608,372      95,765,691    150,943,865
NET ASSETS:
Beginning of period........................   13,608,372             --     150,943,865             --
                                             -----------    -----------    ------------   ------------
End of period..............................  $27,131,486    $13,608,372    $246,709,556   $150,943,865
                                             ===========    ===========    ============   ============
Undistributed net investment income........  $   147,646    $        --    $   (100,599)  $    400,495
                                             ===========    ===========    ============   ============
FUND SHARES OF BENEFICIAL INTEREST:
Outstanding shares at beginning of
  period...................................    1,335,240             --      11,822,224             --
                                             -----------    -----------    ------------   ------------
Shares sold................................    1,089,298      1,382,337       5,898,122     12,473,647
Shares issued in reinvestment of
  distributions............................                                     455,081         42,701
Shares redeemed............................     (265,976)       (47,097)     (1,611,456)      (694,124)
                                             -----------    -----------    ------------   ------------
Change in shares outstanding...............      823,322      1,335,240       4,741,747     11,822,224
                                             -----------    -----------    ------------   ------------
Outstanding shares at end of period........    2,158,562      1,335,240      16,563,971     11,822,224
                                             ===========    ===========    ============   ============

------------
(a) The Fund commenced operations on December 30, 1997.

(b) The Fund commenced operations on December 17, 1997.

(c) The Fund commenced operations on June 30, 1997.

(d) The Fund commenced operations on December 9, 1996.

(e) The Fund commenced operations on November 1, 1996.

                       See notes to financial statements.

 28   PAYDEN & RYGEL INVESTMENT GROUP

           MARKET RETURN                LIMITED MATURITY                 SHORT BOND
                FUND                          FUND                          FUND
     ==========================   ============================   ===========================
     PERIOD ENDED   YEAR ENDED    PERIOD ENDED     YEAR ENDED    PERIOD ENDED    YEAR ENDED
      APRIL 30,     OCTOBER 31,     APRIL 30,     OCTOBER 31,     APRIL 30,     OCTOBER 31,
         1998          1997           1998            1997           1998           1997
     ============   ===========   =============   ============   ============   ============
     $   799,219    $   608,131   $   4,250,293   $  6,039,483   $  2,664,555   $  6,243,084
       2,655,933      2,693,130         (64,790)      (126,929)      (127,514)      (224,312)
       2,112,364       (675,782)       (135,631)        57,988       (224,150)      (425,436)
     -----------    -----------   -------------   ------------   ------------   ------------
       5,567,516      2,625,479       4,049,872      5,970,542      2,312,891      5,593,336
     -----------    -----------   -------------   ------------   ------------   ------------
        (746,264)      (605,389)     (4,188,411)    (5,948,776)    (2,569,551)    (6,017,570)
      (1,741,650)      (512,300)
     -----------    -----------   -------------   ------------   ------------   ------------
      (2,487,914)    (1,117,689)     (4,188,411)    (5,948,776)    (2,569,551)    (6,017,570)
     -----------    -----------   -------------   ------------   ------------   ------------
      17,208,692     13,368,335     128,015,538    184,443,501     62,186,713     34,031,446
       2,383,143      1,005,715       2,855,603      3,221,631      2,179,111      2,184,739
      (5,903,893)    (1,475,545)   (126,693,916)   (86,028,649)   (51,649,069)   (39,502,535)
     -----------    -----------   -------------   ------------   ------------   ------------
      13,687,942     12,898,505       4,177,225    101,636,483     12,716,755     (3,286,350)
     -----------    -----------   -------------   ------------   ------------   ------------
      16,767,544     14,406,295       4,038,686    101,658,249     12,460,095     (3,710,584)
      20,195,497      5,789,202     152,429,056     50,770,807     94,255,658     97,966,242
     -----------    -----------   -------------   ------------   ------------   ------------
     $36,963,041    $20,195,497   $ 156,467,742   $152,429,056   $106,715,753   $ 94,255,658
     ===========    ===========   =============   ============   ============   ============
     $    57,866    $     4,911   $     102,417   $     40,535   $    117,259   $     22,255
     ===========    ===========   =============   ============   ============   ============
       1,577,496        532,943      15,153,628      5,047,881      9,499,849      9,829,447
     -----------    -----------   -------------   ------------   ------------   ------------
       1,299,557      1,080,769      12,476,302     18,330,395      6,261,971      3,426,440
         192,723         83,247         354,633        320,424        220,289        220,346
        (436,717)      (119,463)    (12,415,279)    (8,545,072)    (5,200,618)    (3,976,384)
     -----------    -----------   -------------   ------------   ------------   ------------
       1,055,563      1,044,553         415,656     10,105,747      1,281,642       (329,598)
     -----------    -----------   -------------   ------------   ------------   ------------
       2,633,059      1,577,496      15,569,284     15,153,628     10,781,491      9,499,849
     ===========    ===========   =============   ============   ============   ============

                       See notes to financial statements.

                                                        SEMI-ANNUAL REPORT    29

                                                                    U.S. GOVERNMENT FUND
                                                              ================================
                                                              PERIOD ENDED         YEAR ENDED
                                                               APRIL 30,          OCTOBER 31,
                                                                  1998                1997
                                                              ============        ============
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income.......................................  $ 1,329,391         $  1,167,183
Net realized gains (losses).................................      307,594              (19,304)
Change in net unrealized appreciation (depreciation)........     (387,086)             (45,018)
                                                              -----------         ------------
  Change in net assets resulting from operations............    1,249,899            1,102,861
                                                              -----------         ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income.......................................   (1,306,803)          (1,170,369)
Net realized gains from investments.........................
In excess of net realized gains from investments............
Return of capital...........................................
                                                              -----------         ------------
  Change in net assets from distributions to shareholders...   (1,306,803)          (1,170,369)
                                                              -----------         ------------
FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold..............................   92,299,681           14,417,612
Reinvestment of distributions...............................    1,305,983              598,123
Cost of fund shares redeemed................................  (37,806,981)         (21,583,263)
                                                              -----------         ------------
  Change in net assets from capital transactions............   55,798,683           (6,567,528)
                                                              -----------         ------------
     Total Change in Net Assets.............................   55,741,779           (6,635,036)
NET ASSETS:
Beginning of period.........................................   15,478,606           22,113,642
                                                              -----------         ------------
End of period...............................................  $71,220,385         $ 15,478,606
                                                              ===========         ============
Undistributed net investment income.........................  $    26,698         $      4,110
                                                              ===========         ============
FUND SHARES OF BENEFICIAL INTEREST:
Outstanding shares at beginning of period...................    1,465,864            2,098,931
                                                              -----------         ------------
Shares sold.................................................    8,618,909            1,365,481
Shares issued in reinvestment of distributions..............      122,429               57,071
Shares redeemed.............................................   (3,537,465)          (2,055,619)
                                                              -----------         ------------
Change in shares outstanding................................    5,203,873             (633,067)
                                                              -----------         ------------
Outstanding shares at end of period.........................    6,669,737            1,465,864
                                                              ===========         ============

------------
(a) The Fund commenced operations on December 30, 1997.
(b) The Fund commenced operations on December 17, 1997.
(c) The Fund commenced operations on June 30, 1997.
(d) The Fund commenced operations on December 9, 1996.
(e) The Fund commenced operations on November 1, 1996.

                       See notes to financial statements.

 30   PAYDEN & RYGEL INVESTMENT GROUP

  INTERMEDIATE BOND FUND      INVESTMENT QUALITY BOND FUND         TOTAL RETURN FUND
===========================   =============================   ===========================
PERIOD ENDED    YEAR ENDED    PERIOD ENDED     YEAR ENDED     PERIOD ENDED   PERIOD ENDED
 APRIL 30,     OCTOBER 31,      APRIL 30,      OCTOBER 31,     APRIL 30,     OCTOBER 31,
    1998           1997           1998            1997            1998         1997(d)
============   ============   =============   =============   ============   ============
$  3,090,022   $  3,228,723   $  3,557,759    $  3,291,395    $ 3,241,658    $  2,213,316
     632,649        491,896        613,268         775,742        (64,901)        734,395
    (644,062)       795,460       (584,212)      1,082,257       (469,966)      1,003,707
 -----------   ------------   ------------    ------------    -----------     -----------
   3,078,609      4,516,079      3,586,815       5,149,394      2,706,791       3,951,418
 -----------   ------------   ------------    ------------    -----------     -----------
  (3,045,032)    (3,187,522)    (3,198,102)     (3,322,442)    (2,898,047)     (2,231,855)
    (492,095)                     (524,753)                      (761,994)
 -----------   ------------   ------------    ------------    -----------     -----------
  (3,537,127)    (3,187,522)    (3,722,855)     (3,322,442)    (3,660,041)     (2,231,855)
 -----------   ------------   ------------    ------------    -----------     -----------
  33,633,888     66,036,447     45,573,590     105,924,171     10,956,400     100,529,378
   3,856,099      2,522,572      3,569,093       3,032,320      3,141,363       1,985,084
 (16,393,925)   (41,888,712)    (9,817,823)    (48,100,615)   (42,134,662)     (5,371,369)
 -----------   ------------   ------------    ------------    -----------     -----------
  21,096,062     26,670,307     39,324,860      60,855,876    (28,036,899)     97,143,093
 -----------   ------------   ------------    ------------    -----------     -----------
  20,637,544     27,998,864     39,188,820      62,682,828    (28,990,149)     98,862,656
  80,765,593     52,766,729     94,986,565      32,303,737     98,862,656              --
 -----------   ------------   ------------    ------------    -----------     -----------
$101,403,137   $ 80,765,593   $134,175,385    $ 94,986,565    $69,872,507    $ 98,862,656
============   ============   ============    ============    ===========     ===========
$     61,267   $     16,277   $    382,221    $     22,564    $   482,945    $    139,334
============   ============   ============    ============    ===========     ===========
   8,314,810      5,497,972      9,488,598       3,294,124      9,642,346              --
------------   ------------   ------------    ------------    -----------     -----------
   3,477,530      6,908,211      4,558,642      10,781,572      1,071,456       9,978,479
     398,309        262,392        357,878         308,738        309,634         195,644
  (1,698,125)    (4,353,765)      (979,401)     (4,895,836)    (4,161,928)       (531,777)
------------   ------------   ------------    ------------    -----------     -----------
   2,177,714      2,816,838      3,937,119       6,194,474     (2,780,838)      9,642,346
 -----------   ------------   ------------    ------------    -----------     -----------
  10,492,524      8,314,810     13,425,717       9,488,598      6,861,508       9,642,346
============   ============   ============    ============    ===========     ===========

                       See notes to financial statements.

                                                        SEMI-ANNUAL REPORT    31


                                                               SHORT DURATION TAX EXEMPT FUND
                                                              ================================
                                                              PERIOD ENDED         YEAR ENDED
                                                               APRIL 30,          OCTOBER 31,
                                                                  1998                1997
                                                              ============        ============
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income.......................................  $   619,470         $  1,331,922
Net realized gains (losses).................................       71,716               68,232
Change in net unrealized appreciation (depreciation)........     (113,709)             175,031
                                                              -----------         ------------
  Change in net assets resulting from operations............      577,477            1,575,185
                                                              -----------         ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income.......................................     (617,945)          (1,330,765)
Net realized gains from investments.........................      (24,982)
In excess of net realized gains from investments............
Return of capital...........................................
                                                              -----------         ------------
  Change in net assets from distributions to shareholders...     (642,927)          (1,330,765)
                                                              -----------         ------------
FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold..............................    1,075,192           25,806,604
Reinvestment of distributions...............................      492,986            1,017,341
Cost of fund shares redeemed................................  (17,895,317)         (25,227,895)
                                                              -----------         ------------
  Change in net assets from capital transactions............  (16,327,139)           1,596,050
                                                              -----------         ------------
     Total Change in Net Assets.............................  (16,392,589)           1,840,470
NET ASSETS:
Beginning of period.........................................   38,176,099           36,335,629
                                                              -----------         ------------
End of period...............................................  $21,783,510         $ 38,176,099
                                                              ===========         ============
Undistributed net investment income.........................  $     4,907         $      3,382
                                                              ===========         ============
FUND SHARES OF BENEFICIAL INTEREST:
Outstanding shares at beginning of period...................    3,788,693            3,630,620
                                                              -----------         ------------
Shares sold.................................................      106,473            2,566,567
Shares issued in reinvestment of distributions..............       48,936              101,327
Shares redeemed.............................................   (1,770,937)          (2,509,821)
                                                              -----------         ------------
Change in shares outstanding................................   (1,615,528)             158,073
                                                              -----------         ------------
Outstanding shares at end of period.........................    2,173,165            3,788,693
                                                              ===========         ============

------------
(a) The Fund commenced operations on December 30, 1997.
(b) The Fund commenced operations on December 17, 1997.
(c) The Fund commenced operations on June 30, 1997.
(d) The Fund commenced operations on December 9, 1996.
(e) The Fund commenced operations on November 1, 1996.

                       See notes to financial statements.

 32   PAYDEN & RYGEL INVESTMENT GROUP

                              BUNKER HILL
                              MONEY MARKET   HIGH INCOME    VALUE STOCK    GROWTH STOCK
   TAX EXEMPT BOND FUND           FUND           FUND           FUND           FUND
===========================   ============   ============   ============   ============
PERIOD ENDED    YEAR ENDED    PERIOD ENDED   PERIOD ENDED   PERIOD ENDED   PERIOD ENDED
 APRIL 30,     OCTOBER 31,     APRIL 30,      APRIL 30,      APRIL 30,      APRIL 30,
    1998           1997         1998(b)        1998(a)        1998(a)        1998(a)
============   ============   ============   ============   ============   ============
$ 1,340,311    $  2,313,132   $   271,645    $   462,117    $    46,569     $    7,077
    (50,940)        177,591        (1,461)        44,558        598,075         28,147
   (225,830)      1,118,221            --         74,568        170,675        296,098
-----------    ------------   -----------    -----------    -----------    ------------
  1,063,541       3,608,944       270,184        581,243        815,319        331,322
-----------    ------------   -----------    -----------    -----------    ------------
 (1,330,163)     (2,313,809)     (271,645)      (236,191)
                                    1,461
-----------    ------------   -----------    -----------    -----------    ------------
 (1,330,163)     (2,313,809)     (270,184)      (236,191)            --             --
-----------    ------------   -----------    -----------    -----------    ------------
 19,447,561      17,559,290    55,358,496     47,086,173     17,874,614      3,315,976
  1,121,667       1,920,237       204,290        236,181      2,007,077
(11,357,761)    (13,058,170)  (39,309,432)      (101,500)       (10,119)        (4,487)
-----------    ------------   -----------    -----------    -----------    ------------
  9,211,467       6,421,357    16,253,354     47,220,854     19,871,572      3,311,489
-----------    ------------   -----------    -----------    -----------    ------------
  8,944,845       7,716,492    16,253,354     47,565,906     20,686,891      3,642,811
 57,578,595      49,862,103            --             --             --             --
-----------    ------------   -----------    -----------    -----------    ------------
$66,523,440    $ 57,578,595   $16,253,354    $47,565,906    $20,686,891     $3,642,811
===========    ============   ===========    ===========    ===========    ============
$    15,706    $      5,558   $        --    $   225,926    $    46,569     $    7,077
===========    ============   ===========    ===========    ===========    ============
  5,932,070       5,266,366            --             --             --             --
-----------    ------------   -----------    -----------    -----------    ------------
  1,977,400       1,829,792    55,358,496      4,615,418      1,553,407        328,872
    114,839         200,726       204,290         23,132        167,059
 (1,159,630)     (1,364,814)  (39,309,432)        (9,855)          (851)          (417)
-----------    ------------   -----------    -----------    -----------    ------------
    932,609         665,704    16,253,354      4,628,695      1,719,615        328,455
-----------    ------------   -----------    -----------    -----------    ------------
  6,864,679       5,932,070    16,253,354      4,628,695      1,719,615        328,455
===========    ============   ===========    ===========    ===========    ============

                       See notes to financial statements.

                                                        SEMI-ANNUAL REPORT    33

GLOBAL SHORT BOND FUND
  SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 1998

PRINCIPAL
OR SHARES       SECURITY DESCRIPTION       VALUE (000)
----------  -----------------------------  -----------
AUSTRALIA (AUSTRALIAN DOLLAR) (5.7%)
 4,500,000  Queensland Treasury Corp.
            8.000%, 08/14/01               $  3,164.0
16,760,000  Australian Government Bond
            9.500%, 05/15/03                 12,925.0
                                           -----------
            AUSTRALIA (COST - $16,351.0)     16,089.0
GERMANY (GERMAN MARK) (19.4%)
11,000,000  LKB Bad - Wurt Finance
            6.000%, 05/10/99                  6,246.7
 6,800,000  Treuhand Obligation
            6.250%, 07/29/99                  3,889.7
15,650,000  IBRD
            7.250%, 10/13/99                  9,091.5
10,000,000  KFW International Finance
            7.500%, 01/24/00                  5,865.0
18,000,000  Finland Government Bond
            7.500%, 01/27/00                 10,564.0
18,500,000  European Community Note
            6.500%, 03/10/00                 10,712.1
 8,700,000  Dresdner Bank
            6.500%, 05/22/00                  5,040.0
 5,300,000  European Investment Bank
            6.000%, 07/24/00                  3,055.6
                                           -----------
            GERMANY (COST - $55,060.8)       54,464.6
ITALY (ITALIAN LIRA) (15.1%)
27,300 mil. Italian Government Bond
            8.250%, 07/01/99                 16,042.1
44,850 mil. Italian Government Bond
            7.500%, 10/01/99                 26,337.2
                                           -----------
            ITALY (COST - $42,367.2)         42,379.3
JAPAN (JAPANESE YEN) (9.6%)
1,150 mil.  Republic of Austria
            5.000%, 01/22/01                  9,707.4
1,350 mil.  Japan Development Bank
            6.500%, 09/20/01                 12,136.6
  560 mil.  European Investment Bank
            4.630%, 02/26/03                  4,928.5
                                           -----------
            JAPAN (COST - $26,827.4)         26,772.5
SPAIN (SPANISH PESETA) (4.4%)
1,780 mil.  Spanish Government Bond
            6.750%, 04/15/00                 12,182.8
                                           -----------
            SPAIN (COST - $12,121.4)         12,182.8
SWEDEN (SWEDISH KRONA) (19.1%)
208.8 mil.  Swedish Government Bond
            11.000%, 01/21/99                28,134.0
177.2 mil.  Swedish Government Bond
            10.250%, 05/05/00                25,181.8
                                           -----------
            SWEDEN (COST - $52,414.6)        53,315.8

PRINCIPAL
OR SHARES       SECURITY DESCRIPTION       VALUE (000)
----------  -----------------------------  -----------
UNITED STATES (UNITED STATES DOLLAR)
  (24.6%)
18,800,000  FNMA Global Bond
            5.750%, 09/05/00               $ 12,351.1
 7,200,000  U.S. Treasury Note
            6.500%, 04/30/99                  7,267.5
10,850,000  U.S. Treasury Note
            6.000%, 08/15/99                 10,908.7
17,200,000  U.S. Treasury Note
            7.750%, 01/31/00(a)              17,811.6
19,800,000  U.S. Treasury Note
            6.625%, 07/31/01                 20,369.3
                                           -----------
            UNITED STATES
            (COST - $69,585.5)               68,708.2
INVESTMENT COMPANIES (0.6%)
 1,664,825  Dreyfus Treasury Cash
            Management Fund                   1,664.8
                                           -----------
TOTAL (COST - $276,392.7)(b) (98.5%)       $275,577.0
                                           ===========

Percentages indicated are based on net assets of $279,815,193.

(a) All or a portion of the security is held by the custodian in a segregated account.

At April 30, 1998, the Fund's open swap contracts were as follows:

          SWAPS            UNREALIZED APPRECIATION   SETTLE DATE
-------------------------  -----------------------   -----------
Merrill Lynch November 98          $42,825             6/15/98

The swap consists of two components. The Fund benefits if Italian three month LIBOR falls below 4.74%. For each 0.01% that the Italian three month LIBOR falls/rises, the Fund's profit/loss is approximately $12,000. The Fund benefits if German three month LIBOR rises above 3.805%. For each 0.01% that German three month LIBOR rises/falls, the Fund's profit/loss is approximately $12,000.

(b) This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

             Unrealized appreciation          $ 1,843,654
             Unrealized depreciation           (2,659,289)
                                               ----------
             Net unrealized depreciation      $  (815,635)
                                               ==========

FORWARD CURRENCY CONTRACTS

                                                                 UNREALIZED
DELIVERY                             CONTRACT     CONTRACT      APPRECIATION
  DATE            CURRENCY            PRICE        VALUE       (DEPRECIATION)
--------  ------------------------  ----------  ------------   --------------
ASSETS:
07/20/98  Australian Dollar (sell)    0.654260  $ 29,278,135    $    76,791
06/22/98  Japanese Yen (sell)        130.52000    27,735,213        117,395
                                                  ----------     ----------
                                                $ 57,013,348    $   194,186
                                                  ==========     ==========
LIABILITIES:
06/10/98  German Mark (sell)          1.820140  $ 56,193,480    $  (947,175)
06/05/98  Italian Lira (sell)       1,818.6200     2,983,031        (81,072)
06/05/98  Italian Lira (sell)       1,782.3000    40,038,153       (266,800)
05/27/98  Spanish Peseta (sell)      153.15700    13,058,496        (77,750)
05/05/98  Swedish Krona (sell)        7.737000     2,347,551           (213)
07/09/98  Swedish Krona (sell)        7.979100    54,843,278     (1,847,024)
                                                  ----------     ----------
                                                $169,463,989    $(3,220,034)
                                                  ==========     ==========

                       See notes to financial statements.

 34   PAYDEN & RYGEL INVESTMENT GROUP

GLOBAL FIXED INCOME FUND
  SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 1998

PRINCIPAL
OR SHARES       SECURITY DESCRIPTION       VALUE (000)
----------  -----------------------------  -----------
CANADA (CANADIAN DOLLAR) (5.3%)
36,700,000  Canadian Government Bond
            6.000%, 06/01/08               $ 26,871.2
                                           -----------
            CANADA (COST - $26,617.3)        26,871.2
DENMARK (DANISH KRONE) (1.0%)
35,000,000  Danish Government Bond
            6.000%, 10/01/19                  5,033.1
                                           -----------
            DENMARK (COST - $5,060.7)         5,033.1
GERMANY (GERMAN MARK) (15.2%)
10,000,000  Bayerische Vereinsbank
            4.500%, 06/24/02                  5,515.5
35,300,000  Bayerische Vereinsbank Global
            4.500%, 06/24/02                 19,554.5
 5,020,000  Bundesobligation #114
            6.500%, 03/15/00                  2,912.1
20,000,000  LKB Bad-Wurt Finance
            5.250%, 05/15/01                 11,372.2
60,700,000  German Government Bond
            6.250%, 04/26/06                 36,703.5
                                           -----------
            GERMANY (COST - $77,081.8)       76,057.8
GREAT BRITAIN (BRITISH POUND) (7.0%)
19,200,000  UK Gilt
            7.250%, 12/07/07                 35,392.4
                                           -----------
            GREAT BRITAIN
            (COST - $34,148.3)               35,392.4
ITALY (ITALIAN LIRA) (10.1%)
75,990 mil. Italian Gov't Bond
            9.000%, 10/01/03                 51,003.2
                                           -----------
            ITALY (COST - $50,302.4)         51,003.2
SWEDEN (SWEDISH KRONA) (9.8%)
167.3 mil.  Swedish Government Bond
            10.250%, 05/05/00                23,774.9
  183 mil.  Swedish Government Bond
            6.500%, 10/25/06                 25,549.5
                                           -----------
            SWEDEN (COST - $47,084.6)        49,324.4
UNITED STATES (UNITED STATES DOLLAR)
  (49.9%)
31,850,000  FNMA Global Bond
            6.375%, 08/15/07                 21,165.3
70,000,000  FHLMC Discount Note              69,580.8
11,900,000  U.S. Treasury Note
            6.375%, 05/15/00                 12,079.5

PRINCIPAL
OR SHARES       SECURITY DESCRIPTION       VALUE (000)
----------  -----------------------------  -----------
12,000,000  U.S. Treasury Note
            5.750%, 11/15/00(a)            $ 12,038.7
27,200,000  U.S. Treasury Note
            7.880%, 08/15/01(a)              28,997.9
43,400,000  U.S. Treasury Note
            5.750%, 08/15/03(a)              43,571.9
 9,600,000  U.S. Treasury Note
            6.500%, 10/15/06                 10,063.2
40,000,000  U.S. Treasury Bond
            6.250%, 08/15/23(a)              41,129.2
11,600,000  U.S. Treasury Bond
            6.125%, 11/15/27(a)              11,880.2
                                           -----------
            UNITED STATES
            (COST - $245,277.9)             250,506.7
INVESTMENT COMPANIES (0.8%)
 4,271,117  Dreyfus Treasury Cash
            Management Fund                   4,271.1
                                           -----------
TOTAL (COST - $489,844.1)(b) (99.1%)       $498,459.9
                                           ===========

Percentages indicated are based on net assets of $503,037,506.

(a) All or a portion of the security is held by the custodian in a segregated account.

At April 30, 1998, the Fund's open futures contracts were as follows:

                                                        UNREALIZED
                          EXPIRATION     CURRENT       APPRECIATION
 #      CONTRACT TYPE        DATE      MARKET VALUE   (DEPRECIATION)
---  -------------------  ----------   ------------   --------------
 32  10 Year Treasury
     Municipal Future      06/30/98    $ 3,594,000      $  10,000
 24  Japan 10 Year Bond
     Future - Long         06/30/98    $23,865,546       (284,483)
 50  Australian 10 Year
     Bond Future - Short   06/30/98    $   146,260           (145)
                                                       ----------
                                                        $(274,628)
                                                       ==========

(b) This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

            Unrealized appreciation        $11,121,256
            Unrealized depreciation         (2,505,441)
                                           -----------
            Net unrealized appreciation    $ 8,615,815
                                           ===========

                                                        SEMI-ANNUAL REPORT    35

GLOBAL FIXED INCOME FUND
  SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
April 30, 1998

FORWARD CURRENCY CONTRACTS

                                                              UNREALIZED
DELIVERY                          CONTRACT     CONTRACT      APPRECIATION
  DATE           CURRENCY          PRICE        VALUE       (DEPRECIATION)
--------   --------------------  ----------  ------------   --------------
ASSETS:
07/20/98   Australian Dollar                 $ 21,852,284    $    57,314
           (sell)                  0.654260
05/11/98   Canadian Dollar                      3,055,752         27,238
           (sell)                  1.417000
                                                ---------     ----------
                                             $ 24,908,036    $    84,552
                                                =========     ==========
LIABILITIES:
05/12/98   British Pound (sell)    1.632300  $ 11,099,640    $  (259,678)
05/12/98   British Pound (sell)    1.615820    24,948,338       (843,997)
05/11/98   Canadian Dollar
           (sell)                  1.437290    23,968,719       (126,498)
06/10/98   Danish Krone (sell)     6.865000     5,098,325        (27,179)
06/10/98   German Mark (sell)      1.811080     2,926,431        (34,514)
06/10/98   German Mark (sell)      1.794000    25,641,026        (57,743)
06/10/98   German Mark (sell)      1.821000     5,491,488        (95,201)
06/10/98   German Mark (sell)      1.820140    44,853,693       (756,036)
06/05/98   Italian Lira (sell)   1,818.6200     3,003,376        (81,625)
06/05/98   Italian Lira (sell)   1,782.3000    49,048,982       (326,845)
05/05/98   Swedish Krona (sell)    7.737000     2,216,395           (201)
07/09/98   Swedish Krona (sell)    7.979100    50,632,277     (1,705,205)
                                                ---------     ----------
                                             $248,928,690    $(4,314,722)
                                                =========     ==========

                       See notes to financial statements.

 36   PAYDEN & RYGEL INVESTMENT GROUP

GLOBAL BALANCED FUND
  SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 1998

 PRINCIPAL
 OR SHARES       SECURITY DESCRIPTION      VALUE (000)
-----------   ---------------------------  -----------
COMMON STOCKS (52.2%)
BASIC MATERIALS (1.8%)
        500   Castorama Dubois Invest
                                            $   82.6
      1,271   Schneider                         95.0
                                           ---------
                                               177.6
              BASIC MATERIALS

CONSUMER GOODS (17.6%)
      1,500   Abbott Laboratories(a)           109.7

      7,000   Brio Technology                   77.0

      1,206   Bristol - Myers Squibb
              Company(a)                       127.7

      8,770   Diageo PLC                       104.7

        792   Electrolux                        73.7

      2,000   Fuji Photo Film                   71.3

      1,200   Home Depot Inc.(a)                83.6

      8,000   Hutchison Whampoa                 49.5

      7,000   Imperial Chemical Inds. PLC      127.1

      3,000   Ines                              22.0

         45   Nestle, SA                        87.3

      1,000   Nichii Gakkan Company             32.6

         40   Novartis, AG                      66.2

     31,000   PT Gudang Garam                   36.7

    152,400   Qingling Motors Company -
               CLH                              65.9

      2,880   Scandic Hotels                   109.8

      1,000   Seven - Eleven Japan              67.0

        700   Sony Corp.                        58.3

      5,000   Toppan Printing Corp.
              Limited                           59.5

      2,000   Toyota Motor Y50                  52.2

      3,000   Wal-Mart Stores(a)               151.7

      3,600   Walgreen Company(a)              124.2
                                           ---------
                                             1,757.7
              CONSUMER GOODS

DIVERSIFIED OPERATIONS (1.3%)
     10,000   Swire Pacific                     50.0

      1,300   Vendex International N.V.         83.4
                                           ---------
                                               133.4
              DIVERSIFIED OPERATIONS

ENERGY (1.9%)
      1,386   Exxon Corp.(a)                   101.1

     38,000   Guangdong Kelon Electric          39.0

      1,560   Tosco Corp.(a)                    55.6
                                           ---------
                                               195.7
              ENERGY

 PRINCIPAL
 OR SHARES       SECURITY DESCRIPTION      VALUE (000)
-----------   ---------------------------  -----------
FINANCIALS (16.0%)
      1,440   Allstate Corp.(a)             $  138.6

      1,550   Argentaria Corp Bancaria         129.2

        920   Axa - UAP                        107.9

      6,308   Banco de Galicia
              Y B.A.s - Sp. ADR(a)             154.5

      6,000   Banco San Paulo                   86.7

     17,126   Bank Of East Asia                 30.8

      1,495   Banque Nationale De Paris        126.0

      3,500   Barclays PLC                     100.4

        970   Bayerische Vereinsbank            73.8

      1,250   BG Bank A/S                       73.1

     14,000   City Developments                 60.6

        600   Credit Suisse Group - Reg        132.0

      5,000   National Westminster Bank        100.0

     12,000   Overseas Chinese Bank             63.3

     10,000   Sun Hung Kai Properties           59.4

      2,500   Tarkett Sommer AG                 86.4

      4,880   Westpac Banking Corp.             32.7

         90   Zuerich Versicherungs             54.9
                                           ---------
                                             1,610.3
              FINANCIALS
CAPITAL GOODS (7.5%)
        679   Alcatel Alsthom                  125.8

      2,000   Bridgestone Tire Co               45.7

      3,805   British Aerospace PLC            127.5

      1,700   Computer Associates
              International Inc.(a)             99.6

      1,872   General Electric Company(a)      159.4

      8,000   General Electric Company
              PLC                               66.2

      1,000   Murata Manufacturing Corp.
              Ltd.                              29.4

      4,200   Nihon Dempa Kogyo                 29.8

      6,000   Nippon Comsys Corp.               70.6
                                           ---------
                                               754.0
              CAPITAL GOODS
UTILITIES (5.0%)
         70   Nippon Telegraph &
              Telephone Corp.                   61.5

        800   Tele Danmark                      67.2

      1,000   Telebras - Sponsored ADR         121.9

        386   Telecel - Communicacoes
              Pessoais(a)(c)                    66.5

     12,798   Telecom Italia Sponsored          95.7
              ADR(c)

      8,000   Vodafone                          88.1
                                           ---------
                                               500.9
              UTILITIES

TRANSPORTATION (1.1%)
     41,000   Cosco Pacific Limited             27.8

      3,600   Deutsche Lufthansa - Reg          85.7
                                           ---------
                                               113.5
              TRANSPORTATION

TOTAL COMMON STOCKS (COST - $4,344.2)        5,243.1


                                                        SEMI-ANNUAL REPORT    37

GLOBAL BALANCED FUND
  SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
April 30, 1998

 PRINCIPAL
 OR SHARES       SECURITY DESCRIPTION      VALUE (000)
-----------   ---------------------------  -----------
BONDS AND NOTES (46.6%)
GERMANY (GERMAN MARK) (2.5%)
    430,000   Bundesobligation #114
              6.500%, 03/15/00              $  249.4
GREAT BRITAIN (BRITISH POUND) (2.6%)
    140,000   UK Gilt
              7.250%, 12/07/07(a)              258.1
ITALY (ITALIAN LIRA) (2.3%)
   350 mil.   BTPS
              9.000%, 10/01/03(a)              234.9
SWEDEN (SWEDISH KRONA) (2.1%)
  1,500,000   Swedish Government Bond
              10.250%, 05/05/00                213.2
UNITED STATES
    (UNITED STATES DOLLAR) (33.3%)
    500,000   FHLMC Discount Note(a)           499.5

    430,000   U.S. Treasury Note
              6.375%, 05/15/00(a)              436.5
  1,270,000   U.S. Treasury Note
              5.750%, 10/31/02(a)            1,274.0
    830,000   U.S. Treasury Note
              6.500%, 10/15/06(a)              870.0
    250,000   U.S. Treasury Bond
              6.250%, 08/15/23(a)              257.1
                                           ---------
              UNITED STATES                  3,337.1

INVESTMENT COMPANIES (3.8%)
    385,379   Dreyfus Treasury Cash
              Management Fund                  385.4
                                           ---------
TOTAL BONDS AND NOTES (COST - $4,591.2)      4,678.1
                                           ---------

TOTAL (COST - $8,935.4)(b) (98.8%)          $9,921.2
                                           =========


Percentages indicated are based on net assets of $10,039,271.

Distribution of investments by country of issue, as a percentage of total value of investment securities, is as follows:

             United States                      49.9%
             Great Britain                       9.8%
             Japan                               6.0%
             France                              5.4%
             Germany                             5.0%
             Italy                               4.2%
             Sweden                              4.0%
             Switzerland                         3.4%
             Hong Kong                           3.2%
             Argentina                           1.6%
             Denmark                             1.4%
             Spain                               1.3%
             Singapore                           1.2%
             Other, less than 1%                 3.6%
                                              -------
                                               100.0%

(a) All or a portion of the security is held by the custodian in a segregated account.

At April 30, 1998, the Fund's open futures contracts were as follows:

                      EXPIRATION                   UNREALIZED
NO.   CONTRACT TYPE      DATE      MARKET VALUE   APPRECIATION
---   --------------  ----------   ------------   ------------
7     S&P 500 Future   06/19/98     $1,958,600      $90,562

(b) This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

             Unrealized appreciation      $1,157,771
             Unrealized depreciation        (171,990)
                                          -----------
             Net unrealized               $  985,781
             appreciation
                                          ===========

(c) Non-income producing security.

FORWARD CURRENCY CONTRACTS

                                                      UNREALIZED
DELIVERY                     CONTRACT    CONTRACT    APPRECIATION
  DATE        CURRENCY         PRICE      VALUE     (DEPRECIATION)
--------  -----------------  ---------  ----------  --------------
ASSETS:
06/22/98  Japanese Yen
          (sell)             130.48500  $  613,097     $  2,759
                                        ----------     --------
                                        $  613,097     $  2,759
                                        ==========     ========
LIABILITIES:
05/01/98  British Pound
          (sell)              1.665500  $   63,973     $   (230)
05/12/98  British Pound
          (sell)              1.615825   1,324,977      (44,824)
06/12/98  French Franc
          (sell)              6.108700     900,355      (15,970)
06/20/98  German Mark
          (sell)              1.811080     276,078       (3,256)
05/05/98  Swedish Krona
          (sell)              7.737000      19,872           (2)
07/09/98  Swedish Krona
          (sell)              7.979100     223,083       (7,513)
                                        ----------     --------
                                        $2,808,338     $(71,795)
                                        ==========     ========

                       See notes to financial statements.

 38   PAYDEN & RYGEL INVESTMENT GROUP

INTERNATIONAL EQUITY FUND
  SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 1998

 SHARES        SECURITY DESCRIPTION       VALUE (000)
---------  -----------------------------  -----------
COMMON STOCKS (92.6%)
BASIC MATERIALS (3.3%)
    2,500  Castorama Dubois Invest         $   413.0
    4,053  Schneider, SA                       303.1
                                          ----------
           BASIC MATERIALS                     716.1
CONSUMER GOODS (25.2%)
    1,105  Adecco, SA                          482.7
   56,592  Diageo PLC                          675.9
    4,047  Electrolux                          376.6
    8,000  Fuji Photo Film                     285.3
   23,000  Hutchison Whampoa                   142.2
   29,000  Imperial Chemical Industries
           PLC                                 526.4
   26,000  Ines                                190.9
   31,000  K.F.C. Holdings (Malaysia)
           Bhd                                  49.0
      160  Nestle, SA                          310.5
    4,000  Nichii Gakkan Company               130.2
      224  Novartis, AG                        370.5
   94,000  PT Gudang Garam                     111.2
  512,000  Qingling Motors
           Company - CLH                       221.5
    5,200  Quimica Y Mineral Chil - Sp.
           ADR                                 225.9
    9,000  Scandic Hotels                      343.2
    4,000  Seven - Eleven Japan                268.0
    3,400  Sony Corp.                          283.4
   17,000  Toppan Printing Corp. Limited       202.4
   12,000  Toyota Motor Y50                    313.4
                                          ----------
           CONSUMER GOODS                    5,509.2
DIVERSIFIED OPERATIONS (2.5%)
   36,000  Swire Pacific A                     179.9
    5,675  Vendex International N.V.           364.1
                                          ----------
           DIVERSIFIED OPERATIONS              544.0
ENERGY (2.5%)
    2,555  Elf Aquitaine                       335.0
  198,000  Guangdong Kelon Electric            203.2
                                          ----------
           ENERGY                              538.2
FINANCIALS (32.8%)
    4,360  Axa - UAP                           511.5
   12,802  Banco de Galicia Y B.A.s -
           Sp. ADR                             313.6
   32,000  Banco San Paulo                     462.5
    8,263  Banco Santander, SA                 436.5
   47,967  Bank Of East Asia                    86.4
    4,867  Banque Nationale De Paris           410.1
   15,900  Barclays PLC                        456.3
    7,050  Bayerische Vereinsbank              536.4

 SHARES        SECURITY DESCRIPTION       VALUE (000)
---------  -----------------------------  -----------
    7,750  BG Bank A/S                     $   453.0
   44,000  City Developments                   190.5
    2,570  Credit Suisse Group - Reg           565.6
   37,600  National Westminster Bank           752.3
   50,500  Nordenbanken Holding SKr 7          372.1
   41,000  Overseas Chinese Bank               216.3
   20,000  Sun Hung Kai Properties             118.8
   12,200  Tarkett Sommer AG                   421.6
   21,400  Westpac Banking Corp.               143.6
    1,200  Zuerich Versicherungs               731.4
                                          ----------
           FINANCIALS                        7,178.5
CAPITAL GOODS (11.6%)
    2,136  Alcatel Alsthom                     395.8
   13,000  Bridgestone Tire Co.                297.2
   15,448  British Aerospace PLC               517.5
   58,000  General Electric Company PLC        479.9
    8,000  Murata Manufacturing Corp.
           Ltd.                                235.0
   16,800  Nihon Dempa Kogyo                   119.3
   23,000  Nippon Comsys Corp.                 270.6
    2,000  Rohm Company                        226.2
                                          ----------
           CAPITAL GOODS                     2,541.5
UTILITIES (10.8%)
      330  Nippon Telegraph &
           Telephone Corp.                     289.8
    4,750  Tele Danmark                        399.1
    2,950  Telebras - Sponsored ADR            359.5
    1,630  Telecel - Communicacoes
           Pessoais(b)                         281.0
   54,813  Telecom Italia Sponsored
           ADR(b)                              410.0
   55,900  Vodafone                            615.3
                                          ----------
           UTILITIES                         2,354.7
TRANSPORTATION (3.9%)
    8,000  Brisa Auto - Estradas               356.7
  173,000  Cosco Pacific Limited               117.3
   16,367  Deutsche Lufthansa - Reg            389.5
                                          ----------
           TRANSPORTATION                      863.5
  TOTAL COMMON STOCKS (COST - $17,848.0)    20,245.7
                                          -----------
INVESTMENT COMPANIES (3.1%)
  672,318  Dreyfus Treasury Cash
           Management Fund                     672.3
                                          ----------
TOTAL (COST - $18,520.3)(a) (95.7%)        $20,918.0
                                          ==========

Percentages indicated are based on net assets of $21,864,173.

                                                        SEMI-ANNUAL REPORT    39

INTERNATIONAL EQUITY FUND
  SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
April 30, 1998

Distribution of investments by country of issue, as a percentage of total value of investment securities, is as follows:

             Great Britain                  18.4%
             Japan                          14.2%
             Switzerland                    11.2%
             France                         10.8%
             Germany                        10.7%
             Sweden                          5.0%
             Hong Kong                       4.9%
             Italy                           4.0%
             Denmark                         3.9%
             Portugal                        2.9%
             Spain                           2.0%
             Singapore                       1.8%
             Netherlands                     1.7%
             Brazil                          1.6%
             Argentina                       1.4%
             Other, less than 1%             2.4%
             United States (cash
               equivalent)                   3.1%
                                         ---------
                                           100.0%

(a) This represents cost for federal
    income tax purposes and differs
    from value by unrealized
    appreciation (depreciation) of
    securities as follows:

             Unrealized appreciation     $3,384,765
             Unrealized depreciation       (987,069)
                                         -----------
             Net unrealized
               appreciation              $2,397,696
                                         ===========

(b) Non Income Producing Security.

                       See notes to financial statements.

 40   PAYDEN & RYGEL INVESTMENT GROUP

EUROPEAN GROWTH & INCOME FUND
  SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 1998

SHARES        SECURITY DESCRIPTION        VALUE (000)
-------  -------------------------------  -----------
COMMON STOCKS (96.7%)
BASIC MATERIALS (28.2%)
  2,998  Akzo Nobel                        $   610.0
 14,495  BASF AG                               645.5
 13,301  Bayer AG                              591.6
  8,737  Bilfinger & Berger                    294.6
  1,510  Bouygues                              238.1
  1,109  Buderus AG                            521.1
    825  Dyckerhoff Pfd.                       284.1
    719  Dyckerhoff AG                         232.4
  2,717  Hochtief AG                           113.3
 26,702  Hollandsche Beton Groep, NV           556.5
 28,315  Imperial Chemical Inds. PLC           514.0
 10,419  Koninklijke Hoogovens                 469.4
  7,820  Lafarge, SA                           738.2
  2,052  PWA - Papierw Waldhof Aschaff         362.5
    544  Preussag                              193.4
 22,329  Rio Tinto PLC                         320.4
  2,051  Thyssen, AG                           468.9
 32,981  Usinor, SA                            493.3
                                          ----------
         BASIC MATERIALS                     7,647.3
CONSUMER GOODS (15.5%)
    840  Accor, SA                             228.8
 64,071  B.A.T. Industries PLC                 604.0
 13,733  Bass PLC                              260.5
    135  Canal Plus                             23.4
  3,611  Casino Guichard                       241.8
 14,692  Douglas Holdings, AG                  650.2
 34,144  Elsevier, NV                          515.5
  3,633  Eridania Beghin-Say                   787.3
    272  LVMH FFR10                             56.0
  1,758  Metro, AG                              86.8
  9,982  Pernod-Ricard                         688.4
  8,227  Sainsbury (J) PLC                      64.4
                                          ----------
         CONSUMER GOODS                      4,207.1
ENERGY (3.1%)
  2,119  Elf Aquitaine                         277.8
 10,360  Royal Dutch Petroleum                 571.9
                                          ----------
         ENERGY                                849.7

SHARES        SECURITY DESCRIPTION        VALUE (000)
-------  -------------------------------  -----------
FINANCIALS (21.6%)
 16,474  Abbey National PLC                $   309.2
 25,178  ABN Amro Holdings, NV                 613.2
  6,670  ASR Verzekeringsgroep, NV             542.2
    815  Axa-UAP                                95.6
  3,233  Banque Nationale De Paris             272.4
  8,222  Bayer Hypoth-Und Wechsel Bank         469.3
  6,995  CIE Financiere De Paribas             744.0
 23,272  Commercial Union PLC                  435.3
  8,825  Dresdner Bank                         477.6
  3,999  Havas                                 362.9
  4,770  HSBC Holdings Ord                     140.3
  3,714  Ing Groep N.V.                        241.4
 45,463  Royal & Sun Alliance Insurance
         Group                                 507.6
  2,783  Societe Generale                      579.0
    406  Suez Lyonnaise Des Eaux                68.8
                                          ----------
         FINANCIALS                          5,858.8
CAPITAL GOODS (12.8%)
  1,516  BIC FFR25                             104.3
179,651  BTR PLC                               596.8
 86,297  General Electric Company PLC          714.0
 11,974  Lagardere S.C.A.                      457.7
    183  Man AG                                 61.9
  1,331  Merck KGAA                             51.9
  4,390  RWE, AG                               223.4
  1,055  St. Gobain Compaignie                 175.7
 11,102  Stork N.V.                            401.8
 10,537  Thomson CSF                           416.8
  4,197  VEBA, AG                              277.4
                                          ----------
         CAPITAL GOODS                       3,481.7
UTILITIES (12.3%)
 65,663  BG PLC                                350.7
 72,191  British Telecom PLC                   783.1
 10,218  Deutsche Telekom                      258.6
  4,453  France Telecom FFR25                  242.2
 12,840  Koninklijke PTT Nederlands, NV        663.6
 62,915  National Power PLC                    612.6
 46,795  Scottish Power PLC                    430.0
                                          ----------
         UTILITIES                           3,340.8

                                                        SEMI-ANNUAL REPORT    41

EUROPEAN GROWTH & INCOME FUND
  SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
April 30, 1998

SHARES        SECURITY DESCRIPTION        VALUE (000)
-------  -------------------------------  -----------
TRANSPORTATION (3.2%)
 15,814  Koninklijke Pakhoed, NV           $   579.3
 11,329  Nedlloyd Groep                        272.0
                                          ----------
         TRANSPORTATION                        851.3
TOTAL COMMON STOCKS
  (COST - $22,914.5)                        26,236.7
                                          ----------
INVESTMENT COMPANIES (4.7%)
1,286,759 Dreyfus Treasury Cash
         Management Fund                     1,286.8
                                          ----------
TOTAL (COST - $24,201.3) (a) (101.4%)      $27,523.5
                                          ==========
Percentages indicated are based on net assets of
$27,131,486.
Distribution of investments by
  country of issue, as a percentage
  of total value investment
  securities, as follows:
          France                            26.5%
          Great Britain                     24.2%
          Germany                           22.8%
          Netherlands                       21.9%
          United States (cash
            equivalent)                      4.7%
                                         ---------
                                           100.0%

(a) This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

          Unrealized appreciation        $3,601,095
          Unrealized depreciation          (278,828)
                                          ---------
          Net unrealized appreciation    $3,322,267
                                          =========

                       See notes to financial statements.

 42   PAYDEN & RYGEL INVESTMENT GROUP

GROWTH & INCOME FUND
  SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 1998

 SHARES         SECURITY DESCRIPTION       VALUE (000)
---------  ------------------------------  ----------
COMMON STOCKS (46.3%)
BASIC INDUSTRIES (9.2%)
  165,150  Du Pont (E.I.) De Nemours &
           Co.                             $ 12,025.0
  201,580  International Paper Company       10,520.0
                                           -----------
           BASIC INDUSTRIES                  22,545.0
CONGLOMERATES & HOLDING COMPANIES (4.1%)
  108,415  Minnesota Mining & Manuf. Co.     10,231.7
DURABLES (4.5%)
  163,345  General Motors Corp.              11,005.4
ENERGY (10.6%)
  133,340  Chevron Corp.                     11,025.6
  171,165  Exxon Corp.                       12,484.3
   42,616  Texaco Inc.                        2,620.9
                                            ---------
           ENERGY                            26,130.8
FINANCE (4.8%)
   91,030  J.P. Morgan & Company             11,947.7
HEALTH (0.1%)
    2,725  Merck & Company Inc.                 328.4
INDUSTRIAL MACHINERY & EQUIPMENT (0.1%)
    4,950  Caterpillar Intl                     281.8
NONDURABLES (4.2%)
   16,195  Goodyear Tire & Rubber             1,133.6
  234,160  Phillip Morris Companies Inc.      8,737.1
    8,859  Raytheon Co. - Class A               488.9
                                           -----------
           NONDURABLES                       10,359.6

 SHARES         SECURITY DESCRIPTION       VALUE (000)
---------  ------------------------------  ----------
TECHNOLOGY (8.7%)
  233,720  AT&T Corp.                      $ 14,037.8
  101,915  Eastman Kodak                      7,357.0
                                           -----------
           TECHNOLOGY                        21,394.8
                                           -----------
TOTAL COMMON STOCKS
  (COST - $97,013.0)                        114,225.2
INVESTMENT COMPANIES (53.6%)
1,122,540  S & P Depositary Receipt         124,987.8
7,183,340  Dreyfus Treasury Cash
           Management Fund                    7,183.3
                                           -----------
           INVESTMENT COMPANIES             132,171.1
                                           -----------
TOTAL (COST - $200,908.2)(a) (99.9%)       $246,396.3
                                           ===========

Percentages indicated are based on net assets of $246,709,556.

(a) This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

           Unrealized appreciation         $46,453,277
           Unrealized depreciation            (965,196)
                                           -----------
           Net unrealized appreciation     $45,488,081
                                           ===========

                       See notes to financial statements.

                                                        SEMI-ANNUAL REPORT    43

MARKET RETURN FUND
  SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 1998

PRINCIPAL
OR SHARES       SECURITY DESCRIPTION       VALUE (000)
---------  ------------------------------  -----------
ASSET BACKED SECURITIES (3.7%)
  500,000  Triangle Funding 97-14
           7.494%, 10/15/01                 $   499.7
  151,076  Pacific SW97-1
           6.060%, 06/17/02                     151.1
  750,000  Ford 1998 A Class D
           7.500%, 05/15/03                     735.5
                                           ----------
           ASSET BACKED SECURITIES            1,386.3
COLLATERALIZED MORTGAGE OBLIGATIONS (35.5%)
CORPORATE (20.2%)
1,000,000  Merrill Lynch Mortgage
           Investors
           6.280%, 06/15/06                   1,013.4
  154,371  Drexel Burnham Lambert Trust
           6.438%, 05/01/16                     154.4
  497,686  Merill Lynch
           6.225%, 07/25/17                     497.7
  147,924  Drexel Burnham Lambert Trust
           6.488%, 10/01/18                     148.8
  833,049  GMBS 90-5A
           6.685%, 12/25/20                     833.1
  189,523  Prudential Home Mortgage
           6.451%, 05/25/23                     189.5
  848,951  Bear Stearns Mortgage
           Securities                           849.1
           6.600%, 04/25/24
  667,175  Residential Funding
           5.750%, 01/25/24                     664.3
  756,092  Merit Securities
           6.002%, 05/28/25                     756.2
  500,000  Bear Stearns Mortgage
           7.250%, 11/25/27                     502.0
  904,933  Contimortgage Home Equity
           5.996%, 03/15/27                     904.9
1,000,000  Headlands Mortgage Securities
           6.950%, 11/25/27                   1,001.9
                                           ----------
           CORPORATE                          7,515.3
U.S. GOVERNMENT AGENCIES (15.3%)
  108,372  FNMA 1991-121 F
           5.988%, 09/25/98                     108.4
   88,526  FNMA G64-6
           8.000%, 10/17/00                      90.2
  324,055  FHLMC 1519D
           6.025%, 01/15/06                     324.8
  144,152  FNMA 93-155D
           5.500%, 02/25/14                     143.6
  921,892  FHLMC 1857-F
           6.138%, 03/15/18                     926.2
    1,644  FNMA 89-48 G
           8.000%, 03/25/18                       1.6
   36,654  FNMA 1988-11
           6.538%, 05/25/18                      36.7
1,392,008  FNMA G94-7 F-ARM
           6.138%, 12/17/19                   1,399.3
  685,974  FHLMC 1009
           6.225%, 10/15/20                     692.4

PRINCIPAL
OR SHARES       SECURITY DESCRIPTION       VALUE (000)
---------  ------------------------------  -----------
  880,048  FHLMC 1054 H
           6.688%, 03/15/21                 $   898.2
   13,385  FNMA G92-25
           6.170%, 04/25/21                      13.4
1,000,000  FNMA G92-25F
           6.388%, 09/25/22                   1,007.3
                                           ----------
           U.S. GOVERNMENT AGENCIES           5,642.1
                                           ----------
           COLLATERALIZED MORTGAGE           13,157.4
           OBLIGATIONS
MORTGAGE BACKED SECURITIES (6.3%)
  163,430  FNMA 364174
           11.000%, 10/01/06                    177.1
  794,203  FNMA-ARM
           7.218%, 06/01/15                     814.6
  123,203  GNMA #8368 ARM
           7.130%, 06/20/18                     126.2
  930,204  FHLMC
           7.478%, 11/01/18                     959.3
  236,877  FNMA 342044 ARM
           7.590%, 06/01/25                     246.1
                                           ----------
           MORTGAGE BACKED SECURITIES         2,323.3
COMMERCIAL PAPER (9.4%)
1,700,000  G.E. Capital Corporation
           5.501%, 06/03/98                   1,700.0
1,800,000  Merrill Lynch
           0.000%, 06/23/98                   1,785.5
                                           ----------
           COMMERCIAL PAPER                   3,485.5
CORPORATE BONDS (31.7%)
AIRLINES (2.8%)
1,000,000  Northwest Airlines Corp.
           8.375%, 03/15/04                   1,035.0
CONGLOMERATES & HOLDING COMPANIES (4.0%)
1,000,000  Hutchinson Whampoa
           6.950%, 08/01/07                     959.1
  500,000  News America Holdings
           7.450%, 06/01/00                     513.1
                                           ----------
           CONGLOMERATES & HOLDING            1,472.2
           COMPANIES
DURABLES (0.3%)
  100,000  General Motors Acceptance
           Corp.
           9.130%, 07/15/01                     108.5
FINANCE (12.5%)
1,000,000  Century
           7.125%, 02/15/11                     999.0
1,000,000  China International Trust
           9.000%, 10/15/06                   1,057.5

 44   PAYDEN & RYGEL INVESTMENT GROUP

PRINCIPAL
OR SHARES       SECURITY DESCRIPTION       VALUE (000)
---------  ------------------------------  -----------
  500,000  Contifinancial
           7.500%, 03/15/02                 $   499.6
1,000,000  JP Morgan
           6.375%, 08/25/98(a)                  999.0
  100,000  Lehman Brothers Holdings
           8.380%, 02/15/99                     101.7
  300,000  Lehman Brothers Holdings
           7.630%, 07/15/99                     305.3
  150,000  Nationsbank Corp.
           5.750%, 01/17/01                     148.7
  500,000  Salomon, Inc.
           5.879%, 07/23/01                     500.0
                                           ----------
           FINANCE                            4,610.8
HEALTH (2.9%)
1,000,000  Tenet Healthcare
           8.625%, 12/01/03                   1,057.5
METALS & STEELS (3.5%)
1,250,000  Ryerson Tull, Inc.
           8.500%, 07/15/01                   1,300.0
MULTIMEDIA (3.5%)
  750,000  Jones Intercable
           9.625%, 03/15/02                     803.4
  500,000  Time Warner Inc.(a)
           4.900%, 07/29/99                     492.5
                                           ----------
           MULTIMEDIA                         1,295.9
TECHNOLOGY (2.2%)
  300,000  AT & T Capital Corp.
           5.610%, 02/01/99                     299.0
  500,000  TCI Communication
           6.381%, 03/12/01                     500.8
                                           ----------
           TECHNOLOGY                           799.8
                                           ----------
           CORPORATE BONDS                   11,679.7

PRINCIPAL
OR SHARES       SECURITY DESCRIPTION       VALUE (000)
---------  ------------------------------  -----------
U.S. TREASURY NOTES (5.4%)
2,000,000  U.S. Treasury Note
           5.625%, 02/28/01                 $ 2,000.1
INVESTMENT COMPANIES (5.3%)
    9,500  S & P Depositary Receipt
                                              1,057.8
  874,409  Dreyfus Treasury Cash
           Management Fund                      874.4
                                           ----------
           INVESTMENT COMPANIES               1,932.2
                                           ----------
TOTAL (COST - $35,811.5)(b) (97.3%)         $35,964.5
                                           ==========


Percentages indicated are based on net assets of $36,963,041.

All securities listed above are held by the custodian in a segregated account.

At April 30, 1998, the Fund's open futures contracts were as follows:

 NUMBER
   OF                          EXPIRATION     CURRENT       UNREALIZED
CONTRACTS     CONTRACT TYPE       DATE         VALUE       APPRECIATION
---------   -----------------  ----------   -----------   --------------
     6      5 Year Treasury
              Future            06/19/98    $   653,344     $    1,313
   128      S&P 500 Future      06/19/98     35,814,400      1,543,037
                                             ----------    -----------
                                            $36,467,744     $1,544,350

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b) This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

           Unrealized appreciation           $229,325
           Unrealized depreciation            (76,319)
                                             --------
           Net unrealized appreciation       $153,006
                                             ========

                       See notes to financial statements.

                                                        SEMI-ANNUAL REPORT    45

LIMITED MATURITY FUND
  SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 1998

PRINCIPAL
OR SHARES       SECURITY DESCRIPTION       VALUE (000)
----------  -----------------------------  -----------
ASSET BACKED SECURITIES (15.5%)
 7,000,000  Premier Auto Trust
            6.580%, 10/06/00               $  7,070.3
 2,850,476  Olympic Auto. Receivables
            Trust
            7.880%, 07/15/01                  2,896.3
   193,185  Chase Manhattan Grant Tr.
            1995-A
            6.000%, 09/17/01                    193.5
 7,000,000  Chase Manhattan Auto
            5.750%, 10/15/01                  6,984.7
 7,000,000  SBC Glacier Finance Limited
            5.875%, 09/10/02(a)               6,995.6
                                           -----------
            ASSET BACKED SECURITIES          24,140.4
COLLATERALIZED MORTGAGE OBLIGATIONS
  (15.6%)
 3,276,544  FNMA 94-79 E
            7.000%, 04/25/99                  3,282.5
 4,247,733  FHLMC 1880-PF
            5.925%, 04/15/08                  4,252.9
 3,911,694  Headlands Mortgage 97-1A2
            7.750%, 03/25/12                  3,981.4
   295,051  FNMA 93-37 PD
            6.000%, 08/25/13                    294.0
 1,441,518  FNMA 93-155D
            5.500%, 02/25/14                  1,436.2
 2,779,750  FNMA 92-159PE
            6.000%, 12/25/14                  2,773.2
 1,314,729  GMBS 90-5A
            6.685%, 12/25/20                  1,314.7
 3,481,000  Bear Stearns Mortgage
            7.250%, 11/25/27                  3,495.1
 3,801,946  RAST 1996 A11
            7.050%, 02/25/27                  3,801.9
                                           -----------
            COLLATERALIZED MORTGAGE          24,631.9
            OBLIGATIONS
MORTGAGE BACKED SECURITIES (0.9%)
 1,276,464  FNMA
            9.500%, 09/01/24                  1,363.8
COMMERCIAL PAPER (11.5%)
 8,000,000  American Express Comm. Paper
            5.523%, 06/09/98                  8,000.0
 3,000,000  Chevron Oil Finance Comm.
            Paper                             3,000.0
            5.513%, 06/09/98
 7,000,000  GMAC Comm. Paper
            5.509%, 06/08/98                  7,000.0
                                           -----------
            COMMERCIAL PAPER                 18,000.0
CORPORATE BONDS (24.0%)
AEROSPACE & DEFENSE (1.9%)
 3,000,000  Lockheed Martin Corp.
            6.630%, 06/15/98                  3,001.3
FINANCE (10.1%)
 7,000,000  Ahmanson Finance Note
            5.880%, 02/27/01                  6,947.5

PRINCIPAL
OR SHARES       SECURITY DESCRIPTION       VALUE (000)
----------  -----------------------------  -----------
 3,000,000  JP Morgan
            6.375%, 08/25/98(a)            $  2,997.0
 6,000,000  MBNA America Bank
            6.050%, 05/05/99                  6,001.1
                                           -----------
            FINANCE                          15,945.6
INDUSTRIAL EQUIPMENT (2.9%)
 1,500,000  Ingersoll-Rand
            6.540%, 08/24/98                  1,501.3
 3,000,000  Paccar Financial Corp.
            5.750%, 02/15/01                  2,970.0
                                           -----------
            INDUSTRIAL EQUIPMENT              4,471.3
MULTIMEDIA (4.1%)
 6,500,000  Time Warner Inc.
            4.900%, 07/29/99(a)               6,402.5
TECHNOLOGY (4.9%)
 2,700,000  AT&T Capital Corp.
            6.390%, 01/22/99                  2,706.9
 5,000,000  TCI Communication
            6.381%, 03/12/01                  5,007.9
                                           -----------
            TECHNOLOGY                        7,714.8
            CORPORATE BONDS                  37,535.5
U.S. TREASURY NOTES (29.3%)
 6,000,000  U.S. Treasury Note
            5.750%, 12/31/98                  6,012.2
10,000,000  U.S. Treasury Note
            5.875%, 01/31/99                 10,026.0
28,000,000  U.S. Treasury Note
            6.500%, 04/30/99                 28,262.4
 1,500,000  U.S. Treasury Note
            6.880%, 08/31/99                  1,525.1
                                           -----------
            U.S. TREASURY NOTES              45,825.7
INVESTMENT COMPANIES (3.6%)
 5,575,096  Dreyfus Treasury Cash
            Management Fund                   5,575.1
                                           -----------
TOTAL (COST - $157,035.9)(b) (100.4%)      $157,072.4
                                           ===========


Percentages indicated are based on net assets of $156,467,742.

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b) This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:


              Unrealized appreciation          $ 142,038

              Unrealized depreciation           (105,462)
                                              ----------

              Net unrealized appreciation      $  36,576
                                              ==========

                       See notes to financial statements.

 46   PAYDEN & RYGEL INVESTMENT GROUP

SHORT BOND FUND
  SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 1998

PRINCIPAL
OR SHARES       SECURITY DESCRIPTION       VALUE (000)
----------  -----------------------------  -----------
ASSET BACKED SECURITIES (2.8%)
 2,158,233  Pacific SW97 - 1
            6.060%, 06/17/02               $  2,158.2
   828,786  Fleetwood Credit Grant. Trust
            1996 - A                            839.3
            6.750%, 10/17/11
                                           -----------
            ASSET BACKED SECURITIES           2,997.5
COLLATERALIZED MORTGAGE OBLIGATIONS
  (30.2%)
 2,500,000  Capstead Securities Corp. IV
            42 -  12D
            7.600%, 08/25/07                  2,516.4
 1,564,221  FNMA 1994 - 87
            6.138%, 03/25/09(a)               1,570.6
 1,166,646  Headlands Mortgage 97 - 1A2
            7.750%, 03/25/12                  1,187.4
   368,814  FNMA 43 - 37PD
            6.000%, 08/25/13                    367.5
 3,687,567  FHLMC 1857FB
            6.138%, 03/15/18(a)               3,704.9
 2,500,000  Westam Mtg. Financial Corp.
            7G
            9.400%, 12/01/18                  2,543.7
 2,207,555  Paine Webber Mtg. Accept.
            93 -  7 Al
            7.500%, 07/25/23(a)               2,222.7
 1,137,469  Residential Funding Corp.
            93 -  539A1
            6.250%, 10/25/23(a)               1,139.3
 4,283,090  FHLMC 2012F
            6.088%, 04/15/26                  4,292.6
 4,008,816  FNMA1997 - 47PA
            7.500%, 11/25/26(a)               3,332.3
 2,593,589  FNMA1997 - 32FA
            6.288%, 04/25/27(a)               2,621.1
 1,727,426  Residential Funding Corp.
            97 - 512 A1                       1,730.1
            7.000%, 08/25/27
 2,435,081  Countrywide Home Loans 97 - 5
            A1
            7.125%, 09/25/27                  2,438.9
 2,500,000  Bear Stearns Mortgage
            7.250%, 11/25/27                  2,510.2
                                           -----------
            COLLATERALIZED MORTGAGE          32,177.7
            OBLIGATIONS
MORTGAGE BACKED SECURITIES (14.6%)
 5,121,762  GNMA #7800507
            9.000%, 06/15/09                  5,509.1
 5,000,000  FNMA TBA
            6.500%, 05/01/13(c)               5,017.1
 5,000,000  FHLMC TBA
            7.000%, 05/01/28(c)               5,060.9
                                           -----------
            MORTGAGE BACKED SECURITIES       15,587.1

PRINCIPAL
OR SHARES       SECURITY DESCRIPTION       VALUE (000)
----------  -----------------------------  -----------
COMMERCIAL PAPER (4.7%)
 5,000,000  Chevron Oil Finance Comm.
            Paper                          $  5,000.0
CORPORATE BONDS (25.9%)
CONGLOMERATES & HOLDING COMPANIES (1.9%)
 1,000,000  Hutchinson Whampoa
            6.950%, 08/01/07(d)                 959.1
 1,000,000  Swire Pacific Ltd.
            8.500%, 09/29/04(d)               1,042.9
                                           -----------
            CONGLOMERATES & HOLDING
            COMPANIES                         2,002.0
ENERGY (3.3%)
 3,500,000  Valero Energy
            6.750%, 12/15/02                  3,531.3
FINANCIAL (9.4%)
 3,000,000  Advanta National Bank
            6.820%, 04/09/01                  3,022.5
 1,000,000  China International Trust
            Corp.
            9.000%, 10/15/06                  1,053.0
 3,000,000  Ford Motor Credit Global
            6.500%, 02/28/02                  3,033.8
 2,000,000  Salomon Inc.
            7.125%, 08/01/99(a)               2,030.0
 1,000,000  Wharf International Finance
            Note
            7.625%, 03/13/07(d)                 899.1
                                           -----------
            FINANCIAL                        10,038.4
MULTIMEDIA (1.8%)
 2,000,000  Time Warner Inc.
            4.900%, 07/29/99(d)               1,970.0
TELECOMMUNICATIONS (9.4%)
 3,500,000  AT&T Capital Corp.
            6.570%, 01/21/00(a)               3,513.1
 3,000,000  US West Capital Funding Note
            6.850%, 01/15/02                  3,048.8
 3,500,000  TCI Communication
            6.381%, 03/12/01(a)               3,505.5
                                           -----------
            TELECOMMUNICATIONS               10,067.4
            CORPORATE BONDS                  27,609.1
U.S. TREASURY NOTES (29.5%)
12,000,000  U.S. Treasury Note
            5.375%, 01/31/00                 11,960.2
 7,500,000  U.S. Treasury Note
            5.500%, 03/31/00                  7,490.1
10,000,000  U.S. Treasury Note
            5.750%, 11/15/00                 10,032.3
 2,000,000  U.S. Treasury Note
            5.750%, 10/31/02                  2,006.2
                                           -----------
            U.S. TREASURY NOTES              31,488.8

                                                        SEMI-ANNUAL REPORT    47

SHORT BOND FUND
  SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
April 30, 1998

PRINCIPAL
OR SHARES       SECURITY DESCRIPTION       VALUE (000)
----------  -----------------------------  -----------
INVESTMENT COMPANIES (0.8%)
   874,036  Dreyfus Treasury Cash
            Management Fund                $    874.0
                                           -----------
TOTAL (COST - $115,764.1)(b) (108.5%)
                                           $115,734.2
                                           ===========

Percentages indicated are based on net assets of $106,715,753.

(a) All or portion of the security is held by the custodian in a segregated account as collateral.

(b) This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

            Unrealized appreciation         $ 140,525
            Unrealized depreciation          (170,338)
                                           ----------
            Net unrealized depreciation     $ (29,813)
                                           ==========

(c) Security was purchased on a delayed delivery basis.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       See notes to financial statements.

 48   PAYDEN & RYGEL INVESTMENT GROUP

U.S. GOVERNMENT FUND
  SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 1998

PRINCIPAL
OR SHARES        SECURITY DESCRIPTION       VALUE (000)
----------   -----------------------------  -----------
COLLATERALIZED MORTGAGE OBLIGATIONS
(37.7%)
 2,300,000   FNMA 1997-35 PC
             6.750%, 05/18/18                $ 2,326.0
 3,539,000   FNMA 93-103 PG
             6.250%, 06/25/19(a)               3,538.1
 4,645,939   FNMA F
             6.138%, 12/17/19                  4,670.1
 4,016,809   FNMA 97-67 FC
             5.988%, 12/18/19(a)               4,010.0
 4,248,319   Countrywide Funding 93-7 A1
             5.400%, 11/25/23                  4,212.4
 5,027,976   FHLMC 20 12F
             6.088%, 04/15/26(a)               5,039.1
 2,987,237   NASC 98-6 A1A
             6.280%, 03/15/30                  3,005.9
                                            ----------
             COLLATERALIZED MORTGAGE
             OBLIGATIONS                      26,801.6
SUPRANATIONAL (8.3%)
 6,000,000   Intl. Bank Recon & Dev.
             5.625%, 03/17/03                  5,940.0
MORTGAGE BACKED SECURITIES (22.4%)
 3,000,000   FNMA TBA
             6.000%, 05/01/13                  2,951.3
10,000,000   FNMA TBA
             6.500%, 05/01/13(c)              10,034.3
 3,000,000   FHLMC TBA
             6.500%, 05/01/13(c)               3,018.8
                                            ----------
             MORTGAGE BACKED SECURITIES       16,004.4
U.S. GOVERNMENT AGENCIES (18.1%)
 5,000,000   FHLB Note
             5.720%, 04/14/00                  4,998.0
 5,000,000   FNMA
             5.250%, 01/15/03                  4,879.6
 3,000,000   FNMA
             5.750%, 04/15/03                  2,985.8
                                            ----------
             U.S. GOVERNMENT AGENCIES         12,863.4

PRINCIPAL
OR SHARES        SECURITY DESCRIPTION       VALUE (000)
----------   -----------------------------  -----------
U.S. TREASURY NOTES (31.1%)
10,500,000   U.S. Treasury Notes
             6.250%, 03/31/99(a)             $10,570.5
 6,000,000   U.S. Treasury Notes
             5.625%, 11/30/99                  6,005.4
 5,500,000   U.S. Treasury Notes
             6.250%, 06/30/02                  5,616.3
                                            ----------
             U.S. TREASURY NOTES              22,192.2
U.S. TREASURY STRIPS (2.2%)
 1,200,000   U.S. Treasury Strips
             0.000%, 08/15/99                  1,117.9
   550,000   U.S. Treasury Strips
             0.000%, 08/15/01                    458.2
                                            ----------
             U.S. TREASURY STRIPS              1,576.1
INVESTMENT COMPANIES (2.00%)
 1,391,203   Dreyfus Treasury Cash
             Management Fund                   1,391.2
                                            ----------
TOTAL (COST - $86,965.2)(b) (121.8%)         $86,768.9
                                            ==========

Percentages indicated are based on net assets of $71,220,385.

(a) All or portion of the security is held by the custodian in a segregated account as collateral.

(b) This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

              Unrealized appreciation         $  15,733
              Unrealized depreciation          (211,986)
                                              ---------
              Net unrealized depreciation     $(196,253)
                                              =========

(c) Security was purchased on a delayed delivery basis.

                       See notes to financial statements.

                                                        SEMI-ANNUAL REPORT    49

INTERMEDIATE BOND FUND
  SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 1998

PRINCIPAL
OR SHARES       SECURITY DESCRIPTION       VALUE (000)
---------  ------------------------------  -----------
ASSET BACKED SECURITIES (21.0%)
5,100,000  Chase Manhattan Auto
           6.500%, 10/15/01                $  5,175.5
1,600,000  Navistar Financial Corp.
           6.750%, 03/15/02                   1,617.0
4,000,000  SBC Glacier Finance Limited
           5.879%, 09/10/02(a)(d)             3,997.5
3,500,000  First Bank Corp. Card Master
           Tr.
           6.400%, 02/15/03                   3,570.3
5,100,000  Case Equipment Trust
           6.450%, 03/15/04                   5,150.3
1,800,000  Green Tree Financial Corp.
           6.930%, 07/15/28                   1,831.5
                                           -----------
           ASSET BACKED SECURITIES           21,342.1
COLLATERALIZED MORTGAGE OBLIGATIONS
  (5.3%)
2,733,284  FNMA, Series 1997-47
           7.500%, 11/25/26                   2,272.0
2,765,249  Residential Funding Corp.
           47-512A1
           7.000%, 08/25/27(a)                2,769.6
  449,825  Merit Securities Corp. 8-1A
           5.650%, 09/28/30                     449.7
                                           -----------
           COLLATERALIZED MORTGAGE
           OBLIGATIONS                        5,491.3
MORTGAGE BACKED SECURITIES (10.4%)
1,000,000  FNMA TBA
           7.000%, 05/01/13(c)                1,016.6
  552,125  FNMA #303962
           8.500%, 10/01/19                     581.6
1,627,157  GNMA #410049
           8.000%, 07/15/25                   1,688.7
1,115,601  GNMA #399001
           8.000%, 12/15/26                   1,157.8
6,000,000  FNMA TBA
           7.000%, 05/01/28(c)                6,056.2
                                           -----------
           MORTGAGE BACKED SECURITIES        10,500.9
CORPORATE BONDS (62.7%)
CONSUMER GOODS (1.0%)
1,000,000  Disney Global Bond
           6.380%, 03/30/01                   1,012.5
DIVERSIFIED OPERATIONS (1.9%)
2,000,000  Hutchinson Whampoa
           6.950%, 08/01/07(d)                1,918.2
ELECTRIC UTILITIES (8.8%)
4,550,000  Commonwealth Edison Note
           7.625%, 04/15/13(a)                4,854.3
4,000,000  Valero Energy
           6.750%, 12/15/02(a)                4,035.8
                                           -----------
           ELECTRIC UTILITIES                 8,890.1

PRINCIPAL
OR SHARES       SECURITY DESCRIPTION       VALUE (000)
---------  ------------------------------  -----------
FINANCE (24.7%)
4,000,000  Ahmanson Finance Note
           5.880%, 02/27/01                $  3,970.0
1,000,000  Ahmanson Finance Note
           8.250%, 10/01/02                   1,068.8
1,000,000  China International Trust
           Corp.
           9.000%, 10/15/06(a)                1,053.0
  850,000  Citicorp
           6.650%, 05/15/00                     861.7
3,500,000  General Motors Acceptance
           Corp.
           5.750%, 01/05/00                   3,482.5
3,000,000  Grand Metropolitan Investment
           8.630%, 08/15/01(a)                3,221.2
5,000,000  JP Morgan
           6.375%, 08/25/98                   4,995.0
3,500,000  Paccar Financial Corp.
           6.860%, 02/15/00                   3,548.1
  850,000  Transamerica Financial Corp.
           7.400%, 07/29/99                     862.4
2,250,000  Wharf Internatl Finance Note
           7.625%, 03/13/07(d)                2,023.0
                                           -----------
           FINANCE                           25,085.7
INDUSTRIAL GOODS AND SERVICES (12.1%)
4,500,000  Apache Corporate Note
           6.500%, 12/15/07(a)                4,452.2
4,925,000  Hanson Overseas, PLC
           6.750%, 09/15/05(a)                5,005.0
1,250,000  Honeywell Inc.
           6.600%, 04/15/01                   1,268.7
1,500,000  Swire Pacific Ltd.
           8.500%, 09/29/04(d)                1,564.3
                                           -----------
           INDUSTRIAL GOODS AND SERVICES     12,290.2
MULTIMEDIA (3.2%)
3,000,000  News America Holdings
           8.625%, 02/01/03(a)                3,277.5
TELECOMMUNICATIONS (10.0%)
2,500,000  AT&T Capital Corp.
           5.900%, 07/10/98(a)                2,499.3
4,000,000  TCI Communication
           6.381%, 03/12/01(a)                4,006.3
3,500,000  US West Capital Funding Note
           6.850%, 01/15/02(a)                3,556.9
                                           -----------
           TELECOMMUNICATIONS                10,062.5
TRANSPORTATION (1.0%)
1,000,000  Mass Transit Railway
           6.000%, 10/01/00                     986.4
                                           -----------
           CORPORATE BONDS                   63,523.1

 50   PAYDEN & RYGEL INVESTMENT GROUP

PRINCIPAL
OR SHARES       SECURITY DESCRIPTION       VALUE (000)
---------  ------------------------------  -----------
U.S. GOVERNMENT AGENCIES (5.9%)
1,000,000  FNMA Discount Note
                                           $    994.2
5,000,000  FNMA Discount Note                 4,953.4
                                           -----------
                                              5,947.6
           U.S. GOVERNMENT AGENCIES
INVESTMENT COMPANIES (1.2%)
1,191,737  Dreyfus Treasury Cash
           Management Fund                    1,191.7
                                           -----------
TOTAL (COST - $107,414.9)(b) (106.5%)      $107,996.7
                                           ===========

Percentages indicated are based on net assets of $101,403,137.

(a) All or a portion of the security is held by the custodian in a segregated account as collateral for open futures contracts.

At April 30, 1998, the Fund's open futures contracts were as follows:

 NUMBER                                                       UNREALIZED
   OF                            EXPIRATION     CURRENT     APPRECIATION/
CONTRACTS      CONTRACT TYPE        DATE         VALUE      (DEPRECIATION)
---------   -------------------  ----------   -----------   --------------
   15       5 Year Treasury
              Future               Jun-98       1,633,359      $ (1,172)
   40       10 Year Treasury
              Future               Jun-98       4,492,500        (8,750)
    2       30 Year Treasury
              Future               Jun-98        (239,938)     $ (3,500)
                                                             ----------
                                                               $(13,422)
                                                             ==========

At April 30, 1998, the Fund's open options contracts were as follows:

                                                               UNREALIZED
CONTRACTS                            EXPIRATION   EXERCISE   APPRECIATION/
 WRITTEN         CONTRACT TYPE          DATE       PRICE     (DEPRECIATION)
---------   -----------------------  ----------   --------   --------------
  100       Call Option on 30 Year
            U.S. Treasury Future       Sep-98       $120        $(42,688)
  100       Put Option on 30 Year
              U.S. Treasury Future     Sep-98       $120          76,063
                                                              ----------
                                                                $ 33,375
                                                              ==========

(b) This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

              Unrealized appreciation         $ 788,542
              Unrealized depreciation          (206,743)
                                              ---------
              Net unrealized appreciation     $ 581,799
                                              =========

(c) Security was purchased on a delayed delivery basis.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       See notes to financial statements.

                                                        SEMI-ANNUAL REPORT    51

INVESTMENT QUALITY BOND FUND
  SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 1998

PRINCIPAL
OR SHARES       SECURITY DESCRIPTION       VALUE (000)
---------  ------------------------------  -----------
ASSET BACKED SECURITIES (18.5%)
5,000,000  Ford Credit
           6.100%, 03/15/00(a)             $  5,014.0
  750,000  Premier Auto Trust
           6.580%, 10/06/00                     757.5
4,000,000  SBC Glacier Finance Limited
           5.879%, 09/10/02(a)(d)             3,997.5
5,047,383  USAA Auto Loan
           6.000%, 05/15/04(a)                5,053.6
4,220,000  MBNA Master Credit Card Trust
           6.600%, 11/15/04(a)                4,323.2
4,093,863  IMC Home Equity Loan Tr.
           1997-6A
           5.847%, 01/20/28(a)                4,089.8
1,500,000  Green Tree Financial Corp.
           6.930%, 07/15/28(a)                1,526.3
                                           -----------
           ASSET BACKED SECURITIES           24,761.9
COLLATERALIZED MORTGAGE OBLIGATIONS
  (5.1%)
1,894,309  FNMA 92-62 F
           6.100%, 05/25/99(a)                1,903.0
1,269,552  FNMA 91-84
           5.870%, 02/25/06(a)                1,271.6
1,078,999  General Electric Capital Mtg
           Ser.
           8.300%, 07/25/23                   1,096.5
2,277,736  FNMA, Series 1997-47
           7.500%, 11/25/26(a)                1,893.4
  817,863  Merit Securities Corp.
           5.650%, 09/28/30(a)                  817.6
                                           -----------
           COLLATERALIZED MORTGAGE
           OBLIGATIONS                        6,982.1
COLLATERALIZED BOND OBLIGATIONS (6.9%)
5,000,000  FC CBO A5-15
           8.430%, 06/03/09(a)(d)             5,289.1
4,000,000  Century Funding Limited
           7.125%, 02/15/11(d)                3,996.0
                                           -----------
           COLLATERALIZED BOND
           OBLIGATIONS                        9,285.1
MORTGAGE BACKED SECURITIES (25.1%)
3,024,015  FHLMC Gold Pool #E67534
           7.000%, 09/01/12(a)                3,082.6
5,800,000  FNMA TBA
           6.500%, 05/01/13(c)                5,819.9
2,700,000  FNMA TBA
           7.000%, 05/01/13(c)                2,744.7
1,661,221  FHLMC #G00472
           8.500%, 06/01/17                   1,748.4
2,671,549  GNMA #412603
           7.500%, 05/15/26                   2,745.0
6,000,000  FNMA TBA
           6.500%, 05/01/28(c)                5,928.7

PRINCIPAL
OR SHARES       SECURITY DESCRIPTION       VALUE (000)
---------  ------------------------------  -----------
7,500,000  FNMA TBA
           7.000%, 05/01/28(c)             $  7,570.3
4,000,000  FNMA TBA
           7.500%, 05/01/28(c)                4,097.5
                                           -----------
           MORTGAGE BACKED SECURITIES        33,737.1
COMMERCIAL PAPER (13.8%)
6,000,000  American Express Capital Corp.
           5.470%, 06/09/98                   6,000.0
6,500,000  Abbey National Comm. Paper         6,438.5
6,000,000  GE Capital Commercial Paper        6,000.0
                                           -----------
           COMMERCIAL PAPER                  18,438.5
CORPORATE BONDS (47.4%)
CONSUMER GOODS (0.8%)
1,000,000  Disney Global Bond
           6.380%, 03/30/01(a)                1,012.5
DIVERSIFIED OPERATIONS (1.4%)
2,000,000  Hutchinson Whampoa
           6.950%, 08/01/07(d)                1,918.2
ELECTRIC UTILITIES (3.8%)
  500,000  Union Electric
           6.880%, 08/01/04                     516.9
4,000,000  Valero Energy
           6.750%, 12/15/02(a)                4,035.8
  500,000  Virginia Electric Power
           Company
           7.380%, 07/01/02                     520.0
                                           -----------
           ELECTRIC UTILITIES                 5,072.7
FINANCE (11.4%)
1,000,000  China International Trust
           Corp.
           9.000%, 10/15/06                   1,053.0
  200,000  Citicorp
           6.650%, 05/15/00                     202.8
1,500,000  Grand Metropolitan Investment
           8.630%, 08/15/01(a)                1,610.6
6,000,000  JP Morgan
           6.375%, 08/25/98(d)                5,994.0
1,500,000  Salomon Inc.
           7.250%, 05/01/01(a)                1,543.1
2,500,000  Salomon Corp.
           5.879%, 07/23/01(a)                2,500.0
  190,000  Transamerica Financial Corp.
           7.400%, 07/29/99                     192.8
2,250,000  Wharf International Finance
           Note
           7.625%, 03/13/07(a)(d)             2,023.0
                                           -----------
           FINANCE                           15,119.3

 52   PAYDEN & RYGEL INVESTMENT GROUP

PRINCIPAL
OR SHARES       SECURITY DESCRIPTION       VALUE (000)
---------  ------------------------------  -----------
INDUSTRIAL GOODS AND SERVICES (4.6%)
  500,000  Hanson Overseas, PLC
           6.750%, 09/15/05                $    508.1
4,000,000  Raytheon Company
           6.750%, 08/15/07(a)                4,075.0
1,500,000  Swire Pacific Ltd.
           8.500%, 09/29/04(d)                1,564.3
                                           -----------
           INDUSTRIAL GOODS AND SERVICES      6,147.4
MULTIMEDIA (3.2%)
4,000,000  Time Warner Inc.
           7.750%, 06/15/05(a)                4,245.0
REAL ESTATE (5.9%)
5,000,000  Health and Retirement
           6.750%, 12/18/02(a)                4,987.5
3,000,000  Mirage Resorts
           6.750%, 08/01/07(a)                3,000.0
                                           -----------
           REAL ESTATE                        7,987.5
TELECOMMUNICATIONS (3.8%)
2,500,000  TCI Communication
           6.381%, 03/12/01(a)                2,503.9
2,500,000  US West Capital Funding Note
           6.850%, 01/15/02(a)                2,540.6
                                           -----------
           TELECOMMUNICATIONS                 5,044.5
TRANSPORTATION (12.5%)
4,100,000  AMR Corporate Note
           9.820%, 10/25/11(a)                5,135.3
4,500,000  CSX Corp.
           8.100%, 09/15/22(a)                5,149.6
6,000,000  Norfolk Southern
           7.700%, 05/15/17(a)                6,585.0
                                           -----------
           TRANSPORTATION                    16,869.9
                                           -----------
           CORPORATE BONDS                   63,417.0
U.S. GOVERNMENT AGENCIES (0.7%)
1,000,000  FNMA Discount Note
                                                990.7
U.S. TREASURY BONDS (0.5%)
  700,000  U.S. Treasury Bonds
           6.250%, 08/15/23                     719.8
                                           -----------
           UNITED STATES                      1,710.5
INVESTMENT COMPANIES (0.6%)
  765,747  Dreyfus Treasury Cash
           Management Fund                      765.7
                                           -----------
TOTAL (COST - $158,401.4)(b) (118.6%)      $159,097.9
                                           ===========

Percentages indicated are based on net assets of $134,175,385.

(a) All or a portion of the security is held by the custodian in a segregated account as collateral.

At April 30, 1998, the Fund's open futures contracts were as follows:

 NUMBER                                                      UNREALIZED
   OF                           EXPIRATION     CURRENT     APPRECIATION/
CONTRACTS     CONTRACT TYPE        DATE         VALUE      (DEPRECIATION)
---------   ------------------  ----------   -----------   --------------
   55       5 Year Treasury
              Future              Jun-98      (5,988,984)     $ 5,047
   62       10 Year Treasury
              Future              Jun-98      (6,963,375)     (3,750)
  143       30 Year Treasury
              Future              Jun-98      16,710,906       24,116
                                                           ----------
                                                              $25,413
                                                           ==========

At April 30, 1998, the Fund's open options contracts were as follows:

                                                              UNREALIZED
CONTRACTS                           EXPIRATION   EXERCISE   APPRECIATION/
 WRITTEN        CONTRACT TYPE          DATE       PRICE     (DEPRECIATION)
---------   ----------------------  ----------   --------   --------------
  100       Call Option on 30 Year
              U.S. Treasury Future    Sep-98       $120        $(42,688)
  100       Put Option on 30 Year
              U.S. Treasury Future    Sep-98       $120          76,063
                                                             ----------
                                                               $ 33,375
                                                             ==========

(b) This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

           Unrealized appreciation           $ 977,619
           Unrealized depreciation            (281,170)
                                             ---------
           Net unrealized appreciation       $ 696,449
                                             =========

(c) Security was purchased on a delayed delivery basis.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       See notes to financial statements.

                                                        SEMI-ANNUAL REPORT    53

TOTAL RETURN FUND
  SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 1998

 PRINCIPAL
 OR SHARES       SECURITY DESCRIPTION      VALUE (000)
-----------  ----------------------------  -----------
ASSET BACKED SECURITIES (16.1%)
  3,000,000  Salomon Corp.
             5.879%, 07/23/01(a)            $ 3,000.0
  4,750,000  Triangle Funding
             7.844%, 10/15/05(a)(d)           4,747.0
  3,000,000  Evergreen Funding
             7.030%, 11/15/10(a)              2,988.0
    400,000  Green Tree Financial Corp.
             6.930%, 07/15/28(a)                407.0
                                           ----------
             ASSET BACKED SECURITIES         11,142.0

COLLATERALIZED MORTGAGE OBLIGATIONS
  (10.2%)
  1,319,638  Residential Funding Mkt.
             Section I
             7.500%, 11/25/25(a)              1,319.0
  1,822,189  FNMA, Series 1997 - 47
             7.500%, 11/25/26(a)              1,514.7
  4,266,872  FNMA, Series 1997 - 32
             6.288%, 04/25/27(a)              4,282.8
                                           ----------
             COLLATERALIZED MORTGAGE
             OBLIGATIONS                      7,116.5

COLLATERALIZED BOND OBLIGATIONS (10.1%)
  1,000,000  Ares Bond
             7.520%, 11/30/04(a)(d)           1,000.6
    750,000  Ares Bond
             9.770%, 11/30/04(a)(d)             750.5
  5,000,000  FC CBO
             8.430%, 06/03/09(a)(d)           5,289.1
                                           ----------
             COLLATERALIZED BOND
             OBLIGATIONS                      7,040.2

MORTGAGE BACKED SECURITIES (33.0%)
  2,800,000  FNMA TBA
             6.500%, 05/01/13(c)              2,809.6
  5,200,000  FNMA TBA
             7.000%, 05/01/13(c)              5,286.1
    722,327  FHLMC Converted, #A01499
             8.500%, 04/01/19(a)                762.5
    985,891  FHLMC Gold, #G00226
             8.500%, 03/01/23(a)              1,038.9
  2,702,846  FHLMC Gold, #C00542
             7.500%, 08/01/27(a)              2,771.3
  4,900,000  FNMA TBA
             6.500%, 05/01/28(c)              4,841.8
  5,500,000  FNMA TBA
             7.000%, 05/01/28(c)              5,551.5
                                           ----------
             MORTGAGE BACKED SECURITIES      23,061.7

COMMERCIAL PAPER (10.7%)
  1,500,000  American Express Comm. Paper     1,500.0
  6,000,000  GE Capital Comm. Paper           6,000.0
                                           ----------
             COMMERCIAL PAPER                 7,500.0

 PRINCIPAL
 OR SHARES       SECURITY DESCRIPTION      VALUE (000)
-----------  ----------------------------  -----------
CONVERTIBLE BONDS (6.5%)
    100,000  Staples Inc.
             4.500%, 10/01/00               $   168.8
    100,000  EMC Corporation
             3.250%, 03/15/02                   211.3
  1,500,000  Adaptec Inc.
             4.750%, 02/01/04(a)              1,282.5
  1,250,000  Mark IV Industrial
             7.500%, 09/01/07(a)(d)           1,256.3
  1,500,000  Hewlett Packard
             0.000%, 10/14/17(a)                830.6
  1,500,000  Hewlett Packard
             0.000%, 10/14/17(a)                830.6
                                           ----------
             CONVERTIBLE BONDS                4,580.1

PREFERRED STOCK (1.4%)
  1,000,000  IBJ International Preferred
             8.790%, 12/29/49(a)                947.5
CORPORATE BONDS (26.4%)
DIVERSIFIED OPERATIONS (2.7%)
2,000,000..  Hutchinson Whampoa
             6.950%, 08/01/07(a)(d)           1,918.2
ENERGY (1.9%)
  1,250,000  CAL Energy Company
             9.500%, 09/15/06(a)              1,353.1
FINANCE (11.2%)
  1,000,000  China International Trust
             Corp.
             9.000%, 10/15/06(a)              1,053.0
    950,000  Contifinancial Corp.
             9.250%, 08/15/03(a)                983.3
    225,000  First Nationwide
             9.130%, 12/01/03                   238.2
  3,500,000  JP Morgan Corp.
             6.375%, 08/25/98(d)              3,496.5
    225,000  Salomon Corp.
             6.250%, 11/30/00                   227.5
  2,000,000  Wharf International Finance
             7.625%, 03/13/07(a)(d)           1,798.3
                                           ----------
             FINANCE                          7,796.8

METALS & STEELS (1.1%)
    750,000  AK Steel Corp.
             9.125%, 12/15/06(a)                791.3
MULTIMEDIA (1.4%)
  1,000,000  Time Warner Pass-Thru
             6.100%, 12/30/01(a)(d)             991.3

 54   PAYDEN & RYGEL INVESTMENT GROUP

 PRINCIPAL
 OR SHARES       SECURITY DESCRIPTION      VALUE (000)
-----------  ----------------------------  -----------
TECHNOLOGY (8.1%)
    750,000  Rogers Cablesystem
             10.000%, 12/01/07(a)           $   830.6
  1,500,000  Silicon Graphics
             5.250%, 09/01/04(a)              1,321.9
  3,500,000  TCI Communication
             6.381%, 03/12/01(a)              3,505.5
                                           ----------
             TECHNOLOGY                       5,658.0
                                           ----------
             CORPORATE BONDS                 18,508.7

FOREIGN BONDS (3.0%)
650,000,000  Greek Government Bond
             8.233%, 03/21/04                 2,104.3
U.S. GOVERNMENT AGENCIES (6.1%)
  1,300,000  FHLMC Discount Note              1,287.2
  3,000,000  FHLMC Discount Note(a)           2,984.7
                                           ----------
                                              4,271.9
             U.S. GOVERNMENT AGENCIES
INVESTMENT COMPANIES (2.8%)
  1,952,493  Dreyfus Treasury Cash
             Management Fund                  1,952.3
                                           ----------
TOTAL (COST - $87,732.2)(b) (126.3%)        $88,225.2
                                           ==========

Percentages indicated are based on net assets of $69,872,507.

(a) All or a portion of the security is held by the custodian in a segregated account.

At April 30, 1998, the Fund's open futures contracts were as follows:

 NUMBER                                                       UNREALIZED
   OF                           EXPIRATION     CURRENT      APPRECIATION/
CONTRACTS     CONTRACT TYPE        DATE         VALUE       (DEPRECIATION)
---------   ------------------  ----------   ------------   --------------
   110      5 Year Treasury
              Future              Jun-98      (11,977,969)     $ 10,344
   142      10 Year Treasury
              Future              Jun-98      (15,948,375)      (11,813)
    12      30 Year Treasury
              Future              Jun-98          962,251        (1,703)
                                                             ----------
                                                               $ (3,172)
                                                             ==========

At April 30, 1998, the Fund's open swap contracts were as follows:

                                    EXPIRATION    UNREALIZED
SETTLE DATE      CONTRACT TYPE         DATE      APPRECIATION
-----------   --------------------  ----------   ------------
 11/01/98     Lehman Brothers Swap    Nov-98       $285,088
 05/01/98     Lehman Brothers Swap    May-98        285,088
                                                 ----------
                                                   $570,176
                                                 ==========

The notional value for each swap contract is $25 million. The Fund pays at a rate equal to LIBOR (London Interbank Offered Rate) minus 0.15%. The Fund receives at a rate equal to the Lehman Government/Corporate Index.

At April 30, 1998, the Fund's open options contracts were as follows:

                                                          UNREALIZED
CONTRACTS                       EXPIRATION   EXERCISE   APPRECIATION/
 WRITTEN      CONTRACT TYPE        DATE       PRICE     (DEPRECIATION)
---------   ------------------  ----------   --------   --------------
  100       Call Option on 30
              Year U.S.
              Treasury Future     Sep-98       $120        $(42,688)
  100       Put Option on 30
              Year U.S.
              Treasury Future     Sep-98       $120          76,063
                                                         ----------
                                                           $ 33,375
                                                         ==========

(b) This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

              Unrealized appreciation         $ 689,901
              Unrealized depreciation          (196,844)
                                              ---------
              Net unrealized appreciation     $ 493,057
                                              =========

(c) Security was purchased on a delayed delivery basis.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       See notes to financial statements.

                                                        SEMI-ANNUAL REPORT    55

SHORT DURATION TAX EXEMPT FUND
  SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 1998

PRINCIPAL
OR SHARES       SECURITY DESCRIPTION       VALUE (000)
---------  ------------------------------  -----------
GENERAL OBLIGATIONS (42.5%)
LIMITED (4.8%)
1,000,000  Massachusetts State (FGIC)
           5.000%, 08/01/04                 $ 1,031.2
UNLIMITED (28.2%)
1,000,000  Dade County, FL Municipal
           (FGIC)
           12.000%, 10/01/01                  1,243.8
2,000,000  District of Columbia (MBIA)
           6.600%, 06/01/03(a)                2,122.5
1,000,000  Lewisville, TX Indt. School
           Dist. (PSF)
           6.250%, 08/15/02                   1,070.0
  700,000  Minnesota State
           6.800%, 08/01/00                     705.0
1,000,000  New York City
           4.750%, 08/01/98                   1,001.8
                                           ----------
           UNLIMITED                          6,143.1
STUDENT LOANS (9.5%)
1,000,000  N. England Educ. Loan Mkt.
           Corp.
           5.000%, 07/01/99                   1,010.0
1,000,000  S. Carolina Education Assist.
           6.500%, 09/01/02                   1,065.0
                                           ----------
           STUDENT LOANS                      2,075.0
           GENERAL OBLIGATIONS                9,249.3
REVENUE (52.8%)
AIRPORT (4.6%)
1,000,000  Denver, CO City/Co. Airport
           (MBIA)
           4.800%, 11/15/00                   1,011.3
ELECTRIC (4.7%)
1,000,000  M.E.A.G.
           6.500%, 08/01/99                   1,031.2
HEALTH (12.2%)
1,000,000  CA Health Facilities Authority
           5.100%, 05/15/02                   1,020.0
1,000,000  MO Health & Educ. Facilities
           4.250%, 12/01/99                   1,006.2
  615,000  Philadelphia, PA Hospitals &
           Higher Educ. Fac. Authority
           5.000%, 11/15/00                     622.7
                                           ----------
           HEALTH                             2,648.9
HOUSING (16.1%)
  450,000  AK Housing Finance Corp.
           (MBIA)
           4.350%, 12/01/98                     451.0

PRINCIPAL
OR SHARES       SECURITY DESCRIPTION       VALUE (000)
---------  ------------------------------  -----------
1,000,000  N.Y. State Dormitory
           6.000%, 02/15/03                 $ 1,056.3
2,000,000  OH Housing Financial Agency
           4.200%, 09/01/30                   2,000.8
                                           ----------
           HOUSING                            3,508.1
TRANSPORTATION (4.7%)
1,000,000  DE Transportation Authority
           5.800%, 07/01/99                   1,021.3
WATER & SEWER (10.5%)
  755,000  OH State Water Dev. Authority
           (MBIA)
           4.950%, 12/01/98                     759.8
1,000,000  Orlando, FL Utilities
           Commission
           5.700%, 10/01/04                   1,067.5
  435,000  Oregon Portland Sewer
           6.500%, 06/01/00                     456.2
                                           ----------
           WATER & SEWER                      2,283.5
                                           ----------
           REVENUE                           11,504.3
INVESTMENT COMPANIES (3.2%)
  694,575  Dreyfus Tax Exempt Cash
           Management Fund                      694.6
                                           ----------
TOTAL (COST - 21,334.4)(b) (98.5%)          $21,448.2
                                           ==========

FGIC: Financial Guaranty Insurance Company
MBIA: MBIA Insurance Corp.
PSF: Permanent School Fund

Percentages indicated are based on net assets of $21,783,510.

(a) All or a portion of the security is held by the custodian in a segregated account as collateral.

(b) This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

              Unrealized appreciation          $123,221
              Unrealized depreciation            (9,349)
                                               --------
              Net unrealized appreciation      $113,872
                                               ========

                       See notes to financial statements.

 56   PAYDEN & RYGEL INVESTMENT GROUP

TAX EXEMPT BOND FUND
  SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 1998

PRINCIPAL
OR SHARES       SECURITY DESCRIPTION       VALUE (000)
---------  ------------------------------  -----------
GENERAL OBLIGATIONS (31.6%)
LIMITED (4.3%)
  700,000  Clark Co. NV School District
           (MBIA)
           5.880%, 06/15/13                 $   738.5
1,000,000  Kingsport TN Public
           Improvement
           5.600%, 09/01/03                   1,053.7
1,000,000  Port Seattle, WA
           5.250%, 05/01/03                   1,035.0
                                           ----------
           LIMITED                            2,827.2
UNLIMITED (27.3%)
1,500,000  Charleston Co., S. Carolina
           5.750%, 06/01/08                   1,616.2
1,200,000  Chicago, IL, Metro. Water
           Reclamation District
           6.300%, 12/01/09                   1,329.0
1,760,000  Dade County FL (AMBAC)
           7.700%, 10/01/08                   2,197.8
1,000,000  Fort Worth, TX, Independent
           School District (PSF)
           0.000%, 02/15/06                     697.5
1,000,000  Honolulu, HI, City & County
           5.000%, 10/01/02                   1,023.8
2,000,000  Maryland State
           5.000%, 08/01/07(a)                2,062.5
2,000,000  Mass. State
           5.000%, 08/01/07                   2,057.5
1,000,000  Mississippi State
           5.800%, 06/01/09                   1,052.5
1,000,000  New York, New York
           4.750%, 08/01/98                   1,001.8
1,000,000  Pennsylvania State (MBIA)
           5.200%, 06/15/04                   1,041.2
1,000,000  Texas Public Finance Authority
           5.380%, 10/01/03                   1,047.5
1,000,000  Texas State
           5.000%, 08/01/21                     953.8
1,000,000  Virginia State
           6.100%, 06/01/06                   1,087.5
1,000,000  Washington State
           5.250%, 09/01/05                   1,037.5
                                           ----------
           UNLIMITED                         18,206.1
                                           ----------
           GENERAL OBLIGATIONS               21,033.3
REVENUE (57.1%)
AIRPORT (4.6%)
  700,000  Dade County FL Aviation (FSA)
           5.750%, 10/01/05                     747.2
1,200,000  L.A., CA, City Dept. of
           Airports (FGIC)
           5.500%, 05/15/07                   1,260.0

PRINCIPAL
OR SHARES       SECURITY DESCRIPTION       VALUE (000)
---------  ------------------------------  -----------
1,010,000  S. Francisco CA City & County
           International Airport (FGIC)
           5.000%, 05/01/06                 $ 1,031.5
                                           ----------
           AIRPORT                            3,038.7
EDUCATION (9.6%)
1,000,000  Avon, IN Community School
           Building Corp. (AMBAC)
           5.250%, 01/01/22                     986.2
1,000,000  Mass. Educational Financing
           4.550%, 12/01/06                     983.8
1,250,000  N.Y. State Dorm Authority
           (AMBAC)
           6.130%, 07/01/07                   1,365.6
2,810,000  University TX Permanent Fund
           5.900%, 07/01/02(a)                2,978.6
                                           ----------
           EDUCATION                          6,314.2
ELECTRIC (6.3%)
  300,000  City of Knoxville, TN Gas
           System
           4.850%, 03/01/06                     304.1
1,000,000  FL Dept. of
           Transportation - Right of Way
           6.000%, 07/01/07                   1,098.8
2,000,000  GA Muni. Electric Authority
           (FGIC)
           5.550%, 01/01/07                   2,120.0
  575,000  IN Municipal Power Agency
           (MBIA)
           5.130%, 01/01/01                     586.5
                                           ----------
           ELECTRIC                           4,109.4
HOUSING (4.2%)
  500,000  California Housing Authority
           (MBIA)
           5.200%, 08/01/26                     509.4
1,000,000  ID Housing & Finance Assoc.
           5.200%, 07/01/27                   1,015.0
1,000,000  Virginia Housing Dev.
           Authority
           6.300%, 07/01/11                   1,052.5
  170,000  WI Housing & Economic Dev.
           5.300%, 11/01/05                     175.3
                                           ----------
           HOUSING                            2,752.2
POLLUTION CONTROL (7.1%)
1,000,000  IL Sales Tax Revenue
           7.000%, 06/15/19                   1,052.5
1,400,000  MN Public Fac. Pollution
           Control
           6.000%, 03/01/07                   1,555.7
2,000,000  N.Y. Environmental Facilities
           Corporation (MBIA)
           5.500%, 06/15/09(a)                2,117.5
                                           ----------
           POLLUTION CONTROL                  4,725.7

                                                        SEMI-ANNUAL REPORT    57

TAX EXEMPT BOND FUND
  SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
April 30, 1998

PRINCIPAL
OR SHARES       SECURITY DESCRIPTION       VALUE (000)
---------  ------------------------------  -----------
TRANSPORTATION (3.9%)
1,000,000  Mass. Bay Transportation
           Authority
           5.600%, 03/01/08                 $ 1,068.8
1,465,000  Port Authority N.Y. & N.J.
           5.800%, 12/01/12                   1,541.9
                                           ----------
           TRANSPORTATION                     2,610.7
WATER & SEWER (21.4%)
1,000,000  City & County of San
           Francisco, California Sewer
           6.500%, 10/01/21                   1,055.0
2,000,000  Cleveland OH Waterworks
           5.500%, 01/01/08                   2,115.0
2,000,000  District of Columbia Water &
           Sewer Authority
           5.500%, 10/01/17                   2,070.0
  765,000  Du Page County, IL
           5.600%, 01/01/21                     815.7
1,500,000  N.Y. Metro Transit Authority
           5.000%, 07/01/12                   1,486.9
2,500,000  New York State
           5.250%, 04/01/05                   2,596.9
1,000,000  OH State Water Dept. Auth.
           (AMBAC)
           5.700%, 06/01/09                   1,066.2
  500,000  Oregon Portland Sewer
           6.500%, 06/01/00                     524.4
2,500,000  PA Municipal Bond
           4.750%, 06/15/99                   2,525.0
                                           ----------
           WATER & SEWER                     14,255.1
           REVENUE                           37,806.0
SPECIAL TAX (8.1%)
  900,000  Arapahoe County, CO
           Capital Improvement
           6.900%, 08/31/15                   1,053.0
1,000,000  CN Special Tax Obligation
           6.250%, 10/01/09                   1,080.0
1,600,000  Washington, D.C. Revenue Bond
           6.000%, 04/01/05                   1,726.0
1,380,000  Washington, D.C. American
           Advancement of Science (AMBAC)
           6.000%, 01/01/08                   1,507.7
                                           ----------
           SPECIAL TAX                        5,366.7

PRINCIPAL
OR SHARES       SECURITY DESCRIPTION       VALUE (000)
---------  ------------------------------  -----------
INVESTMENT COMPANIES (0.4%)
  247,756  Dreyfus Tax Exempt Cash
           Management Fund                  $   247.7
                                           ----------
TOTAL (COST - $63,043.6)(b) (97.2%)         $64,453.7
                                           ==========

AMBAC: AMBAC Indemnity Corporation
FGIC: Financial Guaranty Insurance Company
MBIA: MBIA Insurance Corp.
PSF: Permanent School Fund

Percentages indicated are based on net assets of $66,523,440.

(a) All or a portion of the security is held by the custodian in a segregated account as collateral.

At April 30, 1998, the Fund's open futures contracts were as follows:

 NUMBER                                                       UNREALIZED
   OF                            EXPIRATION     CURRENT     APPRECIATION/
CONTRACTS      CONTRACT TYPE        DATE         VALUE      (DEPRECIATION)
---------   -------------------  ----------   -----------   --------------
    20      30 Year Treasury       Jun-98      (2,404,375)     $   313
            Future
    20      Municipal Bond         Jun-98       2,421,250       (9,063)
            Future
                                                            ----------
                                                               $(8,750)
                                                            ==========

(b) This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

              Unrealized appreciation       $1,589,245
              Unrealized depreciation         (179,064)
                                            ----------
              Net unrealized appreciation   $1,410,181
                                            ==========

                       See notes to financial statements.

 58   PAYDEN & RYGEL INVESTMENT GROUP

BUNKER HILL MONEY MARKET FUND
  SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 1998

PRINCIPAL                                   AMORTIZED
OR SHARES       SECURITY DESCRIPTION       COST (000)
---------  ------------------------------  -----------
COMMERCIAL PAPER (68.2%)
AGRICULTURE (3.1%)
  500,000  Canadian Wheat Board
           000%, 05/19/98                   $   498.7
AUTOMOBILES (12.9%)
  700,000  Ford Motor Credit
           5.541%, 05/29/98                     700.0
  700,000  GMAC
           5.561%, 05/29/98                     700.0
  700,000  Toyota Motor Credit
           0.000%, 05/14/98                     698.6
                                           ----------
           AUTOMOBILES                        2,098.6

DIVERSIFIED OPERATIONS (4.3%)
  700,000  Dupont
           0.000%, 05/27/98                     697.2
ENERGY (8.5%)
  700,000  Chevron Oil Finance
           5.519%, 05/12/98                     700.0
  700,000  Shell Oil
           0.000%, 06/01/98                     696.7
                                           ----------
           ENERGY                             1,396.7

FINANCE (11.1%)
  600,000  Abbey National
           0.000%, 07/02/98                     594.3
  700,000  American Express
           5.520%, 06/05/98                     700.0
  500,000  Deutsche Bank
           0.000%, 06/12/98                     496.8
                                           ----------
           FINANCE                            1,791.1

FOOD & BEVERAGE (3.1%)
  500,000  Coca Cola
           0.000%, 06/04/98                     497.4
INDUSTRIAL GOODS AND SERVICES (17.2%)
  700,000  Caterpillar Financial Service
           0.000%, 06/24/98                     694.3
  700,000  Emerson Electric
           0.000%, 06/02/98                     696.6
  700,000  G.E. Capital Corp.
           5.520%, 06/05/98                     700.0

PRINCIPAL                                   AMORTIZED
OR SHARES       SECURITY DESCRIPTION       COST (000)
---------  ------------------------------  -----------
  700,000  Paccar Financial
           0.000%, 05/19/98                 $   698.1
                                           ----------
           INDUSTRIAL GOODS AND SERVICES      2,789.0

TECHNOLOGY (8.0%)
  700,000  Bell Atlantic
           0.000%, 05/19/98                     698.1
  600,000  Xerox Credit
           0.000%, 06/18/98                     595.7
                                           ----------
           TECHNOLOGY                         1,293.8
                                           ----------
           COMMERCIAL PAPER                  11,062.5

CERTIFICATES OF DEPOSIT (10.1%)
  900,000  1st of America Bank
           5.250%, 05/01/98                     900.0
  450,000  Dresdner Bank
           5.510%, 01/15/99                     449.9
  300,000  Morgan Guaranty Bank
           5.710%, 01/08/99                     299.9
                                           ----------
           CERTIFICATES OF DEPOSIT            1,649.8

CORPORATE NOTES (1.8%)
  300,000  Associates Corporate Note
           5.750%, 11/15/98                     300.0
U.S. GOVERNMENT AGENCIES (14.5%)
  200,000  FHLMC Discount Note
           0.000%, 07/01/98                     198.2
1,500,000  FNMA Discount Note
           0.000%, 07/02/98                   1,486.1
  700,000  FHLB Discount Note
           0.000%, 12/03/98                     677.9
                                           ----------
           U.S. GOVERNMENT AGENCIES           2,362.2

INVESTMENT COMPANIES (4.4%)
  722,723  Dreyfus Treasury Cash
           Management Fund                      722.7
                                           ----------
TOTAL (COST - $16,097.2) (99.0%)            $16,097.2
                                           ==========

Percentages indicated are based on net assets of

$16,253,354.

                       See notes to financial statements.

                                                        SEMI-ANNUAL REPORT    59

HIGH INCOME FUND
  SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 1998

PRINCIPAL
OR SHARES       SECURITY DESCRIPTION       VALUE (000)
---------  ------------------------------  -----------
ASSET BACKED SECURITIES (2.1%)
  250,000  Ford 1998 A Class D
           7.500%, 05/15/03(a)              $   245.2
  750,000  Triangle Funding
           7.844%, 10/15/05(a)                  749.5
                                           ----------
           ASSET BACKED SECURITIES              994.7
COLLATERALIZED BOND OBLIGATIONS (0.5%)
  250,000  Ares CBO
           9.770%, 11/30/04(a)                  250.2
COMMERCIAL PAPER (16.9%)
2,000,000  American Express Capital
           5.520%, 05/07/98                   2,000.0
2,000,000  Caterpillar Financial Service
           5.560%, 05/06/98                   1,998.5
2,000,000  GECC
           5.510%, 05/07/98                   2,000.0
2,000,000  Toyota Motor Credit
           5.590%, 05/07/98                   1,998.1
                                           ----------
           COMMERCIAL PAPER                   7,996.6
PREFERRED STOCK (4.6%)
  500,000  IBJ International
           8.790%, 12/29/49                     473.7
   15,000  Time Warner
           10.25%, 07/01/16                   1,698.8
                                           ----------
           PREFERRED STOCK                    2,172.5
CORPORATE BONDS (71.6%)
AIRLINES (1.6%)
  750,000  Northwest Airlines Corp.
           8.375%, 03/15/04                     776.2
BUILDING & CONSTRUCTION (11.8%)
  750,000  Cathay International
           13.000%, 04/15/08(a)                 757.5
1,000,000  Cemex
           12.750%, 07/15/06(a)               1,207.5
  750,000  HMH Properties
           9.500%, 05/15/05                     810.9
1,000,000  Kaufman & Broad Home
           9.625%, 11/06/04                   1,061.3
  500,000  Traffic Stream
           14.250%, 05/01/06(a)                 487.5
  750,000  US Home Corp.
           7.750%, 01/15/05                     742.5
  625,000  Wharf Intl. Finance Note
           7.625%, 03/13/07(a)                  562.0
                                           ----------
           BUILDING & CONSTRUCTION            5,629.2
CABLE SYSTEMS (9.0%)
1,000,000  Adelphia Communications
           10.500%, 07/15/04                  1,097.5
  750,000  Century Communications
           8.375%, 12/15/07                     757.5

PRINCIPAL
OR SHARES       SECURITY DESCRIPTION       VALUE (000)
---------  ------------------------------  -----------
  250,000  CSC Holdings Inc.
           9.250%, 11/01/05                 $   264.7
  750,000  Jones Intercable
           9.625%, 03/15/02                     804.4
  750,000  Lenfest Communication
           8.375%, 11/01/05                     777.2
  500,000  Rogers Cablesystem
           10.000%, 12/01/07                    553.7
                                           ----------
           CABLE SYSTEMS                      4,255.0
CONSUMER GOODS (3.2%)
1,500,000  Revlon
           8.625%, 02/01/08                   1,500.0
DURABLES (3.2%)
  250,000  Hayes Wheels International
           11.000%, 07/15/06                    284.7
  750,000  Mark IV Industrial
           7.500%, 09/01/07(a)                  753.8
  500,000  Navistar International
           8.000%, 02/01/08                     498.1
                                           ----------
           DURABLES                           1,536.6
ENERGY AND UTILITIES (4.3%)
  750,000  CAL Energy Company
           9.500%, 09/15/06                     811.9
  500,000  Calpine Corp.
           9.205%, 02/01/04                     516.9
  250,000  Forcenergy Inc.
           8.500%, 02/15/07                     243.7
  250,000  Gulf Canada Resources Ltd.
           9.250%, 01/15/04                     261.6
  250,000  Vintage Petro
           8.625%, 02/01/09                     260.0
                                           ----------
           ENERGY AND UTILITIES               2,094.1
FINANCE (4.4%)
1,000,000  Bay View Capital
           9.125%, 08/15/07                   1,033.8
  750,000  Contifinancial Corp.
           9.250%, 08/15/03                     776.2
  250,000  First Nationwide
           9.125%, 12/01/03                     264.7
                                           ----------
           FINANCE                            2,074.7
GAMING (2.3%)
  500,000  Boyd Gaming Corp.
           9.500%, 07/15/07                     530.0
  250,000  Grand Casinos
           9.000%, 10/15/04                     262.2
  250,000  Hollywood Casino
           12.750%, 11/01/03                    276.2
                                           ----------
           GAMING                             1,068.4
HEALTH CARE (3.4%)
  500,000  Tenet Healthcare Corp.
           9.250%, 09/01/02                     563.1

 60   PAYDEN & RYGEL INVESTMENT GROUP

PRINCIPAL
OR SHARES       SECURITY DESCRIPTION       VALUE (000)
---------  ------------------------------  -----------
1,000,000  Tenet Healthcare
           8.625%, 12/01/03                 $ 1,057.5
                                           ----------
           HEALTH CARE                        1,620.6
INDUSTRIAL GOODS AND SERVICES (3.2%)
  500,000  American Standard
           7.375%, 02/01/08                     488.7
  500,000  CSC Holdings Inc.
           7.875%, 12/15/07                     512.5
  500,000  Owens-Ill Inc.
           7.850%, 05/15/04                     519.4
                                           ----------
           INDUSTRIAL GOODS AND SERVICES      1,520.6
METALS (2.8%)
  750,000  AK Steel Corp.
           9.125%, 12/15/06                     791.3
  500,000  Ryerson Tull, Inc.
           8.500%, 07/15/01                     520.0
                                           ----------
           METALS                             1,311.3
MULTIMEDIA (8.9%)
1,000,000  Chancellor Media
           8.125%, 12/15/07                   1,001.2
  750,000  Fox Kids World
           9.250%, 11/01/07(a)                  742.5
  250,000  Globo Communicacoes
           10.625%, 12/05/08(a)                 253.7
  500,000  Jacor Communication Co.
           9.750%, 12/15/06(a)                  545.0
  500,000  Multicanal
           10.500%, 02/01/07                    527.5
1,000,000  Primedia Inc.
           7.625%, 04/01/08                     972.5
  250,000  Young Broadcasting
           9.000%, 01/15/06                     256.9
                                           ----------
           MULTIMEDIA                         4,299.3
RETAIL (2.7%)
  250,000  Jitney-Jungle Stores
           10.375%, 09/15/07                    260.0
1,000,000  Stage Stores
           8.500%, 07/15/05                   1,032.5
                                           ----------
           RETAIL                             1,292.5

PRINCIPAL
OR SHARES       SECURITY DESCRIPTION       VALUE (000)
---------  ------------------------------  -----------
TELECOMMUNICATIONS (8.7%)
  500,000  Clearnet Communications
           0.000%, 12/15/05                 $   418.7
1,000,000  GST USA Inc.
           0.000%, 12/15/05                     815.0
  500,000  Level 3 Communication Inc.
           9.125%, 05/01/08(a)                  493.1
  500,000  Nextlink
           9.000%, 03/15/08                     515.0
  750,000  RSL Communications
           9.125%, 03/01/08                     750.0
  250,000  Sprint Spectrum
           11.000%, 08/15/06                    286.3
  750,000  Telefonica Argentina
           11.870%, 11/01/04(a)                 853.1
                                           ----------
           TELECOMMUNICATIONS                 4,131.2
TECHNOLOGY (2.1%)
1,000,000  Unisys Corp.
           7.875%, 04/01/08                   1,006.3
                                           ----------
           CORPORATE BONDS                   34,116.0
U.S. TREASURIES (10.4%)
5,000,000  U.S. Treasury Note
           5.500%, 03/31/03                   4,969.9
INVESTMENT COMPANIES (2.0%)
  941,385  Dreyfus Treasury Cash
           Management Fund                      941.4
                                           ----------
TOTAL (COST - $51,366.7)(b) (108.1%)        $51,441.3
                                           ==========

Percentages indicated are based on net assets of $47,565,906.

(a) Non-income producing security.

(b) This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

           Unrealized appreciation           $ 192,264
           Unrealized depreciation            (117,696)
                                            ----------
           Net unrealized appreciation       $  74,568
                                            ==========

                       See notes to financial statements.

                                                        SEMI-ANNUAL REPORT    61

VALUE STOCK FUND
  SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 1998

 SHARES        SECURITY DESCRIPTION       VALUE (000)
---------  -----------------------------  -----------
COMMON STOCKS (98.4%)
BASIC MATERIALS (16.9%)
   84,060  Armco, Inc.                    $    577.9
   33,290  Bethlehem Steel Corp.(a)            518.1
   31,550  Commonwealth Industries, Inc.       536.4
   17,450  Crompton & Knowles Corp.            522.4
    6,830  FMC Corp.(a)                        529.8
   30,960  Methanex Corp.(a)                   269.0
   15,090  National Steel Corp. - Class
           B                                   282.0
   12,680  Walter Industries Inc.(a)           261.5
                                          ----------
           BASIC MATERIALS                   3,497.1
CONSUMER CYCLICALS (13.3%)
   14,610  Burlington Coat Factory
           Warehouse                           283.1
    7,670  Hasbro, Inc.                        282.4
   12,020  J Ray McDermott, S.A.(a)            533.4
    8,260  Mohawk Industries, Inc.(a)          255.0
   46,510  Musicland Stores Corp.(a)           569.7
   52,000  Terra Industries Inc.               559.0
   11,150  Woolworth Corp.(a)                  256.5
                                          ----------
           CONSUMER CYCLICALS                2,739.1
CONSUMER STAPLES (9.3%)
   11,080  Dial Corp.                          270.1
   17,830  Johns Manville Corp.                290.9
   19,890  Keebler Foods Co.(a)                566.9
   21,530  Perrigo Company(a)                  278.5
   25,950  Whitman Corp.                       507.6
                                          ----------
           CONSUMER STAPLES                  1,914.0
HEALTH CARE (7.3%)
   13,800  Allegiance Corp.                    629.6
   31,290  Quest Diagnostics, Inc.(a)          602.3
    3,830  Wellpoint Health
           Network - CLA(a)                    276.2
                                          ----------
           HEALTH CARE                       1,508.1
FINANCIALS (26.9%)
    8,320  AmerUs Life Holdings, Inc.          266.2
   26,980  Capstead Mortgage Corp.             514.3
   45,540  Credit Acceptance Corp.(a)          489.6
   22,200  Duke Realty Investments             528.6
   12,310  Everest Reinsurance Holdings,
           Inc.                                507.8
   13,690  Liberty Financial Companies         548.5
   17,010  Mackenzie Financial Corp.           272.2
   10,400  NAC Re Corp.                        520.0
    7,710  Protective Life Corp.               286.2
   16,455  Raymond James Financial, Inc.       535.8
    5,730  Reinsurance Group of America,
           Inc.                                284.0
   16,210  Simon Debartolo Group, Inc.         533.9
   10,810  United Asset Management             286.5
                                          ----------
           FINANCIALS                        5,573.6

 SHARES        SECURITY DESCRIPTION       VALUE (000)
---------  -----------------------------  -----------
CAPITAL GOODS (7.7%)
    4,950  Lear Corp.(a)                  $    265.1
   11,860  Reynolds & Reynolds Co. - CLA       272.8
   11,970  Smith (A.O.) Corp.                  540.1
   39,710  Unisource Worldwide, Inc.           503.8
                                          ----------
           CAPITAL GOODS                     1,581.8
TECHNOLOGY (15.8%)
   26,840  Adaptec, Inc.(a)                    635.8
   19,380  Apple Computer, Inc.(a)             530.5
   12,490  Creative Technology Ltd.(a)         256.0
   85,670  Oak Technology, Inc.(a)             492.6
   22,520  Quantum Corp.(a)                    529.2
    3,420  Storage Tech Corp. - CLA(a)         288.8
   20,110  Wang Laboratories, Inc.(a)          543.0
                                          ----------
           TECHNOLOGY                        3,275.9
TRANSPORTATION (1.2%)
    3,500  U.S. Airways Group, Inc.(a)         248.9
                                          ----------
           TRANSPORTATION                      248.9
TOTAL COMMON STOCKS (COST - $20,167.8)      20,338.5
INVESTMENT COMPANIES (3.3%)
  685,738  Dreyfus Treasury Cash
           Management Fund                     688.9
                                          ----------
TOTAL (COST - $20,856.8)(b) (101.7%)      $ 21,027.4
                                          ==========

Percentages indicated are based on net assets of $20,686,891.

(a) Non-income producing security.

(b) This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

            Unrealized appreciation         $ 576,323
            Unrealized depreciation          (405,648)
                                            ---------
            Net unrealized appreciation     $ 170,675
                                            =========

                       See notes to financial statements.

 62   PAYDEN & RYGEL INVESTMENT GROUP

GROWTH STOCK FUND
  SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 1998

 SHARES          SECURITY DESCRIPTION       VALUE (000)
---------   ------------------------------  -----------
COMMON STOCKS (96.1%)
 BASIC MATERIALS (9.8%)
    600     Dexter Corp.                     $   24.8
  1,460     Ecolab, Inc.                         46.2
  3,140     Lilly Industries, Inc. - Cl A        59.1
    630     Medusa Corp.                         38.7
    760     Sonoco Products Co.                  30.5
    440     Southdown, Inc.                      31.1
  1,670     Texas Industries, Inc.              107.6
    170     Vulcan Materials Co.                 19.6
                                            ---------
            BASIC MATERIALS                     357.6
CONSUMER CYCLICALS (18.5%)
  3,240     Aaron Rents, Inc.                    65.8
    980     Bush Industries - Cl A               26.5
    980     Cintas Corp.                         46.7
    650     Danaher Corp.                        46.7
  1,600     G & K Services, Inc. - Cl A          64.4
  1,590     Hertz Corp. - Cl A                   65.2
  1,560     Intl Speedway Corp. - Cl A           55.9
    790     La Quinta Inns, Inc.                 17.4
  1,960     Neiman Marcus Group, Inc.(a)         71.9
    995     Oneida Ltd.                          29.8
  2,540     Oakwood Homes                        71.6
    600     Pulitzer Publishing Co.              51.2
  1,420     Terra Industries, Inc.               15.3
    610     Toro Co.                             23.1
  1,025     Wynn's International, Inc.           23.1
                                            ---------
            CONSUMER CYCLICALS                  674.6
CONSUMER STAPLES (6.7%)
    670     Bowne & Co., Inc.                    27.7
    590     CDI Corp.(a)                         22.8
  2,060     Consolidated Products, Inc.(a)       42.0
  1,970     Gaylord Entertainment Co.            67.0
    610     Hannaford Brothers Co.               27.1
    780     IHOP Corp.                           34.3
    990     Natures Sunshine Products,
            Inc.                                 24.3
                                            ---------
            CONSUMER STAPLES                    245.2
HEALTH CARE (6.8%)
  2,920     Health Management Assoc.,
            Inc. -  A(a)                         92.0
  2,115     ICN Pharmaceuticals, Inc.           104.2
    750     Life Technologies, Inc.              26.2
  1,480     Techne Corp.(a)                      26.1
                                            ---------
            HEALTH CARE                         248.5
ENERGY (1.3%)
  1,420     Benton Oil & Gas Co.(a)              17.3
  1,430     Vintage Petroleum, Inc.              27.9
                                            ---------
            ENERGY                               45.2

 SHARES          SECURITY DESCRIPTION       VALUE (000)
---------   ------------------------------  -----------
FINANCIALS (13.6%)
  1,090     Acceptance Insurance Cos,
            Inc.(a)                          $   24.9
    900     BRE Properties - Cl A                23.6
    910     Capstead Mortgage Corp.              17.3
    880     Horace Mann Educators                30.2
    610     Jefferies Group, Inc.                30.2
  1,040     Morgan Keegan, Inc.                  23.9
    870     Mutual Risk Management Ltd.          29.5
  1,180     NAC Re Corp.                         59.0
  1,830     Nationwide Health Properties,
            Inc.                                 43.0
    570     Orion Capital Corp.                  31.8
  1,260     Raymond James Financial, Inc.        41.0
    770     Transatlantic Holdings, Inc.         59.1
  1,810     United Cos Financial Corp.           37.0
  1,060     Weingarten Realty Investment         45.2
                                            ---------
            FINANCIALS                          495.7
CAPITAL GOODS (21.5%)
  1,120     Albany Intl Corp. - Cl A             31.9
  1,930     Altron, Inc.(a)                      28.0
  1,160     Baldor Electric                      30.4
    790     Butler Manufacturing Co.             29.5
  1,720     Castle (A.M.) & Co.                  40.8
    820     CTS Corp.                            30.3
  1,760     Donaldson Co., Inc.                  44.7
  1,180     Federal Signal Corp.                 25.3
    620     General Signal Corp.                 27.3
    610     Harsco Corp.                         28.1
  1,460     Hon Industries                       46.7
    720     IDEX Corp.                           26.3
  1,770     JLG Industries, Inc.                 28.9
  1,420     Kuhlman Corp.                        69.6
  1,170     Lear Corp.(a)                        62.7
  1,340     Lydall, Inc.(a)                      24.9
  1,730     Paxar Corp.(a)                       25.6
    870     Regal Beloit                         26.7
    430     Sealed Air Corp.(a)                  27.0
  2,370     Spartech Corp.                       50.2
    520     Timken Co.                           20.8
  3,450     Thermedics, Inc.(a)                  55.4
                                            ---------
            CAPITAL GOODS                       781.1
TECHNOLOGY (3.6%)
  1,520     BMC Industries, Inc.                 27.7
  1,340     Coherent, Inc.(a)                    31.8
    580     Harris Corp.                         28.1
  1,320     Helix Technology Corp.               26.4
  2,440     Symmetricom, Inc.(a)                 18.0
                                            ---------
            TECHNOLOGY                          132.0
COMMUNICATION SERVICES (2.6%)
  2,220     Century Telephone Enterprise         94.5
                                            ---------
            COMMUNICATION SERVICES               94.5

                                                        SEMI-ANNUAL REPORT    63

GROWTH STOCK FUND
  SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
April 30, 1998

PRINCIPAL
OR SHARES        SECURITY DESCRIPTION       VALUE (000)
---------   ------------------------------  -----------
 UTILITIES (6.6%)
    620     California Water Service Co.     $   16.6
    830     Indiana Energy, Inc.                 26.1
    580     MDU Resources Group, Inc.            20.1
    750     Piedmont Natural Gas Co.             25.5
  1,500     Public Service Co. of N.
            Carolina                             30.8
  2,150     Teco Energy, Inc.                    57.2
  1,380     Washington Gas Light Co.             37.5
    550     WICOR, Inc.                          26.4
                                            ---------
            UTILITIES                           240.2
TRANSPORTATION (5.1%)
  1,580     Heartland Express, Inc.(a)           39.3
  3,250     Kansas City Southern
            Industries                          146.9
                                            ---------
            TRANSPORTATION                      186.2
TOTAL COMMON STOCKS (COST - $3,204.7)         3,500.8
INVESTMENT COMPANIES (3.8%)
140,072     Dreyfus Treasury Cash
            Management Fund                     140.1
                                            ---------
TOTAL (COST - $3,344.8)(b) (99.9%)           $3,640.9
                                            =========

Percentages indicated are based on net assets of $3,642,811.

(a) Non-income producing security.

(b) This represents cost for federal income tax purposes and differs from value by unrealized appreciation (depreciation) of securities as follows:

              Unrealized appreciation          $368,066
              Unrealized depreciation           (71,968)
                                               --------
              Net unrealized appreciation      $296,098
                                                =======

                       See notes to financial statements.

 64   PAYDEN & RYGEL INVESTMENT GROUP

  NOTES TO FINANCIAL STATEMENTS
April 30, 1998
        1.   ORGANIZATION

        Each of the Payden & Rygel Global Short Bond Fund, Payden & Rygel Global Fixed Income Fund, Payden & Rygel Short Duration Tax Exempt Fund, Payden & Rygel Tax Exempt Bond Fund, Payden & Rygel U.S. Government Fund (formerly the Payden & Rygel U.S. Treasury Fund), Payden & Rygel Limited Maturity Fund, Payden & Rygel Short Bond Fund, Payden & Rygel Intermediate Bond Fund, Payden & Rygel Investment Quality Bond Fund, Payden & Rygel Market Return Fund, Payden & Rygel Total Return Fund, Payden & Rygel Global Balanced Fund, Payden & Rygel International Equity Fund, Payden & Rygel European Growth & Income Fund, Payden & Rygel Growth & Income Fund, Payden & Rygel Bunker Hill Money Market Fund, Payden & Rygel High Income Fund, Payden & Rygel Value Stock Fund and Payden & Rygel Growth Stock Fund, (the "Funds"), is a series of The Payden & Rygel Investment Group (the "Group"), a no-load, open-end management investment company organized as a Massachusetts business trust on January 22, 1992 and registered under the Investment Company Act of 1940 (the "1940 Act"), as amended. Each of the Funds, other than the International Equity and High Income Funds, has been classified as non-diversified. As provided in the 1940 Act, a diversified fund has, with respect to at least 75% of its total assets, no more than 5% of its total assets invested in the securities of one issuer, plus cash, Government securities, and securities of other investment companies.

        The objective of the Global Short Bond, Global Fixed Income, U.S. Government, Limited Maturity, Short Bond, Intermediate Bond, Investment Quality Bond and Total Return Funds is to realize a high level of total return consistent with preservation of capital. The Limited Maturity Fund further seeks to earn a total return that, over time, is greater than that available from money market funds. In order to achieve these objectives, each Fund invests primarily in debt obligations. The Limited Maturity, Short Bond, Intermediate Bond, Investment Quality Bond and Total Return Funds invest in debt obligations of the U.S. Treasury, U.S. government agencies, U.S. dollar-denominated foreign and domestic public corporations and mortgage-backed securities. The U.S. Government Fund primarily invests in debt obligations of the U.S. Treasury, U.S. government agencies and mortgage-backed securities.

        The Global Short Bond and Global Fixed Income Funds invest primarily in U.S. and foreign government notes and bonds and U.S. and foreign corporate debt securities. The Global Short Bond, Global Fixed Income, Global Balanced and Total Return Funds can also have substantial investments in foreign currency contracts. The objective of the Short Duration Tax Exempt and Tax Exempt Bond Funds is to earn federal tax-free income by investing in debt obligations which are exempt from federal income tax and consistent with preservation of capital. The objective of the Market Return Fund is to provide a

                                                        SEMI-ANNUAL REPORT    65

April 30, 1998

        total return in excess of the Standard & Poor's 500 Stock Index ("S&P 500 Index"). To achieve this objective, the Market Return Fund invests primarily in equity-based investments, such as stock index futures contracts and equity swap contracts, as well as in fixed income securities.

        The objective of the Global Balanced Fund is to realize a high level of total return consistent with preservation of capital. This Fund invests in common stocks, bonds and money market instruments of both domestic and foreign issuers. The Global Balanced Fund can also have investments in foreign currency contracts.

        The objective of the International Equity Fund is long-term capital appreciation. This Fund invests in equity securities (common and preferred stock) of issuers whose corporate headquarters are outside the United States ("foreign equities"). Normally, the Fund's assets are invested in securities of issuers headquartered in at least five different countries.

        The Growth & Income Fund seeks to provide growth of capital and some current income. To achieve these objectives the Growth & Income Fund normally invests approximately half of its assets in the ten stocks in the Dow Jones Industrial Average with the highest dividend yields. This strategy is commonly referred to as investing in the "dogs" of the Dow. The remaining assets are invested in securities intended to replicate the total return of the S&P 500 Index, normally Standard & Poor's Depositary Receipts or additional common stocks.

        The European Growth & Income Fund normally invests its assets in common stocks of approximately ten issuers located in each of France, Germany, the Netherlands and the United Kingdom. In each country, the Fund selects the ten stocks with the highest dividend yield. These stocks come from among the thirty issuers with the largest market capitalizations which are included in each country's leading stock index. The Fund, also known as the "Euro Dogs" Fund, follows investment objectives and policies that are analogous to the Group's Growth & Income Fund.

        The Bunker Hill Money Market Fund invests in only high-quality corporate, bank, and government debt instruments that Payden & Rygel (the "Adviser") believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest categories for short-term securities by at least two nationally recognized rating services or, if unrated, must be determined by the Adviser to be of comparable quality. The Fund must limit its investments to securities with remaining maturities of 397 days or less and must maintain a dollar-weighted average maturity of 90 days or less.

        The High Income Fund invests in a portfolio of higher yielding, below investment grade bonds. Securities below investment grade are speculative and subject to greater market

 66   PAYDEN & RYGEL INVESTMENT GROUP
        fluctuations and greater risk of loss of principal and income than higher rated bonds. The Fund invests at least 65% of its assets in high yield bonds and up to 20% of its total assets in convertible bonds, preferred stocks, Brady bonds or "emerging market" bonds.

        The Value Stock Fund seeks long-term capital appreciation by investing in stocks with a value discipline. Companies selected for investment exhibit one or more of the following criteria: (a) a share price which appears to be inexpensive relative to the growth rate of cash flow or the growth rate of sales; (b) an ability to generate free cash flow internally; and (c) a positive catalyst, e.g., a new product.

        The Growth Stock Fund seeks long-term capital appreciation by investing in stocks with a growth discipline. Companies selected for investment exhibit one or more of the following criteria: (a) a potential expansion in profitability based on factors such as industry and the company's competitive advantages; (b) a potential to achieve above average returns on equity; and (c) above average growth in earnings before interest and taxes.

        There can, however, be no assurance that any of the Funds' investment objectives will be achieved.

        Each of the Funds, other than the Bunker Hill Money Market Fund which does not offer Class S shares, offers both Class R and Class S shares. Class S shares are subject to certain fees under a shareholder service plan (the "Plan"); Class R shares do not participate in the Plan. Both classes of shares have identical rights and privileges except with respect to the shareholder service fees borne by Class S and voting rights on matters affecting a single class.

        The Bunker Hill Money Market Fund offers both Class R and Class D shares. Class D shares are subject to certain fees under a distribution plan (the "Distribution Plan"); Class R shares do not participate in the Distribution Plan. Class D shares pay the Distributor an annual fee of up to 0.35% of the average daily net assets of the Fund attributable to Class D shares, in accordance with Rule 12b-1 under the 1940 Act.

        The Group is authorized to issue an unlimited number of shares of each class, which are units of beneficial interest.

                                                        SEMI-ANNUAL REPORT    67

April 30, 1998

        2.   SIGNIFICANT ACCOUNTING POLICIES

        The following is a summary of significant accounting policies followed by the Funds:

        Securities Valuation

        Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with remaining maturities of 60 days or less) are valued on the basis of quotations obtained from dealers or pricing services with consideration of such factors as institutional-sized trading in similar groups of securities, quality, yield, coupon rate, maturity, type of issue, trading characteristics and other market data. Options, futures, swaps and other similar assets are valued at the last available bid price in the case of listed securities or on the basis of information provided by the institution with which the Fund entered into the transaction in the case of other securities. Investments in investment companies are valued at their net asset values as reported by such companies. Debt securities for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to guidelines established by the Board of Trustees. Debt securities with remaining maturities of sixty days or less are valued on an amortized cost basis unless the Adviser determines that such basis does not represent fair value. Non-U.S. dollar securities are translated into U.S. dollars using the spot exchange rate at the close of the London market. The differences between cost and market of investments are reflected as either unrealized appreciation or depreciation.

        Equity securities listed or traded on any domestic (U.S.) securities exchange are valued at the last sale prices or, if there have been no sales during the day, at the last bid prices. Securities traded only on the over-the-counter market are valued at the latest bid prices. Foreign equity securities are valued based upon the last sale prices on the foreign exchange or market on which they are principally traded as of the close of the appropriate exchange or, if there have been no sales during the day, at the last bid prices. Money market investments are valued at amortized cost, which approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security.

        Investment Transactions and Related Income

        Investment transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. All premiums and discounts are amortized or accreted for both financial statement and tax reporting purposes as required by Federal income tax regulations. Dividend income is recorded on the ex-

 68   PAYDEN & RYGEL INVESTMENT GROUP
        dividend date. Realized gains or losses on investment transactions are determined on the identified cost basis.

        Foreign Currency Translation

        The accounting records of the Funds are maintained in U.S. dollars. The Global Short Bond, Global Fixed Income, Global Balanced, International Equity and Total Return Funds may purchase debt obligations that are payable in foreign currencies. For these five Funds, investment securities, other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the dates of the transactions.

        Each of these five Funds isolates that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

        Reported net realized foreign exchange gains or losses arise from sales and maturities of securities, purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the differences between the amounts of interest or expenses recorded on each of these Fund's books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in the exchange rates.

        Repurchase Agreements

        Any of the Funds may enter into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller's agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements are the equivalent of loans by the Funds. With respect to such agreements, it is each Fund's policy to take possession of the underlying securities and, on a daily basis, mark-to-market such securities to ensure that the value, including accrued interest, is at least equal to the amount to be repaid to each Fund under each agreement.

        Options Transactions

        When any of the Funds (except the Bunker Hill Money Market Fund, which does not invest in any option transactions) writes a covered call or put option, an amount equal to the premium received is included in that Fund's statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date

                                                        SEMI-ANNUAL REPORT    69

April 30, 1998

        or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

        When any of the Funds (except Bunker Hill Money Market Fund, which does not invest in any option transactions) purchases a call or put option, an amount equal to the premium paid is included in that Fund's statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

        The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or security prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by a Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation.

        Futures Contracts

        Any Fund (except the Bunker Hill Money Market Fund) may purchase or sell futures contracts and options on futures contracts, which provide for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a fixed price on a future date. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds may invest in futures

 70   PAYDEN & RYGEL INVESTMENT GROUP
        contracts to hedge against anticipated future changes in interest or exchange rates or security prices. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

        The Market Return, Total Return, Global Balanced, Growth & Income, European Growth & Income, International Equity, Value Stock and Growth Stock Funds may invest in stock index futures contracts, which are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures as discussed above apply to these index futures contracts. Each Fund invests in these futures contracts to permit the Fund to meet its objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to a Fund is that the change in value of the underlying index may not correlate to the change in value of the contracts.

        Swap Contracts

        Each Fund, other than the Growth & Income, European Growth & Income and International Equity Funds, may enter into interest rate, index and currency swap transactions. An interest rate, index or currency swap is a derivative instrument which involves an agreement between a Fund and another party to exchange payments calculated as if they were interest on a fictitious ("notional") principal amount (e.g., an exchange of floating rate payments by one party for fixed rate payments by the other).

        Each of the Equity Funds, and each of the European Growth & Income and the Global Balanced Funds may enter into equity swap transactions. An equity swap is a derivative instrument which involves an agreement between a Fund and another party to exchange payments calculated as if they were interest on a notional principal amount. The Fund will typically pay a floating rate of interest, such as the three-month London Interbank Offered Rate, and receive the total return, i.e., price change plus dividends, of a specified equity index, such as the S&P 500 Index.

        A Fund usually enters into such transactions on a "net" basis, with the Fund receiving or paying, as the case may be, only the net amounts of the two payment streams.

        Forward Currency Contracts

        The Global Short Bond, Global Fixed Income, Total Return, High Income, Market Return, European Growth & Income, Global Balanced and International Equity Funds each may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counter parties to meet the

                                                        SEMI-ANNUAL REPORT    71

April 30, 1998

        terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These eight Funds enter into forward contracts as a hedge against specific transactions or portfolio positions to protect against adverse currency movements. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date, at which time a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

        Delayed Delivery Transactions

        Any of the Funds may purchase securities on a when issued or delayed delivery basis and sell securities on a delayed delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by a Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

        Distributions to Shareholders

        Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and net realized gains on foreign currency transactions are declared and paid monthly for all Funds, except for (i) the International Equity, Global Balanced, European Growth & Income, High Income and Growth & Income Funds which are declared and paid quarterly, (ii) the Value Stock and Growth Stock Funds which are declared and paid semi-annually, and (iii) the Bunker Hill Money Market Fund which are declared daily and paid monthly. Net realized gains on investments, if any, are declared and distributed at least annually. All distributions are paid in the form of additional shares unless cash payment is requested.

        Distributions to shareholders are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

        Federal Income Taxes

        It is the policy of each Fund to meet the requirements for qualification as a regulated investment company as defined in applicable sections of the Internal Revenue Code (the "Code"), and to make distributions of net investment income and net realized gains sufficient to relieve it from all Federal income or excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

 72   PAYDEN & RYGEL INVESTMENT GROUP

        Each Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations. Accordingly, the amounts of net investment income and net realized gains or losses reported in these financial statements may differ from those reported in each Fund's tax return and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders for Federal income tax purposes. Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying statements. Return of capital distributions and net investment losses for tax purposes are reclassified to paid in capital.

        Estimates

        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

        Other

        Shared expenses incurred by the Group are allocated among the series of the Group on the basis of relative net assets. Series-specific expenses are charged to each series as incurred. Fund expenses not specific to any class are allocated between the classes based upon net assets of each class. Class-specific expenses are charged to each Class as incurred.

                                                        SEMI-ANNUAL REPORT    73

April 30, 1998

        3.   PURCHASES AND SALES OF INVESTMENTS

        Purchases and sales of investments (excluding short-term investments and long-term U.S. Government securities) for the period ended April 30, 1998, were as follows:

                                                              PURCHASES         SALES
                                                             ------------    ------------
            Global Short Bond Fund.........................  $208,782,405    $147,853,241
            Global Fixed Income Fund.......................   381,155,590     488,640,973
            Global Balanced Fund...........................     4,623,912       7,549,860
            International Equity Fund......................    11,466,081       6,860,340
            European Growth & Income Fund..................    11,708,284       2,409,581
            Growth & Income Fund...........................    59,328,774         972,979
            Market Return Fund.............................    20,841,261               0
            Limited Maturity Fund..........................    51,799,190      13,167,192
            Short Bond Fund................................    68,902,038      43,165,413
            U.S. Government Fund...........................    61,302,093      33,117,969
            Intermediate Bond Fund.........................    88,731,471      62,939,502
            Investment Quality Bond Fund...................   206,968,548     165,919,073
            Total Return Fund..............................    89,552,346     121,531,830
            Short Duration Tax Exempt Fund.................     4,428,394      19,428,792
            Tax Exempt Bond Fund...........................    17,418,129       6,348,992
            Bunker Hill Money Market Fund..................             0               0
            High Income Fund...............................    39,912,628       3,062,538
            Value Stock Fund...............................    22,353,929       2,568,713
            Growth Stock Fund..............................     3,503,262         326,720

        Purchases and sales of long-term U.S. Government securities for those Funds with activity for the period ended April 30, 1998, were as follows:

                                                              PURCHASES         SALES
                                                             ------------    -----------
            Global Short Bond Fund.........................  $ 70,419,332    $55,890,969
            Global Fixed Income Fund.......................    52,591,266     44,241,836
            Global Balanced Fund...........................     1,270,099              0
            Market Return Fund.............................     6,051,680      4,045,625
            Limited Maturity Fund..........................    87,705,547     50,230,491
            Short Bond Fund................................    57,867,023     44,839,032
            U.S. Government Fund...........................   136,864,309     33,117,969
            Intermediate Bond Fund.........................             0      5,579,730
            Investment Quality Bond Fund...................     5,016,493     11,152,751
            Total Return Fund..............................    38,410,235     40,559,930
            High Income Fund...............................    13,942,148      9,005,391

 74   PAYDEN & RYGEL INVESTMENT GROUP

        The Global Fixed Income Fund's activity in written options for the six months ended April 30, 1998 was as follows:

                                                                NUMBER OF      CONTRACTS
                                                                CONTRACTS       PREMIUM
                                                                ----------    -----------
            Options outstanding at beginning of period........          0     $         0
            Options sold......................................      1,400       1,189,406
            Options canceled in closing transactions..........     (1,400)     (1,189,406)
            Options expired prior to exercise.................          0               0
                                                                ---------     -----------
            Options outstanding at end of period..............          0     $         0

        The Short Bond Fund's activity in written options for the six months ended April 30, 1998 was as follows:

                                                                  NUMBER OF    CONTRACTS
                                                                  CONTRACTS     PREMIUM
                                                                  ---------    ---------
            Options outstanding at beginning of period..........         0     $      0
            Options sold........................................       400      340,500
            Options canceled in closing transactions............      (400)    (340,500)
            Options expired prior to exercise...................         0            0
                                                                  --------     --------
            Options outstanding at end of period................         0     $      0

        The Intermediate Fund's activity in written options for the six months ended April 30, 1998 was as follows:

                                                                  NUMBER OF     CONTRACTS
                                                                  CONTRACTS      PREMIUM
                                                                  ----------    ---------
            Options outstanding at beginning of period..........          0     $      0
            Options sold........................................        680      882,431
            Options canceled in closing transactions............       (480)    (425,619)
            Options expired prior to exercise...................          0            0
                                                                  ---------     --------
            Options outstanding at end of period................        200     $456,812

                                                        SEMI-ANNUAL REPORT    75

April 30, 1998

        The Investment Quality Bond Fund's activity in written options for the six months ended April 30, 1998 was as follows:

                                                                  NUMBER OF    CONTRACTS
                                                                  CONTRACTS     PREMIUM
                                                                  ---------    ---------
            Options outstanding at beginning of period..........        40     $ 60,638
            Options sold........................................       680      882,463
            Options canceled in closing transactions............       520      486,288
            Options expired prior to exercise...................         0            0
                                                                  --------     --------
            Options outstanding at end of period................       200     $456,813

        The Total Return Fund's activity in written options for the six months ended April 30, 1998 was as follows:

                                                                  NUMBER OF    CONTRACTS
                                                                  CONTRACTS     PREMIUM
                                                                  ---------    ---------
            Options outstanding at beginning of period..........        40     $ 60,950
            Options sold........................................       680      882,431
            Options canceled in closing transactions............       520     (486,569)
            Options expired prior to exercise...................         0            0
                                                                  --------     --------
            Options outstanding at end of period................       200     $456,812

        None of the other Funds had activity in written options for the six months ended April 30, 1998.

        4.   UNAMORTIZED ORGANIZATION COSTS

        The organization costs incurred on behalf of the Funds listed below are being reimbursed to Payden & Rygel and are being amortized on a straight-line basis over a period not exceeding five years. The organization costs and the amounts reimbursed as of April 30, 1998 are as follows:

                                                               CUMULATIVE      AMORTIZED
                                                              ORGANIZATION    ORGANIZATION
                                                                 COSTS          EXPENSES
                                                              ------------    ------------
            Global Short Bond Fund..........................    $ 2,047         $ 1,319
            Global Balanced Fund............................      4,063           1,988
            International Equity Fund.......................      3,799           1,874
            European Growth & Income Fund...................      4,958           1,302
            Growth & Income Fund............................     11,447           5,388
            Market Return Fund..............................     49,138          36,646

 76   PAYDEN & RYGEL INVESTMENT GROUP

                                                               CUMULATIVE      AMORTIZED
                                                              ORGANIZATION    ORGANIZATION
                                                                 COSTS          EXPENSES
                                                              ------------    ------------
            Total Return Fund...............................     $3,255          $1,628
            Bunker Hill Money Market Fund...................        848             104
            High Income Fund................................        625              70
            Value Stock Fund................................      6,641             740
            Growth Stock Fund...............................      6,641             740

        5.   RELATED PARTY TRANSACTIONS

        Investment advisory services are provided to the Funds by Payden & Rygel. Under the terms of the investment advisory agreement Payden & Rygel is entitled to receive fees monthly, computed on the average daily net assets of each of the Funds separately at an annualized rate. The rate for the Global Short Bond and Global Fixed Income Funds is 0.30% on net assets up to $2 billion, decreasing to 0.25% on net assets over $2 billion. The rate for the Short Duration Tax Exempt and Tax Exempt Bond Funds is 0.32% on net assets up to $500 million, decreasing in increments to 0.25% on net assets over $1 billion. The rate for the U.S. Government, Limited Maturity, Short Bond, Intermediate Bond, Investment Quality Bond, Market Return and Total Return Funds is 0.28% on net assets up to $1 billion, decreasing to 0.25% on net assets over $1 billion. The rate for the Global Balanced Fund is 0.50% on net assets up to $1 billion and 0.40% on net assets over $1 billion. The rate for the International Equity Fund is 0.60% on net assets up to $1 billion and 0.45% on net assets over $1 billion. The rate for the Growth & Income Fund is 0.50% on net assets up to $2 billion and 0.30% on net assets over $2 billion. The rate for the European Growth & Income Fund is 0.50% on net assets up to $2 billion and 0.40% on net assets over $2 billion. The rate for the Bunker Hill Money Market Fund is 0.15% on all net assets. The rate for the High Income Fund is 0.35% on all net assets. The rate for the Value Stock Fund and Growth Stock Fund is 0.60% on net assets up to $1 billion and 0.50% on net assets over $1 billion.

        Payden & Rygel has voluntarily agreed to waive 0.20% of its fee for advisory services for the Growth & Income Fund through October 31, 1998. Payden & Rygel has also voluntarily agreed to waive 0.35% of its fee for advisory services for the High Income Fund and 0.60% of its fee for advisory services for the Value Stock Fund and Growth Stock Fund through June 30, 1998. In addition, Payden & Rygel has agreed to guarantee that, for so long as it acts as investment adviser to a Fund, the expenses of the Fund attributable to Class R Shares, including advisory fees (but excluding interest, taxes, portfolio transaction expenses, blue sky fees, 12b-1 plan fees and extraordinary expenses) will not exceed the percentage indicated below of that Fund's average daily net assets on

                                                        SEMI-ANNUAL REPORT    77

April 30, 1998

        an annualized basis. In that regard, Payden & Rygel has voluntarily agreed to lower the expense guarantee for the Limited Maturity Fund from 0.60% to 0.40% for the Class R shares through October 31, 1998. Finally, Payden & Rygel has voluntarily agreed to temporarily limit each Fund's total expenses attributable to Class R shares, including advisory fees, to the percentage indicated below of that Fund's average daily net assets on an annualized basis through October 31, 1998 (exclusive of interest, taxes, portfolio transaction expenses, blue sky fees, 12b-1 plan fees and extraordinary expenses).

                                                                      CLASS R SHARES
                                                                  ----------------------
                                                                               VOLUNTARY
                                                                   EXPENSE      EXPENSE
                                                                  GUARANTEE      LIMIT
                                                                  ---------    ---------
            Global Short Bond Fund..............................    0.70%        0.45%
            Global Fixed Income Fund............................    0.70%        n/a
            Global Balanced Fund................................    0.85%        0.70%
            International Equity Fund...........................    1.05%        0.90%
            European Growth & Income Fund.......................    0.90%        0.70%
            Growth & Income Fund................................    0.80%        0.54%
            Market Return Fund..................................    0.60%        0.45%
            Limited Maturity Fund...............................    0.40%        0.30%
            Short Bond Fund.....................................    0.60%        0.30%
            U.S. Government Fund................................    0.60%        0.35%
            Intermediate Bond Fund..............................    0.60%        0.40%
            Investment Quality Bond Fund........................    0.60%        0.45%
            Total Return Fund...................................    0.60%        0.45%
            Short Duration Tax Exempt Fund......................    0.60%        0.45%
            Tax Exempt Bond Fund................................    0.60%        0.50%
            Bunker Hill Money Market Fund.......................    0.50%        0.30%
            High Income Fund....................................    0.75%        0.55%
            Value Stock Fund....................................    1.00%        0.80%
            Growth Stock Fund...................................    1.00%        0.80%

        Each Fund remains liable to Payden & Rygel for expenses subsidized in any fiscal year so long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee or expense limit (whichever is in effect at the time of reimbursement). The deferred expense subsidies, as identified in the statements of assets and liabilities, represent the cumulative amount of expenses subsidized for the Funds and will be recognized as net expense in the statements of operations as expense previously deferred in future periods, if expense limits permit.

 78   PAYDEN & RYGEL INVESTMENT GROUP

        Effective May 30, 1997, Payden & Rygel Distributors, a subsidiary of Payden & Rygel which serves as the distributor for the Funds, entered into an agreement with Bank of America providing for the sale of Class S Shares of certain of the Funds to customers of Bank of America. However, as of April 30, 1998, no Class S Shares have been sold to the public through this arrangement.

        For the Global Balanced and International Equity Funds, Payden & Rygel has entered into a sub-advisory agreement with Scottish Widows Investment Management ("Sub-Advisor"). The Sub-Advisor is a wholly owned subsidiary of Scottish Widows Fund and Life Assurance Society, a mutual company chartered in 1815. Under terms of the sub-advisor agreement, the Sub-Advisor receives fees monthly from Payden & Rygel at a rate of 0.40% on the first $1 billion of average daily net assets and 0.30% on the average daily net assets over $1 billion. In the case of the Global Balanced Fund, fees are based on the average daily net assets allocated to the Sub-Advisor. The Sub-Advisor's fee does not represent a separate or additional charge against the Funds.

        Under the distribution agreement with the Group, Payden & Rygel Distributors is not entitled to receive any fees from the Group.

        Treasury Plus, Inc., a wholly owned subsidiary of Payden & Rygel, serves as administrator to the Group. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Group at an annualized rate of .06%.

        Investors Fiduciary Trust Company ("IFTC"), a Missouri trust company, serves as transfer agent to the Funds. Under the terms of the transfer agency agreement, IFTC is entitled to receive fees based upon a specified amount per shareholder with specified minimum-per-Fund amounts and surcharges, plus certain out-of-pocket expenses. IFTC also serves as fund accountant. Under the terms of the fund accounting agreement, IFTC receives fees based on specified minimum-per-Group amounts, plus certain out-of-pocket expenses.

        All expenses incurred by the Funds are paid directly by Payden & Rygel subject to subsequent reimbursement by the Funds. For Funds which have not fully reimbursed Payden & Rygel for expenses paid on their behalf as of April 30, 1998, as identified in the Statements of Assets and Liabilities as deferred expenses subsidy, the cumulative

                                                        SEMI-ANNUAL REPORT    79

April 30, 1998

        amounts of expenses paid by Payden & Rygel and the reimbursement of expenses by the Funds are as follows:

                                                 CUMULATIVE TOTAL OF   CUMULATIVE TOTAL OF
                                                  EXPENSES PAID BY        REIMBURSEMENT
                                                   PAYDEN & RYGEL          OF EXPENSES
                                                 -------------------   -------------------
            Global Balanced Fund...............       $129,259              $ 78,534
            International Equity Fund..........        131,610               107,976
            European Growth & Income...........        141,088                78,900
            Market Return Fund.................        233,363               114,100
            Bunker Hill Money Market Fund......         30,161                15,000
            Value Stock Fund...................         27,680                21,000
            Growth Stock Fund..................         27,219                 8,000

        Certain officers and/or trustees of the Group are affiliated with Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and trustees receive no fees from the Funds for serving as officers and/or trustees of the Group.

 80   PAYDEN & RYGEL INVESTMENT GROUP

                      (This page intentionally left blank)

                                                        SEMI-ANNUAL REPORT    81

  FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

                                                                GLOBAL SHORT BOND FUND
                                                     =============================================
                                                     PERIOD ENDED     YEAR ENDED      PERIOD ENDED
                                                      APRIL 30,       OCTOBER 31,     OCTOBER 31,
                                                         1998            1997           1996(a)
                                                     ============     ===========     ============
Net asset value -- beginning of period.............    $  10.17        $  10.07         $ 10.00
                                                     -----------      -----------     -----------
Income (loss) from investment activities:
  Net investment income............................        0.68            0.58            0.05
  Net realized and unrealized gains (losses).......       (0.35)           0.11            0.06
                                                     -----------      -----------     -----------
       Total from investment activities............        0.33            0.69            0.11
                                                     -----------      -----------     -----------
Distributions to shareholders:
  From net investment income.......................       (0.34)          (0.59)          (0.04)
  From net realized gains..........................
  In excess of net realized gains..................
                                                     -----------      -----------     -----------
       Total distributions to shareholders.........       (0.34)          (0.59)          (0.04)
                                                     -----------      -----------     -----------
Net asset value -- end of period...................    $  10.16        $  10.17         $ 10.07
                                                     ===========      ===========     ===========
Total return.......................................        3.34%           7.02%           1.10%*
                                                     ===========      ===========     ===========
Ratios/supplemental data:
  Net assets, end of period (000)..................    $279,815        $220,865         $28,913
  Ratio of expenses to average net assets..........        0.45%           0.45%           0.45%**
  Ratio of net investment income to average net
     assets........................................        4.69%           4.84%           4.86%**
  Ratio of expenses to average net assets prior to
     subsidies and waivers.........................        0.48%           0.53%           2.31%**
  Ratio of net investment income to average net
     assets prior to subsidies and waivers.........        4.66%           4.76%           3.00%**
  Portfolio turnover rate..........................         158%            219%              0%**

------------

The Funds commenced operations on following dates:

(a)  September 18, 1996.              (g)  January 1, 1995.
(b)  December 9, 1996.                (h)  September 1, 1994.
(c)  June 30, 1997.                   (i)  January 1, 1994.
(d)  November 1, 1996.                (j)  December 21, 1993.
(e)  December 1, 1995.                (k)  December 17, 1997.
(f)  May 1, 1994.                     (l)  December 30, 1997.

*   Not annualized

**  Annualized

                       See notes to financial statements.

 82   PAYDEN & RYGEL INVESTMENT GROUP

                      GLOBAL FIXED INCOME FUND
====================================================================
PERIOD ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
 APRIL 30,     OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
    1998          1997          1996          1995          1994
============   ===========   ===========   ===========   ===========
  $  10.16      $  10.35      $  10.32      $   9.77      $  10.62
-----------    -----------   -----------   -----------   ----------
      0.45          1.03          0.54          0.89          0.44
                   (0.16)         0.19          0.53         (0.65)
-----------    -----------   -----------   -----------   ----------
      0.45          0.87          0.73          1.42         (0.21)
-----------    -----------   -----------   -----------   ----------
     (0.28)        (1.06)        (0.70)        (0.87)        (0.42)
                                                             (0.22)
-----------    -----------   -----------   -----------   ----------
     (0.28)        (1.06)        (0.70)        (0.87)        (0.64)
-----------    -----------   -----------   -----------   ----------
  $  10.33      $  10.16      $  10.35      $  10.32      $   9.77
===========    ===========   ===========   ===========   ==========
      4.52%         8.84%         7.41%        15.10%        (2.09)%*
===========    ===========   ===========   ===========   ==========
  $503,038      $535,644      $651,165      $540,041      $430,210
      0.49%         0.49%         0.53%         0.50%         0.55%**
      4.85%         5.69%         5.67%         8.94%         4.24%**
      0.49%         0.49%         0.53%         0.50%         0.55%**
      4.85%         5.69%         5.67%         8.94%         4.24%**
       273%          289%          176%          227%          348%**

                       See notes to financial statements.

                                                        SEMI-ANNUAL REPORT    83

(For a share outstanding throughout the period)

                                                                     GLOBAL BALANCED
                                                                          FUND
                                                              =============================
                                                              PERIOD ENDED     PERIOD ENDED
                                                               APRIL 30,       OCTOBER 31,
                                                                  1998           1997(b)
                                                              ============     ============
Net asset value -- beginning of period......................    $ 10.79          $ 10.00
                                                              -----------      -----------
Income (loss) from investment activities:
  Net investment income.....................................       0.20             0.05
  Net realized and unrealized gains (losses)................       1.15             0.90
                                                              -----------      -----------
       Total from investment activities.....................       1.35             0.95
                                                              -----------      -----------
Distributions to shareholders:
  From net investment income................................      (0.13)           (0.05)
  From net realized gains...................................      (0.61)           (0.11)
  In excess of net realized gains...........................
                                                              -----------      -----------
       Total distributions to shareholders..................      (0.74)           (0.16)
                                                              -----------      -----------
Net asset value -- end of period............................    $ 11.40          $ 10.79
                                                              ===========      ===========
Total return................................................      13.29%            9.49%*
                                                              ===========      ===========
Ratios/supplemental data:
  Net assets, end of period (000)...........................    $10,039          $10,312
  Ratio of expenses to average net assets...................       0.70%            0.70%**
  Ratio of net investment income to average net assets......       2.82%            3.32%**
  Ratio of expenses to average net assets prior to subsidies
     and waivers............................................       1.57%            1.64%**
  Ratio of net investment income to average net assets prior
     to subsidies and waivers...............................       1.95%            2.38%**
  Portfolio turnover rate...................................        130%             211%**

------------
The Funds commenced operations on following dates:

(a)  September 18, 1996.              (g)  January 1, 1995.
(b)  December 9, 1996.                (h)  September 1, 1994.
(c)  June 30, 1997.                   (i)  January 1, 1994.
(d)  November 1, 1996.                (j)  December 21, 1993.
(e)  December 1, 1995.                (k) December 17, 1997.
(f)  May 1, 1994.                     (l)  December 30, 1997.

*   Not annualized

**  Annualized

                       See notes to financial statements.

 84   PAYDEN & RYGEL INVESTMENT GROUP

       INTERNATIONAL               EUROPEAN GROWTH &              GROWTH & INCOME
        EQUITY FUND                   INCOME FUND                      FUND
===========================   ===========================   ===========================
PERIOD ENDED   PERIOD ENDED   PERIOD ENDED   PERIOD ENDED   PERIOD ENDED   PERIOD ENDED
 APRIL 30,     OCTOBER 31,     APRIL 30,     OCTOBER 31,     APRIL 30,     OCTOBER 31,
    1998         1997(b)          1998         1997(c)          1998         1997(d)
============   ============   ============   ============   ============   ============
  $ 10.75        $ 10.00        $ 10.19        $ 10.00        $  12.77       $  10.00
-----------    -----------    -----------    -----------    -----------    -----------
     0.01          (0.28)          0.02          (0.04)           0.13           0.17
     1.46           1.04           2.36           0.23            2.13           2.74
-----------    -----------    -----------    -----------    -----------    -----------
     1.47           0.76           2.38           0.19            2.26           2.91
-----------    -----------    -----------    -----------    -----------    -----------
                   (0.01)                                        (0.14)         (0.14)
-----------    -----------    -----------    -----------    -----------    -----------
     0.00          (0.01)          0.00           0.00           (0.14)         (0.14)
-----------    -----------    -----------    -----------    -----------    -----------
  $ 12.22        $ 10.75        $ 12.57        $ 10.19        $  14.89       $  12.77
===========    ===========    ===========    ===========    ===========    ===========
    13.67%          7.59%*        23.36%          1.90%*         17.76%         29.19%*
===========    ===========    ===========    ===========    ===========    ===========
  $21,864        $14,403        $27,131        $13,608        $246,710       $150,944
     0.90%          0.90%**        0.70%          0.69%**         0.54%          0.54%**
     1.26%          0.92%**        1.76%          1.72%**         1.50%          1.60%**
     1.19%          1.57%**        1.81%          2.48%**         0.74%          0.89%**
     0.97%          0.25%**        0.65%         (0.07)%**        1.30%          1.25%**
       83%            66%**          29%             9%**            1%             2%**

                       See notes to financial statements.

                                                        SEMI-ANNUAL REPORT    85

(For a share outstanding throughout the period)

                                                                  MARKET RETURN FUND
                                                 =====================================================
                                                 PERIOD ENDED         YEAR ENDED          PERIOD ENDED
                                                  APRIL 30,           OCTOBER 31,         OCTOBER 31,
                                                     1998                1997               1996(e)
                                                 ============         ===========         ============
Net asset value -- beginning of period.........    $ 12.80              $ 10.86              $10.00
                                                 -----------          ----------          ---------
Income (loss) from investment activities:
  Net investment income........................       0.34                 0.63                0.50
  Net realized and unrealized gains (losses)...       2.20                 2.64                0.86
                                                 -----------          ----------          ---------
       Total from investment activities........       2.54                 3.27                1.36
                                                 -----------          ----------          ---------
Distributions to shareholders:
  From net investment income...................      (0.33)               (0.63)              (0.50)
  From net realized gains......................      (0.97)               (0.70)
  In excess of net realized gains..............
                                                 -----------          ----------          ---------
       Total distributions to shareholders.....      (1.30)               (1.33)              (0.50)
                                                 -----------          ----------          ---------
Net asset value -- end of period...............    $ 14.04              $ 12.80              $10.86
                                                 ===========          ==========          =========
Total return...................................      21.50%               31.74%              14.06%*
                                                 ===========          ==========          =========
Ratios/supplemental data:
Net assets, end of period (000)................    $36,963              $20,195              $5,789
  Ratio of expenses to average net assets......       0.45%                0.45%               0.00%**
  Ratio of net investment income to average net
     assets....................................       5.58%                5.36%               5.95%**
  Ratio of expenses to average net assets prior
     to subsidies and waivers..................       0.64%                0.96%               4.14%**
  Ratio of net investment income to average net
     assets prior to subsidies and waivers.....       5.39%                4.85%               1.81%**
  Portfolio turnover rate......................         43%                 140%                146%**

------------
The Funds commenced operations on following dates:

(a)  September 18, 1996.              (g)  January 1, 1995.
(b)  December 9, 1996.                (h)  September 1, 1994.
(c)  June 30, 1997.                   (i)  January 1, 1994.
(d)  November 1, 1996.                (j)  December 21, 1993.
(e)  December 1, 1995.                (k)  December 17, 1997.
(f)  May 1, 1994.                     (l)  December 30, 1997.

*   Not annualized

**  Annualized

                       See notes to financial statements.

 86   PAYDEN & RYGEL INVESTMENT GROUP

                        LIMITED MATURITY FUND
=====================================================================
PERIOD ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED    PERIOD ENDED
 APRIL 30,     OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
    1998          1997          1996          1995         1994(f)
============   ===========   ===========   ===========   ============
  $  10.06      $  10.06       $ 10.06       $ 10.00       $ 10.00
-----------    -----------   ----------    ----------    -----------
      0.28          0.54          0.53          0.56          0.19
     (0.01)                                     0.07         (0.01)
-----------    -----------   ----------    ----------    -----------
      0.27          0.54          0.53          0.63          0.18
-----------    -----------   ----------    ----------    -----------
     (0.28)        (0.54)        (0.53)        (0.57)        (0.18)
-----------    -----------   ----------    ----------    -----------
     (0.28)        (0.54)        (0.53)        (0.57)        (0.18)
-----------    -----------   ----------    ----------    -----------
  $  10.05      $  10.06       $ 10.06       $ 10.06       $ 10.00
===========    ===========   ==========    ==========    ===========
      2.66%         5.46%         5.41%         6.43%         1.84%*
===========    ===========   ==========    ==========    ===========
  $156,468      $152,429       $50,771       $18,414       $14,248
      0.30%         0.30%         0.30%         0.33%         0.41%**
      5.57%         5.52%         5.45%         5.59%         4.74%**
      0.46%         0.52%         0.62%         0.83%         2.92%**
      5.41%         5.30%         5.13%         5.09%         2.23%**
        74%          135%          217%          166%           86%**

                       See notes to financial statements.

                                                        SEMI-ANNUAL REPORT    87

(For a share outstanding throughout the period)

                                                           U.S. GOVERNMENT FUND
                                          =======================================================
                                          PERIOD ENDED   YEAR ENDED    YEAR ENDED    PERIOD ENDED
                                           APRIL 30,     OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                              1998          1997          1996         1995(g)
                                          ============   ===========   ===========   ============
Net asset value -- beginning of
  period................................    $ 10.56        $ 10.54       $ 10.61       $ 10.00
                                          -----------    ----------    ----------    -----------
Income (loss) from investment
  activities:
  Net investment income.................       0.26           0.60          0.58          0.53
  Net realized and unrealized gains
     (losses)...........................       0.12           0.02         (0.04)         0.61
                                          -----------    ----------    ----------    -----------
       Total from investment
          activities....................       0.38           0.62          0.54          1.14
                                          -----------    ----------    ----------    -----------
Distributions to shareholders:
  From net investment income............      (0.26)         (0.60)        (0.58)        (0.53)
  From net realized gains...............                                   (0.03)
  In excess of net realized gains.......
                                          -----------    ----------    ----------    -----------
       Total distributions to
          shareholders..................      (0.26)         (0.60)        (0.61)        (0.53)
                                          -----------    ----------    ----------    -----------
Net asset value -- end of period........    $ 10.68        $ 10.56       $ 10.54       $ 10.61
                                          ===========    ==========    ==========    ===========
Total return............................       3.63%          6.10%         5.20%        11.61%*
                                          ===========    ==========    ==========    ===========
Ratios/supplemental data:
  Net assets, end of period (000).......    $71,220        $15,479       $22,114       $10,894
  Ratio of expenses to average net
     assets.............................       0.34%          0.45%         0.45%         0.45%**
  Ratio of net investment income to
     average net assets.................       5.36%          5.49%         5.59%         6.31%**
  Ratio of expenses to average net
     assets prior to subsidies and
     waivers............................       0.46%          0.63%         0.78%         1.84%**
  Ratio of net investment income to
     average net assets prior to
     subsidies and waivers..............       5.24%          5.31%         5.26%         4.92%**
  Portfolio turnover rate...............        474%           160%          152%           87%**

------------
The Funds commenced operations on following dates:

(a)  September 18, 1996.              (g)  January 1, 1995.
(b)  December 9, 1996.                (h)  September 1, 1994.
(c)  June 30, 1997.                   (i)  January 1, 1994.
(d)  November 1, 1996.                (j)  December 21, 1993.
(e)  December 1, 1995.                (k)  December 17, 1997.
(f)  May 1, 1994.                     (l)  December 30, 1997.

*   Not annualized

**  Annualized

                       See notes to financial statements.

 88   PAYDEN & RYGEL INVESTMENT GROUP

                           SHORT BOND FUND
=====================================================================
PERIOD ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED    PERIOD ENDED
 APRIL 30,     OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
    1998          1997          1996          1995         1994(h)
============   ===========   ===========   ===========   ============

  $   9.92       $  9.97       $ 10.04       $  9.68        $10.00

-----------    ----------    ----------    ----------    ---------

      0.29          0.58          0.54          0.54          0.34

     (0.02)        (0.05)        (0.06)         0.36         (0.32)

-----------    ----------    ----------    ----------    ---------

      0.27          0.53          0.48          0.90          0.02

-----------    ----------    ----------    ----------    ---------

     (0.29)        (0.58)        (0.54)        (0.54)        (0.34)

                                 (0.01)
-----------    ----------    ----------    ----------    ---------

     (0.29)        (0.58)        (0.55)        (0.54)        (0.34)

-----------    ----------    ----------    ----------    ---------

  $   9.90       $  9.92       $  9.97       $ 10.04        $ 9.68
===========    ==========    ==========    ==========    =========

      2.75%         5.52%         4.86%         9.56%         0.21%*
===========    ==========    ==========    ==========    =========
  $106,716       $94,256       $97,966       $19,157        $2,592

      0.37%         0.40%         0.40%         0.40%         0.48%**

      7.09%         6.00%         5.67%         5.72%         4.47%**

      0.58%         0.49%         0.57%         1.03%         4.56%**

      6.88%         5.91%         5.50%         5.09%         0.39%**

       203%          208%          212%          170%          187%**



                                                        SEMI-ANNUAL REPORT    89

(For a share outstanding throughout the period)

                                                                       TOTAL RETURN FUND
                                                               =================================
                                                               PERIOD ENDED         PERIOD ENDED
                                                                APRIL 30,           OCTOBER 31,
                                                                   1998               1997(b)
                                                               ============         ============
Net asset value -- beginning of period......................     $ 10.25              $ 10.00
                                                               -----------          -----------
Income (loss) from investment activities:
  Net investment income.....................................        0.39                 0.46
  Net realized and unrealized gains (losses)................       (0.05)                0.23
                                                               -----------          -----------
     Total from investment activities.......................        0.34                 0.69
                                                               -----------          -----------
Distributions to shareholders:
  From net investment income................................       (0.33)               (0.44)
  From net realized gains...................................       (0.08)
  In excess of net realized gains...........................
                                                               -----------          -----------
     Total distributions to shareholders....................       (0.41)               (0.44)
                                                               -----------          -----------
Net asset value -- end of period............................     $ 10.18              $ 10.25
                                                               ===========          ===========
Total return................................................        3.37%                7.10%*
                                                               ===========          ===========
Ratios/supplemental data:
  Net assets, end of period (000)...........................     $69,873              $98,863
  Ratio of expenses to average net assets...................        0.45%                0.45%**
  Ratio of net investment income to average net assets......        7.92%                6.21%**
  Ratio of expenses to average net assets prior to subsidies
     and waivers............................................        0.52%                0.69%**
  Ratio of net investment income to average net assets prior
     to subsidies and waivers...............................        7.92%                5.97%**
  Portfolio turnover rate...................................         297%                 206%**

------------
The Funds commenced operations on following dates:

(a)  September 18, 1996.              (g)  January 1, 1995.
(b)  December 9, 1996.                (h)  September 1, 1994.
(c)  June 30, 1997.                   (i)  January 1, 1994.
(d)  November 1, 1996.                (j)  December 21, 1993.
(e)  December 1, 1995.                (k)  December 17, 1997.
(f)  May 1, 1994.                     (l)  December 30, 1997.

*   Not annualized

**  Annualized

                       See notes to financial statements.

 90   PAYDEN & RYGEL INVESTMENT GROUP

                           INTERMEDIATE BOND FUND
    =====================================================================
    PERIOD ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED    PERIOD ENDED
     APRIL 30,     OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
        1998          1997          1996          1995         1994(i)
    ============   ===========   ===========   ===========   ============
      $   9.71       $  9.60       $  9.85       $  9.30       $ 10.00
    -----------    ----------    ----------    ----------    -----------
          0.29          0.56          0.56          0.57          0.35
                        0.11         (0.17)         0.55         (0.70)
    -----------    ----------    ----------    ----------    -----------
          0.29          0.67          0.39          1.12         (0.35)
    -----------    ----------    ----------    ----------    -----------
         (0.29)        (0.56)        (0.56)        (0.57)        (0.35)
         (0.05)                      (0.08)
    -----------    ----------    ----------    ----------    -----------
         (0.34)        (0.56)        (0.64)        (0.57)        (0.35)
    -----------    ----------    ----------    ----------    -----------
      $   9.66       $  9.71       $  9.60       $  9.85       $  9.30
    ===========    ==========    ==========    ==========    ===========
          3.02%         7.26%         4.06%        12.43%        (3.52)%*
    ===========    ==========    ==========    ==========    ===========
      $101,403       $80,766       $52,767       $34,391       $14,312
          0.40%         0.45%         0.45%         0.45%         0.46%**
          6.09%         5.96%         5.90%         6.10%         5.39%**
          0.45%         0.55%         0.58%         0.68%         2.03%**
          6.04%         5.86%         5.77%         5.87%         3.82%**
           143%          192%          196%          189%          358%**

                       See notes to financial statements.

                                                        SEMI-ANNUAL REPORT    91

(For a share outstanding throughout the period)

                                                                  INVESTMENT QUALITY BOND
                                                                            FUND
                                                         ==========================================
                                                         PERIOD ENDED    YEAR ENDED     YEAR ENDED
                                                          APRIL 30,      OCTOBER 31,    OCTOBER 31,
                                                             1998           1997           1996
                                                         ============    ===========    ===========
Net asset value -- beginning of period.................    $  10.01        $  9.81        $  9.96
                                                         -----------     ----------     ----------
Income (loss) from investment activities:
  Net investment income................................        0.30           0.58           0.63
  Net realized and unrealized gains (losses)...........                       0.22          (0.17)
                                                         -----------     ----------     ----------
     Total from investment activities..................        0.30           0.80           0.46
                                                         -----------     ----------     ----------
Distributions to shareholders:
  From net investment income...........................       (0.27)         (0.60)         (0.61)
  From net realized gains..............................       (0.05)
  In excess of net realized gains......................
                                                         -----------     ----------     ----------
     Total distributions to shareholders...............       (0.32)         (0.60)         (0.61)
                                                         -----------     ----------     ----------
Net asset value -- end of period.......................    $   9.99        $ 10.01        $  9.81
                                                         ===========     ==========     ==========
Total return...........................................        3.11%          8.44%          4.86%
                                                         ===========     ==========     ==========
Ratios/supplemental data:
  Net assets, end of period (000)......................    $134,175        $94,987        $32,304
  Ratio of expenses to average net assets..............        0.45%          0.45%          0.00%
  Ratio of net investment income to average net
     assets............................................        6.12%          6.03%          6.41%
  Ratio of expenses to average net assets prior to
     subsidies and waivers.............................        0.47%          0.53%          0.64%
  Ratio of net investment income to average net assets
     prior to subsidies and waivers....................        6.10%          5.95%          5.77%
  Portfolio turnover rate..............................         282%           317%           197%

------------
The Funds commenced operations on following dates:

(a)  September 18, 1996.              (g)  January 1, 1995.
(b)  December 9, 1996.                (h)  September 1, 1994.
(c)  June 30, 1997.                   (i)  January 1, 1994.
(d)  November 1, 1996.                (j)  December 21, 1993.
(e)  December 1, 1995.                (k)  December 17, 1997.
(f)  May 1, 1994.                     (l)  December 30, 1997.

*   Not annualized

**  Annualized

                       See notes to financial statements.

 92   PAYDEN & RYGEL INVESTMENT GROUP

        INVESTMENT QUALITY                             SHORT DURATION TAX EXEMPT
            BOND FUND                                            FUND
    ==========================   =====================================================================
    YEAR ENDED    PERIOD ENDED   PERIOD ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED    PERIOD ENDED
    OCTOBER 31,   OCTOBER 31,     APRIL 30,     OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
       1995         1994(i)          1998          1997          1996          1995         1994(h)
    ===========   ============   ============   ===========   ===========   ===========   ============
      $  9.09        $10.00        $ 10.08        $ 10.01       $ 10.08       $  9.93       $ 10.00
    ----------    ---------      -----------    ----------    ----------    ----------    -----------
         0.57          0.37           0.22           0.38          0.38          0.42          0.04
         0.87         (0.91)         (0.05)          0.07         (0.06)         0.15         (0.07)
    ----------    ---------      -----------    ----------    ----------    ----------    -----------
         1.44         (0.54)          0.17           0.45          0.32          0.57         (0.03)
    ----------    ---------      -----------    ----------    ----------    ----------    -----------
        (0.57)        (0.37)         (0.22)         (0.38)        (0.38)        (0.42)        (0.04)
                                     (0.01)                       (0.01)
    ----------    ---------      -----------    ----------    ----------    ----------    -----------
        (0.57)        (0.37)         (0.23)         (0.38)        (0.39)        (0.42)        (0.04)
    ----------    ---------      -----------    ----------    ----------    ----------    -----------
      $  9.96        $ 9.09        $ 10.02        $ 10.08       $ 10.01       $ 10.08       $  9.93
    ==========    =========      ===========    ==========    ==========    ==========    ===========
        16.39%        (5.49)%*        1.64%          4.55%         3.28%         5.88%        (0.35)%*
    ==========    =========      ===========    ==========    ==========    ==========    ===========
      $25,822        $3,030        $21,784        $38,176       $36,336       $16,019       $20,150
         0.45%         0.49%**        0.45%          0.45%         0.45%         0.45%         0.45%**
         6.20%         5.25%**        4.09%          3.75%         3.81%         4.12%         3.20%**
         1.11%         4.52%**        0.66%          0.62%         0.70%         0.91%         2.87%**
         5.55%         1.22%**        3.88%          3.58%         3.56%         3.66%         0.78%**
          252%          513%**          31%            57%           35%           80%            0%**

                       See notes to financial statements.

                                                        SEMI-ANNUAL REPORT    93

(For a share outstanding throughout the period)

                                                                          TAX EXEMPT BOND
                                                                                FUND
                                                              ========================================
                                                              PERIOD ENDED   YEAR ENDED    YEAR ENDED
                                                               APRIL 30,     OCTOBER 31,   OCTOBER 31,
                                                                  1998          1997          1996
                                                              ============   ===========   ===========
Net asset value -- beginning of period......................    $  9.71        $  9.47       $  9.59
                                                              -----------    ----------    ----------
Income (loss) from investment activities:
  Net investment income.....................................       0.20           0.44          0.45
  Net realized and unrealized gains (losses)................      (0.03)          0.24         (0.12)
                                                              -----------    ----------    ----------
     Total from investment activities.......................       0.17           0.68          0.33
                                                              -----------    ----------    ----------
Distributions to shareholders:
  From net investment income................................      (0.19)         (0.44)        (0.45)
  From net realized gains...................................
  In excess of net realized gains...........................
                                                              -----------    ----------    ----------
     Total distributions to shareholders....................      (0.19)         (0.44)        (0.45)
                                                              -----------    ----------    ----------
Net asset value -- end of period............................    $  9.69        $  9.71       $  9.47
                                                              ===========    ==========    ==========
     Total return...........................................       1.80%          7.33%         3.52%
                                                              ===========    ==========    ==========
Ratios/supplemental data:
  Net assets, end of period (000)...........................    $66,523        $57,579       $49,862
  Ratio of expenses to average net assets...................       0.48%          0.45%         0.45%
  Ratio of net investment income to average net assets......       4.08%          4.60%         4.73%
  Ratio of expenses to average net assets prior to subsidies
     and waivers............................................       0.53%          0.59%         0.61%
  Ratio of net investment income to average net assets prior
     to subsidies and waivers...............................       4.03%          4.46%         4.57%
  Portfolio turnover rate...................................         17%            42%           23%

------------
The Funds commenced operations on following dates:

(a)  September 18, 1996.              (g)  January 1, 1995.
(b)  December 9, 1996.                (h)  September 1, 1994.
(c)  June 30, 1997.                   (i)  January 1, 1994.
(d)  November 1, 1996.                (j)  December 21, 1993.
(e)  December 1, 1995.                (k)  December 17, 1997.
(f)  May 1, 1994.                     (l)  December 30, 1997.

*   Not annualized

**  Annualized

                       See notes to financial statements.

 94   PAYDEN & RYGEL INVESTMENT GROUP

                                     BUNKER HILL
            TAX EXEMPT               MONEY MARKET           HIGH INCOME            VALUE STOCK            GROWTH STOCK
            BOND FUND                    FUND                   FUND                   FUND                   FUND
    ==========================   ====================   ====================   ====================   ====================
    YEAR ENDED    PERIOD ENDED      FOR THE PERIOD         FOR THE PERIOD         FOR THE PERIOD         FOR THE PERIOD
    OCTOBER 31,   OCTOBER 31,     DECEMBER 17, 1997      DECEMBER 30, 1997      DECEMBER 30, 1997      DECEMBER 30, 1997
       1995         1994(j)      TO APRIL 30, 1998(k)   TO APRIL 30, 1998(l)   TO APRIL 30, 1998(l)   TO APRIL 30, 1998(l)
    ===========   ============   ====================   ====================   ====================   ====================
      $  8.90       $ 10.00            $  1.00                $ 10.00                $ 10.00                 $10.00
    ----------    -----------    ---------------        ---------------        ---------------        -------------
         0.46          0.33               0.02                   0.16                   0.03                   0.02
         0.69         (1.10)                                     0.23                   2.00                   1.07
    ----------    -----------    ---------------        ---------------        ---------------        -------------
         1.15         (0.77)              0.00                   0.39                   2.03                   1.09
    ----------    -----------    ---------------        ---------------        ---------------        -------------
        (0.46)        (0.33)             (0.02)                 (0.11)
    ----------    -----------    ---------------        ---------------        ---------------        -------------
        (0.46)        (0.33)              0.00                  (0.11)                  0.00                   0.00
    ----------    -----------    ---------------        ---------------        ---------------        -------------
      $  9.59       $  8.90            $  1.00                $ 10.28                $ 12.03                 $11.09
    ==========    ===========    ===============        ===============        ===============        =============
        13.25%        (7.85)%*            1.96%*                 3.90%*                20.29%*                10.91%*
    ==========    ===========    ===============        ===============        ===============        =============
      $40,052       $25,474            $16,253                $47,566                $20,687                 $3,643
         0.45%         0.50%**            0.30%**                0.54%**                0.78%**                0.79%**
         4.97%         4.47%**            5.26%**                7.30%**                1.92%**                0.71%**
         0.74%         1.07%**            1.64%**                0.82%**                1.68%**                3.16%**
         4.69%         3.90%**            3.92%**                7.02%**                1.02%**                1.66%**
           42%           98%**               0%**                 197%**                 118%**                  35%**

                       See notes to financial statements.

                                                        SEMI-ANNUAL REPORT    95